Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
IncomeStatement
Net sales	$ 3,030,773	$ 2,692,468	$ 3,351,976
Cost of goods sold	2,100,133	1,907,333	2,337,426
Gross profit	930,640	785,135	1,014,550
Selling, general and administrative	529,329	507,303	606,980
Research and development	67,156	57,884	62,450
Legal settlement			20,435
Operating income	334,155	219,948	324,685
Other (income) expense:
Gain on sale of interest in subsidiaries			(109,648)
Equity (income) losses of unconsolidated subsidiaries	(2,108)	1,379	3,041
Loss on early extinguishment of debt		4,804	4,611
Interest income	(1,263)	(999)	(2,029)
Interest expense	37,379	42,117	61,464
Other			106
Income from continuing operations before income taxes and noncontrolling interest	300,147	172,647	367,140
Provision for income taxes	97,200	56,428	108,344
Income from continuing operations	202,947	116,219	258,796
Loss from discontinued operations, net of tax			(5,783)
Loss on disposal of discontinued operations, net of tax	(626)	(19)	(21,846)
Net income before noncontrolling interest	202,321	116,200	231,167
Noncontrolling interest	4,493	707	2,433
Net income attributable to Pentair, Inc.	197,828	115,493	228,734
Net income from continuing operations attributable to Pentair, Inc.	$ 198,454	$ 115,512	$ 256,363
Basic
Continuing operations	$ 2.02	$ 1.19	$ 2.62
Discontinued operations	$ (0.01)		$ (0.28)
Basic earnings per common share	$ 2.01	$ 1.19	$ 2.34
Diluted
Continuing operations	$ 2	$ 1.17	$ 2.59
Discontinued operations	$ (0.01)		$ (0.28)
Diluted earnings per common share	$ 1.99	$ 1.17	$ 2.31
Weighted average common shares outstanding
Basic	98,037	97,415	97,887
Diluted	99,294	98,522	99,068

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2011	Apr. 03, 2010	Dec. 31, 2008	Dec. 31, 2007
Current Assets
Cash and cash equivalents	$ 46,056	$ 33,396	$ 57,134	$ 46,783	$ 39,344	$ 70,795
Accounts and notes receivable, net of allowances of $36,343 and $27,081, respectively	516,905	455,090	625,856	550,830
Inventories	405,356	360,627	411,767	363,667
Deferred tax assets	56,349	49,609	56,370	49,665
Prepaid expense and other assets	44,631	47,576	57,950	43,580
Total current assets	1,069,297	946,298	1,209,077	1,054,525
Property, plant and equipment, net	329,435	333,688	338,610	330,201
Goodwill	2,066,044	2,088,797	2,097,428	2,067,836
Intangibles, net	453,570	486,407	461,244	472,398
Other	55,187	56,144	56,328	56,224
Total other assets	2,574,801	2,631,348	2,615,000	2,596,458
Total assets	3,973,533	3,911,334	4,162,687	3,981,184
Current liabilities
Short-term borrowings	4,933	2,205	6,093	3,731
Current maturities of long-term debt	18	81	13	51
Accounts payable	262,357	207,661	256,492	229,502
Employee compensation and benefits	107,995	74,254	84,043	77,496
Current pension and post-retirement benefits	8,733	8,948	8,733	8,948
Accrued product claims and warranties	42,295	34,288	43,418	37,803
Income taxes	5,964	5,659	20,492	8,571
Accrued rebates and sales incentives	33,559	27,554	29,546	24,653
Other current liabilities	80,942	85,629	97,531	86,763
Total current liabilities	546,796	446,279	546,361	477,518
Other liabilities
Long-term debt	702,521	803,351	802,321	862,351
Pension and other retirement compensation	209,859	234,948	216,592	231,733
Post-retirement medical and other benefits	30,325	31,790	29,459	30,630
Long-term income taxes payable	23,507	26,936	23,548	25,720
Deferred tax liabilities	169,198	146,630	175,877	145,777
Other non-current liabilities	86,295	95,060	86,085	95,399
Total liabilities	1,768,501	1,784,994	1,880,243	1,869,128
Commitments and contingencies
Shareholders' equity
Common shares par value $0.16 2/3; 98,409,192 and 98,655,506 shares issued and outstanding, respectively	16,401	16,442	16,403	16,441
Additional paid-in capital	474,489	472,807	476,930	475,135
Retained earnings	1,624,605	1,502,242	1,655,302	1,518,726
Accumulated other comprehensive income (loss)	(22,342)	20,597	18,525	(11,801)
Noncontrolling interest	111,879	114,252	115,284	113,555
Total shareholders' equity	2,205,032	2,126,340	2,282,444	2,112,056	2,020,069	1,910,871
Total liabilities and shareholders' equity	$ 3,973,533	$ 3,911,334	$ 4,162,687	$ 3,981,184

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Accounts and notes receivable, net of allowances of $36,343 and $27,081, respectively	$ 36,343	$ 27,081
Common Stock Par Or Stated Value Per Share	$ 0.166666667
Common Stock Shares Outstanding	98,409,192	98,655,506

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
Dec. 31, 2010
Operating activities
Net income before noncontrolling interest	$ 202,321
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Loss on disposal of discontinued operations	626
Equity (income) losses of unconsolidated subsidiaries	(2,108)
Depreciation	57,995
Amortization	26,184
Deferred income taxes	29,453
Stock compensation	21,468
Excess tax benefits from stock-based compensation	(2,686)
Loss on sale of assets	466
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	(62,344)
Inventories	(44,495)
Prepaid expenses and other current assets	2,777
Accounts payable	55,321
Employee compensation and benefits	27,252
Accrued product claims and warranties	8,068
Income taxes	1,791
Other current liabilities	561
Pension and post-retirement benefits	(43,024)
Other assets and liabilities	(9,250)
Net cash provided by (used for) continuing operations	270,376
Net cash provided by (used for) operating activities	270,376
Investing activities
Capital expenditures	(59,523)
Proceeds from sale of property and equipment	358
Other	(1,148)
Net cash provided by (used for) investing activities	(60,313)
Financing activities
Net short-term borrowings	2,728
Proceeds from long-term debt	703,641
Repayment of long-term debt	(804,713)
Debt issuance costs	(50)
Excess tax benefits from stock-based compensation	2,686
Stock issued to employees, net of shares withheld	9,941
Repurchases of common stock	(24,712)
Dividends paid	(75,465)
Distribution to noncontrolling interest	(4,647)
Net cash provided by (used for) financing activities	(190,591)
Effect of exchange rate changes on cash and cash equivalents	(6,812)
Change in cash and cash equivalents	12,660
Cash and cash equivalents beginning of period	33,396
Cash and cash equivalents end of period	$ 46,056

Consolidated Statements of Changes in Shareholders Equity (USD $) In Thousands, except Share data	Common shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Subtotal Attributable To Parent [Member]	Noncontrolling interest	Comprehensive income attributable to Pentair, Inc.	Total
Common shares BB at Dec. 31, 2007	99,221,831
Total shareholders equity BB at Dec. 31, 2007	$ 16,537	$ 476,242	$ 1,296,226	$ 121,866	$ 1,910,871			$ 1,910,871
Consolidated Statements of Changes in Shareholders Equity
Net income			228,734		228,734		228,734	228,734
Change in cumulative translation adjustment				(72,117)	(72,117)		(72,117)	(72,117)
Changes in market value of derivative financial instruments net of ( $6,284), ( $2,323) and $229 tax, respectively				(9,431)	(9,431)		(9,431)	(9,431)
Adjustment in retirement liability, net of $42,793, $164 and ( $8159) tax, respectively				(66,933)	(66,933)		(66,933)	(66,933)
Comprehensive income							80,253
Cash dividends $0.68, $0.72 and $0.76 per common share, respectively			(67,284)		(67,284)			(67,284)
Tax Benefit of stock compensation		2,247			2,247			2,247
Stock repurchase shares	(1,549,893)
Stock repurchase value	(258)	(49,742)			(50,000)			(50,000)
Exercise of stock options, net of 121,638, 124,613 and 27,177 shares respectively, tendered for payment	322,574
Exercise of stock options, net of shares tendered for payment value	53	4,948			5,001			5,001
Issuance of restricted shares, net of cancellations shares	366,005
Issuance of restricted shares, net of cancellations value	61	388			449			449
Amortization of restricted shares		9,378			9,378			9,378
Shares surrendered by employees to pay taxes shares	(83,598)
Shares surrendered by employees to pay taxes value	(14)	(2,730)			(2,744)			(2,744)
Stock compensation		10,510			10,510			10,510
PRF acquisition						121,388		121,388
Common shares EB at Dec. 31, 2008	98,276,919
Total shareholders equity EB at Dec. 31, 2008	16,379	451,241	1,457,676	(26,615)	1,898,681	121,388		2,020,069
Consolidated Statements of Changes in Shareholders Equity
Net income			115,493		115,493	707	115,493	116,200
Change in cumulative translation adjustment				43,371	43,371	(7,843)	43,371	35,528
Changes in market value of derivative financial instruments net of ( $6,284), ( $2,323) and $229 tax, respectively				3,585	3,585		3,585	3,585
Adjustment in retirement liability, net of $42,793, $164 and ( $8159) tax, respectively				256	256		256	256
Comprehensive income							162,705
Cash dividends $0.68, $0.72 and $0.76 per common share, respectively			(70,927)		(70,927)			(70,927)
Tax Benefit of stock compensation		1,025			1,025			1,025
Exercise of stock options, net of 121,638, 124,613 and 27,177 shares respectively, tendered for payment	433,533
Exercise of stock options, net of shares tendered for payment value	72	7,639			7,711			7,711
Issuance of restricted shares, net of cancellations shares	24,531
Issuance of restricted shares, net of cancellations value	4	516			520			520
Amortization of restricted shares		7,190			7,190			7,190
Shares surrendered by employees to pay taxes shares	(79,477)
Shares surrendered by employees to pay taxes value	(13)	(1,867)			(1,880)			(1,880)
Stock compensation		7,063			7,063			7,063
Common shares EB at Dec. 31, 2009	98,655,506
Total shareholders equity EB at Dec. 31, 2009	16,442	472,807	1,502,242	20,597	2,012,088	114,252		2,126,340
Consolidated Statements of Changes in Shareholders Equity
Net income						1,232		36,553
Net income			35,321		35,321		35,321
Change in cumulative translation adjustment				31,827	31,827	1,929	31,827	33,756
Changes in market value of derivative financial instruments net of ( $6,284), ( $2,323) and $229 tax, respectively				(571)	(571)		(571)	(571)
Comprehensive income							2,923
Cash dividends $0.68, $0.72 and $0.76 per common share, respectively			(18,837)		(18,837)			(18,837)
Exercise of stock options, net of 121,638, 124,613 and 27,177 shares respectively, tendered for payment	107,672
Exercise of stock options, net of shares tendered for payment value	18	1,523			1,541			1,541
Issuance of restricted shares, net of cancellations shares	6,648
Issuance of restricted shares, net of cancellations value	1	508			509			509
Amortization of restricted shares		1,171			1,171			1,171
Shares surrendered by employees to pay taxes shares	(118,859)
Shares surrendered by employees to pay taxes value	(20)	(3,970)			(3,990)			(3,990)
Stock compensation		3,096			3,096			3,096
Common shares EB at Apr. 03, 2010	98,650,967
Total shareholders equity EB at Apr. 03, 2010	16,441	475,135	1,518,726	(11,801)	1,998,501	113,555		2,112,056
Common shares BB at Dec. 31, 2009	98,655,506
Total shareholders equity BB at Dec. 31, 2009	16,442	472,807	1,502,242	20,597	2,012,088	114,252		2,126,340
Consolidated Statements of Changes in Shareholders Equity
Net income			197,828		197,828	4,493	197,828	202,321
Change in cumulative translation adjustment				(30,487)	(30,487)	(2,219)	(30,487)	(32,706)
Changes in market value of derivative financial instruments net of ( $6,284), ( $2,323) and $229 tax, respectively				310	310		310	310
Adjustment in retirement liability, net of $42,793, $164 and ( $8159) tax, respectively				(12,762)	(12,762)		(12,762)	(12,762)
Comprehensive income							154,889
Cash dividends $0.68, $0.72 and $0.76 per common share, respectively			(75,465)		(75,465)			(75,465)
Distribution to noncontrolling interest						(4,647)		(4,647)
Tax Benefit of stock compensation		2,171			2,171			2,171
Stock repurchase shares	(726,777)
Stock repurchase value	(121)	(24,591)			(24,712)			(24,712)
Exercise of stock options, net of 121,638, 124,613 and 27,177 shares respectively, tendered for payment	651,331
Exercise of stock options, net of shares tendered for payment value	109	14,817			14,926			14,926
Issuance of restricted shares, net of cancellations shares	(4,122)
Issuance of restricted shares, net of cancellations value	(1)	707			706			706
Amortization of restricted shares		3,538			3,538			3,538
Shares surrendered by employees to pay taxes shares	(166,746)
Shares surrendered by employees to pay taxes value	(28)	(5,663)			(5,691)			(5,691)
Stock compensation		10,703			10,703			10,703
Common shares EB at Dec. 31, 2010	98,409,192
Total shareholders equity EB at Dec. 31, 2010	16,401	474,489	1,624,605	(22,342)	2,093,153	111,879		2,205,032
Consolidated Statements of Changes in Shareholders Equity
Net income							50,541	52,034
Net income			50,541		50,541
Change in cumulative translation adjustment				(39,410)	(39,410)	(1,912)	(39,410)	(41,322)
Changes in market value of derivative financial instruments net of ( $6,284), ( $2,323) and $229 tax, respectively				1,457	1,457		1,457	1,457
Comprehensive income							91,408
Cash dividends $0.68, $0.72 and $0.76 per common share, respectively			(19,844)		(19,844)			(19,844)
Stock repurchase shares	(7,826)
Stock repurchase value	(1)	(286)						(287)
Exercise of stock options, net of 121,638, 124,613 and 27,177 shares respectively, tendered for payment	48,587
Exercise of stock options, net of shares tendered for payment value	8	1,112			1,120			1,120
Issuance of restricted shares, net of cancellations shares	37,638
Issuance of restricted shares, net of cancellations value	6	1,367			1,373			1,373
Amortization of restricted shares		330			330			330
Shares surrendered by employees to pay taxes shares	(68,277)
Shares surrendered by employees to pay taxes value	(11)	(2,520)			(2,531)			(2,531)
Stock compensation		2,438			2,438			2,438
Common shares EB at Apr. 02, 2011	98,419,314
Total shareholders equity EB at Apr. 02, 2011	$ 16,403	$ 476,930	$ 1,655,302	$ 18,525	$ 2,167,160	$ 115,284		$ 2,282,444

Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Common shares
Consolidated Statements of Changes in Shareholders Equity
Exercise of stock options, net of 121,638, 124,613 and 27,177 shares respectively, tendered for payment	27,177	124,613	121,638
Retained earnings
Consolidated Statements of Changes in Shareholders Equity
Cash dividends $0.68, $0.72 and $0.74 per common share, respectively	$ 0.76	$ 0.72	$ 0.68
Accumlated other comprehensive income (loss)
Consolidated Statements of Changes in Shareholders Equity
Adjustment in retirement liability, net of $42,793, $164 and ( $8159) tax, respectively	$ (8,159)	$ 164	$ 42,793
Changes in market value of derivative financial instruments net of $(6,284), ( $2,323) and $229 tax, respetively	$ 229	$ (2,323)	$ (6,284)

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Policies Abstract
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Fiscal year

Our fiscal year ends on December 31.  We report our interim quarterly periods on a 13-week basis ending on a Saturday.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Pentair and all subsidiaries, both U.S. and non-U.S., that we control. Intercompany accounts and transactions have been eliminated. Investments in companies of which we own 20% to 50% of the voting stock or have the ability to exercise significant influence over operating and financial policies of the investee are accounted for using the equity method of accounting and as a result, our share of the earnings or losses of such equity affiliates is included in the Consolidated Statements of Income.

Use of estimates

The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires us to make estimates and assumptions that affect the amounts reported in these consolidated financial statements and accompanying notes. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be based upon amounts that could differ from those estimates. The critical accounting policies that require our most significant estimates and judgments include:

•       the assessment of recoverability of long-lived assets, including goodwill and indefinite-life intangibles; and

•       accounting for pension benefits, because of the importance in making the estimates necessary to apply these policies.

Revenue recognition

We recognize revenue when it is realized or realizable and has been earned. Revenue is recognized when persuasive evidence of an arrangement exists; shipment or delivery has occurred (depending on the terms of the sale); the seller's price to the buyer is fixed or determinable; and collectability is reasonably assured.

Generally, there is no post-shipment obligation on product sold other than warranty obligations in the normal and ordinary course of business. In the event significant post-shipment obligations were to exist, revenue recognition would be deferred until substantially all obligations were satisfied.

Sales returns

The right of return may exist explicitly or implicitly with our customers. Our return policy allows for customer returns only upon our authorization. Goods returned must be product we continue to market and must be in salable condition. Returns of custom or modified goods are normally not allowed. At the time of sale, we reduce revenue for the estimated effect of returns. Estimated sales returns include consideration of historical sales levels, the timing and magnitude of historical sales return levels as a percent of sales, type of product, type of customer and a projection of this experience into the future.

Pricing and sales incentives

We record estimated reductions to revenue for customer programs and incentive offerings including pricing arrangements, promotions and other volume-based incentives at the later of the date revenue is recognized or the incentive is offered. Sales incentives given to our customers are recorded as a reduction of revenue unless we (1) receive an identifiable benefit for the goods or services in exchange for the consideration and (2) we can reasonably estimate the fair value of the benefit received. The following represents a description of our pricing arrangements, promotions and other volume-based incentives:

Pricing arrangements

Pricing is established up front with our customers and we record sales at the agreed-upon net selling price. However, one of our businesses allows customers to apply for a refund of a percentage of the original purchase price if they can demonstrate sales to a qualifying OEM customer. At the time of sale, we estimate the anticipated refund to be paid based on historical experience and reduce sales for the probable cost of the discount. The cost of these refunds is recorded as a reduction in gross sales.

Promotions

Our primary promotional activity is what we refer to as cooperative advertising. Under our cooperative advertising programs, we agree to pay the customer a fixed percentage of sales as an allowance that may be used to advertise and promote our products. The customer is generally not required to provide evidence of the advertisement or promotion. We recognize the cost of this cooperative advertising at the time of sale. The cost of this program is recorded as a reduction in gross sales.

Volume-based incentives

These incentives involve rebates that are negotiated up front with the customer and are redeemable only if the customer achieves a specified cumulative level of sales or sales increase. Under these incentive programs, at the time of sale, we reforecast the anticipated rebate to be paid based on forecasted sales levels. These forecasts are updated at least quarterly for each customer and sales are reduced for the anticipated cost of the rebate. If the forecasted sales for a customer changes, the accrual for rebates is adjusted to reflect the new amount of rebates expected to be earned by the customer.

Shipping and handling costs

Amounts billed to customers for shipping and handling are recorded in Net sales in the accompanying Consolidated Statements of Income. Shipping and handling costs incurred by Pentair for the delivery of goods to customers are included in Cost of goods sold in the accompanying Consolidated Statements of Income.

Research and development

We conduct research and development (“R&D”) activities in our own facilities, which consist primarily of the development of new products, product applications and manufacturing processes. We expense R&D costs as incurred. R&D expenditures during 2010, 2009 and 2008 were  $67.2 million,  $57.9 million and  $62.5 million, respectively.

Cash equivalents

We consider highly liquid investments with original maturities of three months or less to be cash equivalents.

Trade receivables and concentration of credit risk

We record an allowance for doubtful accounts; reducing our receivables balance to an amount we estimate is collectible from our customers. Estimates used in determining the allowance for doubtful accounts are based on historical collection experience, current trends, aging of accounts receivable and periodic credit evaluations of our customers' financial condition. We generally do not require collateral. No customer receivable balances exceeded 10% of total net receivable balances as of December 31, 2010. One customer had a receivable balance of approximately 10% of the total net receivable balance as of December 31, 2009.

In December 2008 we sold approximately  $44 million of one customer's accounts receivable to a third-party financial institution to mitigate accounts receivable concentration risk. Sales of accounts receivable are reflected as a reduction of accounts receivable in our Consolidated Balance Sheets and the proceeds are included in the cash flows from operating activities in our Consolidated Statements of Cash Flows. In 2008, a loss in the amount of  $0.5 million related to the sale of accounts receivable is included in the line item Other in our Consolidated Statements of Income. We did not undertake a similar sale of customer receivables in 2010 or 2009.

Inventories

Inventories are stated at the lower of cost or market with substantially all costed using the first-in, first-out (“FIFO”) method and with an insignificant amount of inventories located outside the United States costed using a moving average method which approximates FIFO.

Property, plant and equipment

Property, plant and equipment is stated at historical cost. We compute depreciation by the straight-line method based on the following estimated useful lives:

Years
Land improvements	5 to 20
Buildings and leasehold improvements	5 to 50
Machinery and equipment	3 to 15

Significant improvements that add to productive capacity or extend the lives of properties are capitalized. Costs for repairs and maintenance are charged to expense as incurred. When property is retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any related gains or losses are included in income.

We review the recoverability of long-lived assets to be held and used, such as property, plant and equipment, when events or changes in circumstances occur that indicate the carrying value of the asset or asset group may not be recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of the asset or asset group from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset or asset group, an impairment loss is recognized for the difference between estimated fair value and carrying value. Impairment losses on long-lived assets held for sale are determined in a similar manner, except that fair values are reduced for the cost to dispose of the assets. The measurement of impairment requires us to estimate future cash flows and the fair value of long-lived assets.

Goodwill and identifiable intangible assets

Goodwill

Goodwill represents the excess of the cost of acquired businesses over the fair value of identifiable tangible net assets and identifiable intangible assets purchased.

Goodwill is tested at least annually for impairment and is tested for impairment more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test is performed using a two-step process. In the first step, the fair value of each reporting unit is compared with the carrying amount of the reporting unit, including goodwill. If the estimated fair value is less than the carrying amount of the reporting unit, an indication that goodwill impairment exists and a second step must be completed in order to determine the amount of the goodwill impairment, if any, that should be recorded. In the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation.

The fair value of each reporting unit is determined using a discounted cash flow analysis and market approach. Projecting discounted future cash flows requires us to make significant estimates regarding future revenues and expenses, projected capital expenditures, changes in working capital and the appropriate discount rate. Use of the market approach consists of comparisons to comparable publicly-traded companies that are similar in size and industry. Actual results may differ from those used in our valuations. This non-recurring fair value measurement is a “Level 3” measurement under the fair value hierarchy described below.

In developing our discounted cash flow analysis, assumptions about future revenues and expenses, capital expenditures and changes in working capital, are based on our annual operating plan and long-term business plan for each of our reporting units. These plans take into consideration numerous factors including historical experience, anticipated future economic conditions, changes in raw material prices and growth expectations for the industries and end markets we participate in. These assumptions are determined over a five year long-term planning period. The five year growth rates for revenues and operating profits vary for each reporting unit being evaluated. Revenues and operating profit beyond 2017 are projected to grow at a 3% perpetual growth rate for all reporting units.

Discount rate assumptions for each reporting unit take into consideration our assessment of risks inherent in the future cash flows of the respective reporting unit and our weighted-average cost of capital. We utilized discount rates ranging from 13% to 15% in determining the discounted cash flows in our fair value analysis.

In estimating fair value using the market approach, we identify a group of comparable publicly-traded companies for each operating segment that are similar in terms of size and product offering. These groups of comparable companies are used to develop multiples based on total market-based invested capital as a multiple of earnings before interest, taxes, depreciation and amortization (EBITDA). We determine our estimated values by applying these comparable EBITDA multiples to the operating results of our reporting units. The ultimate fair value of each reporting unit is determined considering the results of both valuation methods.

Identifiable intangible assets

Our primary identifiable intangible assets include trade marks and trade names, patents, non-compete agreements, proprietary technology and customer relationships. Identifiable intangibles with finite lives are amortized and those identifiable intangibles with indefinite lives are not amortized. Identifiable intangible assets that are subject to amortization are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Identifiable intangible assets not subject to amortization are tested for impairment annually or more frequently if events warrant. During the fourth quarter of 2010 and 2009, we completed our annual impairment test for those identifiable assets not subject to amortization and recorded impairment charges in 2009 of  $11.3 million, related to trade names. These charges were recorded in Selling, general and administrative in our Consolidated Statements of Income. There was no impairment charge required in 2010.

The impairment test consists of a comparison of the fair value of the trade name with its carrying value. Fair value is measured using the relief-from-royalty method. This method assumes the trade name has value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. This method requires us to estimate the future revenue for the related brands, the appropriate royalty rate and the weighted average cost of capital. This non-recurring fair value measurement is a “Level 3” measurement under the fair value hierarchy described below. The impairment charge was the result of significant declines in sales volume. These charges were recorded in Selling, general and administrative in our Consolidated Statements of Income.

At December 31, 2010 our goodwill and intangible assets were approximately  $2,519.6 million and represented approximately 63.4% of our total assets. If we experience further declines in sales and operating profit or do not meet our operating forecasts, we may be subject to future impairments. Additionally, changes in assumptions regarding the future performance of our businesses, increases in the discount rate used to determine the discounted cash flows of our businesses or significant declines in our stock price or the market as a whole could result in additional impairment indicators. Because of the significance of our goodwill and intangible assets, any future impairment of these assets could have a material adverse effect on our financial results.

Equity method investments

We have investments that are accounted using the equity method. Our proportionate share of income or losses from investments accounted for under the equity method is recorded in the Consolidated Statements of Income. We write down or write off an investment and recognize a loss when events or circumstances indicate there is impairment in the investment that is other-than-temporary. This requires significant judgment, including assessment of the investees' financial condition and in certain cases the possibility of subsequent rounds of financing, as well as the investees' historical and projected results of operations and cash flows. If the actual outcomes for the investees are significantly different from projections, we may incur future charges for the impairment of these investments.

We have a 50% investment in FARADYNE Motors LLC (“FARADYNE”), a joint venture with ITT Water Technologies, Inc. that began design, development and manufacturing of submersible pump motors in 2005. We do not consolidate the investment in our consolidated financial statements as we do not have a controlling interest over the investment. There were investments in and loans to FARADYNE of  $6.1 million and  $4.5 million at December 31, 2010 and December 31, 2009, respectively, which is net of our proportionate share of the results of their operations.

Income taxes

We use the asset and liability approach to account for income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax basis using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Changes in valuation allowances from period to period are included in our tax provision in the period of change. We recognize the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Environmental

We recognize environmental clean-up liabilities on an undiscounted basis when a loss is probable and can be reasonably estimated. Such liabilities generally are not subject to insurance coverage. The cost of each environmental clean-up is estimated by engineering, financial and legal specialists based on current law. Such estimates are based primarily upon the estimated cost of investigation and remediation required and the likelihood that, where applicable, other potentially responsible parties (“PRPs”) will be able to fulfill their commitments at the sites where Pentair may be jointly and severally liable. The process of estimating environmental clean-up liabilities is complex and dependent primarily on the nature and extent of historical information and physical data relating to a contaminated site, the complexity of the site, the uncertainty as to what remedy and technology will be required and the outcome of discussions with regulatory agencies and other PRPs at multi-party sites. In future periods, new laws or regulations, advances in clean-up technologies and additional information about the ultimate clean-up remedy that is used could significantly change our estimates. Accruals for environmental liabilities are included in Other current liabilities and Other non-current liabilities in the Consolidated Balance Sheets.

Insurance subsidiary

We insure certain general and product liability, property, workers' compensation and automobile liability risks through our regulated wholly-owned captive insurance subsidiary, Penwald Insurance Company (“Penwald”). Reserves for policy claims are established based on actuarial projections of ultimate losses. As of December 31, 2010 and 2009, reserves for policy claims were  $49.0 million ( $12.0 million included in Accrued product claims and warranties and  $37.0 million included in Other non-current liabilities) and  $56.3 million ( $10.0 million included in Accrued product claims and warranties and  $46.3 million included in Other non-current liabilities), respectively.

Stock-based compensation

We account for stock-based compensation awards on a fair value basis. The estimated grant date fair value of each option award is recognized in income on an accelerated basis over the requisite service period (generally the vesting period). The estimated fair value of each option award is calculated using the Black-Scholes option-pricing model. From time to time, we have elected to modify the terms of the original grant. These modified grants are accounted for as a new award and measured using the fair value method, resulting in the inclusion of additional compensation expense in our Consolidated Statements of Income. Restricted share awards and units are recorded as compensation cost on a straight-line basis over the requisite service periods based on the market value on the date of grant.

Earnings per common share

Basic earnings per share are computed by dividing net income by the weighted-average number of common shares outstanding. Diluted earnings per share are computed by dividing net income by the weighted-average number of common shares outstanding including the dilutive effects of common stock equivalents. The dilutive effects of stock options and restricted stock awards and units increased weighted average common shares outstanding by 1,257 thousand, 1,107 thousand and 1,181 thousand in 2010, 2009 and 2008, respectively.

Stock options excluded from the calculation of diluted earnings per share because the exercise price was greater than the average market price of the common shares were 3,711 thousand, 5,283 thousand and 5,268 thousand in 2010, 2009 and 2008, respectively.

Derivative financial instruments

We recognize all derivatives, including those embedded in other contracts, as either assets or liabilities at fair value in our Consolidated Balance Sheets. If the derivative is designated as a fair-value hedge, the changes in the fair value of the derivative and the hedged item are recognized in earnings. If the derivative is designated and is effective as a cash-flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income (“OCI”) and are recognized in the Consolidated Statements of Income when the hedged item affects earnings. If the underlying hedged transaction ceases to exist or if the hedge becomes ineffective, all changes in fair value of the related derivatives that have not been settled are recognized in current earnings. For a derivative that is not designated as or does not qualify as a hedge, changes in fair value are reported in earnings immediately.

We use derivative instruments for the purpose of hedging interest rate and currency exposures, which exist as part of ongoing business operations. We do not hold or issue derivative financial instruments for trading or speculative purposes. All other contracts that contain provisions meeting the definition of a derivative also meet the requirements of and have been designated as, normal purchases or sales. Our policy is not to enter into contracts with terms that cannot be designated as normal purchases or sales. From time to time, we may enter in to short duration foreign currency contracts to hedge foreign currency risks on intercompany transactions.

Fair value measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation as of the measurement date:

Level 1:  Valuation is based on observable inputs such as quoted market prices (unadjusted) for identical assets or liabilities in active markets.

Level 2:  Valuation is based on inputs such as quoted market prices for similar assets or liabilities in active markets or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3:  Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

In making fair value measurements, observable market data must be used when available. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Foreign currency translation

The financial statements of subsidiaries located outside of the U.S. are measured using the local currency as the functional currency. Assets and liabilities of these subsidiaries are translated at the rates of exchange at the balance sheet date. Income and expense items are translated at average monthly rates of exchange. The resultant translation adjustments are included in Accumulated other comprehensive income (loss) (“AOCI”), a separate component of shareholders' equity.

New accounting standards

On January 1, 2009, we adopted new accounting guidance that changes the accounting and reporting for minority interests. Minority interests have been recharacterized as noncontrolling interests and are reported as a component of equity separate from the parent's equity. Purchases or sales of equity interests that do not result in a change in control will be accounted for as equity transactions. In addition, net income attributable to the noncontrolling interest will be included in consolidated net income on the face of the Consolidated Income Statements and upon a loss of control, the interest sold, as well as any interest retained, will be recorded at fair value with any gain or loss recognized in earnings. We have classified noncontrolling interest (previously minority interest) as a component of equity for all periods presented.

In June 2009, the Financial Accounting Standards Board issued an amendment to the accounting and disclosure requirements for the consolidation of variable interest entities. The guidance affects the overall consolidation analysis and requires enhanced disclosures on involvement with variable interest entities. The guidance is effective for fiscal years beginning after November 15, 2009. We adopted the new guidance as of January 1, 2010, which did not have any effect on our consolidated financial statements.

Subsequent events

In connection with preparing the audited consolidated financial statements for the year ended December 31, 2010, we have evaluated subsequent events for potential recognition and disclosure through the date of this filing.

Acquisitions	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Acquisitions
Business Combination Disclosure Text Block

6.       Acquisitions

On January 31, 2011 we acquired as part of our Water Group all of the outstanding shares of capital stock of Hidro Filtros do Brasil (“Hidro Filtros”) for  $17.0 million. The Hidro Filtros results of operations have been included in our consolidated financial statements since the date of acquisition. Hidro Filtros is a leading manufacturer of water filters and filtering elements for residential and industrial applications operating in Brazil and neighboring countries. Goodwill recorded as part of the purchase price allocation was  $10.1 million, none of which is tax deductible. Identified intangible assets acquired as part of the acquisition were  $6.3 million including definite-lived intangibles, primarily customer relationships, of  $5.5 million with an estimated life of 13 years. The proforma impact of this acquisition was deemed to be not material.

On April 2, 2011, we entered into a definitive agreement to acquire as part of our Water Group the Clean Process Technologies (“CPT”) division, from privately held Norit Holding, B.V. The purchase price is €503 million (approximately  $700 million based on the exchange rate on such date), plus an amount, which we expect to be minimal, equal to third party debt of CPT at closing less cash of CPT available to pay off such bank debt. We intend to fund the CPT acquisition with a combination of cash, funds available under our revolving credit facility and new debt.

CPT is a global leader in membrane solutions and clean process technologies in the high growth water and beverage filtration and separation segments. Supported by more than a century of innovation and expertise and backed by its own proprietary technology, CPT provides sustainable purification systems and solutions for desalination, water reuse, industrial applications and beverage segments that effectively address the increasing challenges of clean water scarcity, rising energy costs and pollution. CPT's product offerings include innovative ultrafiltration and nanofiltration membrane technologies, aseptic valves, CO2 recovery and control systems and specialty pumping equipment. Based in the Netherlands, CPT has broad sales diversity with the majority of 2010 revenues generated in European Union countries and Asia-Pacific.

The CPT acquisition is expected to close in the second quarter of 2011, subject to satisfaction of customary conditions and applicable regulatory approval.

2.       Acquisitions

On June 28, 2008, we entered into a transaction with GE Water & Process Technologies (a unit of General Electric Company) (“GE”) that was accounted for as an acquisition of an 80.1 percent ownership interest in GE's global water softener and residential water filtration business in exchange for a 19.9 percent interest in our global water softener and residential water filtration business. The acquisition was effected through the formation of two new entities (collectively, “Pentair Residential Filtration” or “PRF”), a U.S. entity and an international entity, into which we and GE contributed certain assets, properties, liabilities and operations representing our respective global water softener and residential water filtration businesses. We are an 80.1 percent owner of PRF and GE is a 19.9 percent owner. The fair value of the acquisition was  $229.2 million, which includes approximately  $3.3 million of acquisition related costs. The acquisition and related sale of our 19.9 percent interest resulted in a gain of  $109.6 million ( $85.8 million after tax), representing the difference between the carrying amount and the fair value of the 19.9 percent interest sold.

With the formation of Pentair Residential Filtration, we believe we are better positioned to serve residential customers with industry-leading technical applications in the areas of water conditioning, whole-house filtration, point of use water management and water sustainability and expect to accelerate revenue growth by selling GE's existing residential conditioning products through our sales channels.

The fair value of the 80.1 percent interest in the global water softener and residential water filtration business of GE acquired was determined using both an income approach and a market approach. The income approach utilizes a discounted cash flow analysis based on certain key assumptions including a discount rate based on a computed weighted average cost of capital and expected long-term revenue and expense growth rates. The market approach indicates the fair value of a business based on a comparison of the business to guideline publicly traded companies and transactions in its industry.

The fair value of the business acquired was allocated to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value acquired over the identifiable assets acquired and liabilities assumed is reflected as goodwill. Goodwill recorded as part of the purchase price allocation was approximately  $137.9 million, none of which is tax deductible. Identifiable intangible assets acquired as part of the acquisition were  $66.5 million, including definite-lived intangibles, such as customer relationships, proprietary technology and trade names with a weighted average amortization period of approximately 15 years.

The following pro forma consolidated condensed financial results of operations for the year ended December 31, 2008 is presented as if the acquisition had been completed at the beginning of the period presented:

In thousands, except share and per-share data
Pro forma net sales from continuing operations	$3,406,449
Pro forma net income from continuing operations	256,363
Pro forma net income	228,734
Pro forma earnings per common share - continuing operations
Basic	$2.62
Diluted	$2.59

Weighted average common shares outstanding
Basic	97,887
Diluted	99,068

These pro forma consolidated condensed financial results have been prepared for comparative purposes only and include certain adjustments. The adjustments do not reflect the effect of synergies that would have been expected to result from the integration of this acquisition. The pro forma information does not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, or of future results of the consolidated entities.

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operation Additional Disclosures Abstract
Disposal Groups Including Discontinued Operations Disclosure Text Block

3.       Discontinued Operations

In 2010 we were notified of a product recall required by our former Tools Group (which was sold to Black and Decker Corporation in 2004 and treated as a discontinued operation). Under the terms of the sale agreement we are liable for a portion of the product recall costs. We recorded a liability of  $3.2 million ( $2.0 million net of tax) in 2010 representing our estimate of the potential cost for products sold prior to the date of sale of the Tools Group associated with this recall. In addition, we received the remaining escrow balances from our sale of Lincoln Industrial of approximately  $0.5 million, and we reversed tax reserves of approximately  $1.0 million due to the expiration of various statues of limitations.

On December 15, 2008, we sold our Spa and Bath (“Spa/Bath”) business to Balboa Water Group in a cash transaction for  $9.2 million. The results of Spa/Bath have been reported as discontinued operations for all periods presented. Goodwill of  $5.6 million was included in the assets of Spa/Bath.

On February 28, 2008, we sold our National Pool Tile (“NPT”) business to Pool Corporation in a cash transaction for  $29.8 million. The results of NPT have been reported as discontinued operations for all periods presented. Goodwill of  $16.8 million was included in the assets of NPT.

Operating results of the discontinued operations are summarized below:

In thousands	2010	2009	2008
Net Sales	$—	$—	$43,346
Loss from discontinued operations before income taxes	—	—	(9,392)
Income tax benefit on operations	—	—	3,609
Loss from discontinued operations, net of tax	—	—	(5,783)
Gain (loss) on disposal of discontinued operations, before taxes	(2,743)	221	(28,692)
Income tax (expense) benefit on (loss)	2,117	(240)	6,846
Loss on disposal of discontinued operations, net of tax	$(626)	$(19)	$(21,846)

Restructuring	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Restructuring [Abstract]
Restructuring

5.       Restructuring

Restructuring accrual activity recorded on the Condensed Consolidated Balance Sheets is summarized as follows for the periods ended April 2, 2011, December 31, 2010 and April 3, 2010:

	April 2,	December 31,	April 3,
In thousands	2011	2010	2010
Beginning balance	$3,994	$14,509	$14,509
Cash payments and other	(866)	(10,515)	(5,286)
Ending balance	$3,128	$3,994	$9,223

4.       Restructuring

During 2009 and 2008, we announced and initiated certain business restructuring initiatives aimed at reducing our fixed cost structure and rationalizing our manufacturing footprint. These initiatives included the announcement of the closure of certain manufacturing facilities as well as the reduction in hourly and salaried headcount of approximately 800 and 1700 employees in 2009 and 2008, respectively, which included 350 and 1,300 in the Water Group and 450 and 400 in the Technical Products Group. These actions were generally completed by the end of 2009.

Restructuring related costs included in Selling, general and administrative expenses on the Consolidated Statements of Income include costs for severance and related benefits, asset impairment charges and other restructuring costs as follows:

	Years Ended December 31
In thousands	2009	2008
Severance and related costs	$11,160	$34,615
Asset impairment	4,050	5,282
Contract termination costs	2,030	5,309
Total restructuring costs	$17,240	$45,206

Total restructuring costs related to the Water Group and the Technical Products Group were  $7.7 million and  $9.5 million, respectively, for year ended December 31, 2009. Total restructuring costs related to the Water Group and the Technical Products Group were  $36.3 million and  $8.9 million, respectively, for year ended December 31, 2008.

Restructuring accrual activity recorded on the Consolidated Balance Sheets is summarized as follows:

	Years Ended December 31
In thousands	2010	2009
Beginning balance	$14,509	$34,174
Costs incurred	—	13,190
Cash payments and other	(10,515)	(32,855)
Ending balance	$3,994	$14,509

Goodwill and Other Identifiable Intangible Assets	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Goodwill and Other Identifiable Intangible Assets
Goodwill and Intangible assets

8.        Goodwill and Other Identifiable Intangible Assets

The changes in the carrying amount of goodwill for the three months ended April 2, 2011 and April 3, 2010 by segment were as follows:

In thousands	December 31, 2010	Acquisitions/ Divestitures	Foreign Currency Translation/Other	April 2, 2011
Water Group	$1,784,100	$10,078	$17,589	$1,811,767
Technical Products Group	281,944	—	3,717	285,661
Consolidated Total	$2,066,044	$10,078	$21,306	$2,097,428

In thousands	December 31, 2009	Acquisitions/ Divestitures	Foreign Currency Translation/Other	April 3, 2010
Water Group	$1,802,913	$—	$(17,388)	$1,785,525
Technical Products Group	285,884	—	(3,573)	282,311
Consolidated Total	$2,088,797	$—	$(20,961)	$2,067,836

The detail of acquired intangible assets consisted of the following:
	April 2, 2011			December 31, 2010			April 3, 2010
	Gross			Gross			Gross
	carrying	Accumulated		carrying	Accumulated		carrying	Accumulated
In thousands	amount	amortization	Net	amount	amortization	Net	amount	amortization	Net
Finite-life intangibles
Patents	$15,476	$(13,003)	$2,473	$15,469	$(12,695)	$2,774	$15,455	$(11,796)	$3,659
Proprietary technology	74,169	(31,110)	43,059	74,176	(29,862)	44,314	72,965	(25,255)	47,710
Customer relationships	292,920	(88,830)	204,090	282,479	(82,901)	199,578	283,577	(69,910)	213,667
Trade names	1,557	(430)	1,127	1,532	(383)	1,149	1,537	(269)	1,268
Total finite-life intangibles	$384,122	$(133,373)	$250,749	$373,656	$(125,841)	$247,815	$373,534	$(107,230)	$266,304
Indefinite-life intangibles
Trade names	210,495	—	210,495	205,755	—	205,755	206,094	—	206,094
Total intangibles, net	$594,617	$(133,373)	$461,244	$579,411	$(125,841)	$453,570	$579,628	$(107,230)	$472,398

Intangible asset amortization expense was approximately  $6.4 million and  $5.5 million for the three months ended April 2, 2011 and April 3, 2010, respectively.

The estimated future amortization expense for identifiable intangible assets during the remainder of 2011 and the next five years is as follows:

In thousands	Q2-Q4 2011	2012	2013	2014	2015	2016
Estimated amortization expense	$19,193	$24,849	$24,376	$24,052	$23,753	$23,636

5.        Goodwill and Other Identifiable Intangible Assets

The changes in the carrying amount of goodwill for the year ended December 31, 2010 and December 31, 2009 by segment were as follows:

In thousands	December 31, 2009	Acquisitions/ Divestitures	Foreign Currency Translation/Other	December 31, 2010
Water Group	$1,802,913	$—	$(18,813)	$1,784,100
Technical Products Group	285,884	—	(3,940)	281,944
Consolidated Total	$2,088,797	$—	$(22,753)	$2,066,044

In thousands	December 31, 2008	Acquisitions/ Divestitures	Foreign Currency Translation/Other	December 31, 2009
Water Group	$1,818,470	$895	$(16,452)	$1,802,913
Technical Products Group	283,381	—	2,503	285,884
Consolidated Total	$2,101,851	$895	$(13,949)	$2,088,797

Included in “Foreign Currency Translation/Other” in 2009 is the effect of an immaterial error corrected in 2009 related to the previous accounting treatment for certain acquisitions. The correction resulted in a decrease in goodwill and a decrease of deferred tax liabilities of  $28.5 million ( $27.5 million in the Water Group and  $1.0 million in the Technical Products Group).

The detail of acquired intangible assets consisted of the following:
	2010			2009
	Gross			Gross
	carrying	Accumulated		carrying	Accumulated
In thousands	amount	amortization	Net	amount	amortization	Net
Finite-life intangibles
Patents	$15,469	$(12,695)	$2,774	$15,458	$(11,502)	$3,956
Non-compete agreements	—	—	—	4,522	(4,522)	—
Proprietary technology	74,176	(29,862)	44,314	73,244	(23,855)	49,389
Customer relationships	282,479	(82,901)	199,578	288,122	(66,091)	222,031
Trade names	1,532	(383)	1,149	1,562	(235)	1,327
Total finite-life intangibles	$373,656	$(125,841)	$247,815	$382,908	$(106,205)	$276,703
Indefinite-life intangibles
Trade names	205,755	—	205,755	209,704	—	209,704
Total intangibles, net	$579,411	$(125,841)	$453,570	$592,612	$(106,205)	$486,407

Intangible asset amortization expense in 2010, 2009 and 2008 was approximately  $24.5 million,  $27.3 million and  $24.0 million, respectively.

In 2009 we recorded an impairment charge to write down trade name intangible assets of  $11.3 million in the Water Group. Additionally, in 2008 we recorded an impairment charge to write-off a trade name intangible asset of  $1.0 million in the Technical Products Group.

The estimated future amortization expense for identifiable intangible assets during the next five years is as follows:

In thousands	2011	2012	2013	2014	2015
Estimated amortization expense	$25,140	$24,405	$23,956	$23,631	$23,333

Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2010
Balance Sheet Related Disclosures Abstract
Supplemental Balance Sheet Information
6. Supplemental Balance Sheet Information

In thousands	2010	2009
Inventories
Raw materials and supplies	$223,482	$200,931
Work-in-process	37,748	38,338
Finished goods	144,126	121,358
Total inventories	$405,356	$360,627

Property, plant and equipment
Land and land improvements	$36,484	$36,635
Buildings and leasehold improvements	212,168	213,453
Machinery and equipment	598,554	586,764
Construction in progress	33,841	28,408
Total property, plant and equipment	881,047	865,260
Less accumulated depreciation and amortization	551,612	531,572
Property, plant and equipment, net	$329,435	$333,688

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information Abstract
Cash Flow Supplemental Disclosures Text Block

7.       Supplemental Cash Flow Information

The following table summarizes supplemental cash flow information:

In thousands	2010	2009	2008
Interest payments	$37,083	$43,010	$63,851
Income tax payments	55,991	8,719	80,765

On June 28, 2008, we entered into a transaction with GE that was accounted for as an acquisition of an 80.1 percent ownership interest in GE's global water softener and residential water filtration business in exchange for a 19.9 percent interest in our global water softener and residential water filtration business. The transaction is more fully described in Note 2. Acquisitions.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income (loss) Net of Tax Abstract
Accumulated other comprehensive income (loss)
8. Accumulated Other Comprehensive Income (Loss)

Components of accumulated other comprehensive income (loss) consists of the following:

In thousands	2010	2009
Retirement liability adjustments, net of tax	$(71,210)	$(58,448)
Cumulative translation adjustments	58,184	88,671
Market value of derivative financial instruments, net of tax	(9,316)	(9,626)
Accumulated other comprehensive income (loss)	$(22,342)	$20,597

Debt	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Debt [Abstract]
Debt
9. Debt
Debt and the average interest rates on debt outstanding are summarized as follows:
	Average
	interest rate	Maturity	April 2,	December 31,	April 3,
In thousands	April 2, 2011	(Year)	2011	2010	2010
Revolving credit facilities	0.88%	2012	$197,300	$97,500	$257,300
Private placement - fixed rate	5.65%	2013-2017	400,000	400,000	400,000
Private placement - floating rate	0.86%	2012-2013	205,000	205,000	205,000
Other	3.01%	2011-2016	6,127	4,972	3,833
Total debt, including current portion per balance sheet			808,427	707,472	866,133
Less: Current maturities			(13)	(18)	(51)
Short-term borrowings			(6,093)	(4,933)	(3,731)
Long-term debt			$802,321	$702,521	$862,351

The fair value of total debt excluding the deferred gain on interest rate swaps, was  $838.9 million,  $745.9 million and  $872.4 million as of April 2, 2011, December 31, 2010 and April 3, 2010, respectively.

We have a multi-currency revolving Credit Facility (“Credit Facility”). The Credit Facility creates an unsecured, committed revolving credit facility of up to  $800 million, with multi-currency sub facilities to support investments outside the U.S. The Credit Facility expires on June 4, 2012. Borrowings under the Credit Facility bear interest at the rate of LIBOR plus 0.625%. Interest rates and fees on the Credit Facility vary based on our credit ratings.

We are authorized to sell short-term commercial paper notes to the extent availability exists under the Credit Facility. We use the Credit Facility as back-up liquidity to support 100% of commercial paper outstanding. Our use of commercial paper as a funding vehicle depends upon the relative interest rates for our commercial paper compared to the cost of borrowing under our Credit Facility.

Total availability under our existing Credit Facility was  $602.7 million as of April 2, 2011, which was not limited by any of the credit agreement's financial covenants as of that date.

In addition to the Credit Facility, we have  $40.0 million of uncommitted credit facilities, under which we had  $6.0 million of borrowings as of April 2, 2011.

Our debt agreements contain certain financial covenants, the most restrictive of which is a leverage ratio (total consolidated indebtedness, as defined, over consolidated earnings before interest, taxes, depreciation and amortization (”EBITDA”), as defined) that may not exceed 3.5 to 1.0. We were in compliance with all financial covenants in our debt agreements as of April 2, 2011.

Debt outstanding at April 2, 2011 matures on a calendar year basis as follows:

In thousands	Q2 -Q4 2011	2012	2013	2014	2015	2016	Thereafter	Total
Contractual debt
obligation maturities	$6,106	$302,317	$200,003	$1	$—	$—	$300,000	$808,427

9. Debt
Debt and the average interest rates on debt outstanding are summarized as follows:
	Average
	interest rate	Maturity	December 31,	December 31,
In thousands	December 31, 2010	(Year)	2010	2009
Revolving credit facilities	0.89%	2012	$97,500	$198,300
Private placement - fixed rate	5.65%	2013-2017	400,000	400,000
Private placement - floating rate	0.84%	2012-2013	205,000	205,000
Other	4.36%	2012-2016	4,972	2,337
Total debt, including current portion per balance sheet			707,472	805,637
Less: Current maturities			(18)	(81)
Short-term borrowings			(4,933)	(2,205)
Long-term debt			$702,521	$803,351

We have a multi-currency revolving Credit Facility (“Credit Facility”). The Credit Facility creates an unsecured, committed revolving credit facility of up to  $800 million, with multi-currency sub facilities to support investments outside the U.S. The Credit Facility expires on June 4, 2012. Borrowings under the Credit Facility bear interest at the rate of LIBOR plus 0.625%. Interest rates and fees on the Credit Facility vary based on our credit ratings.

We are authorized to sell short-term commercial paper notes to the extent availability exists under the Credit Facility. We use the Credit Facility as back-up liquidity to support 100% of commercial paper outstanding. Our use of commercial paper as a funding vehicle depends upon the relative interest rates for our paper compared to the cost of borrowing under our Credit Facility. As of December 31, 2010 and December 31, 2009 we had no outstanding commercial paper.

Total availability under our existing Credit Facility was  $702.5 million as of December 31, 2010, which was not limited by any of the credit agreement's financial covenants as of that date.

In addition to the Credit Facility, we have  $40.0 million of uncommitted credit facilities, under which we had  $4.8 million of borrowings as of December 31, 2010.

Our debt agreements contain certain financial covenants, the most restrictive of which is a leverage ratio (total consolidated indebtedness, as defined, over consolidated EBITDA, as defined) that may not exceed 3.5 to 1.0. We were in compliance with all financial covenants in our debt agreements as of December 31, 2010.

On July 8, 2008, we commenced a cash tender offer for all of our outstanding  $250 million aggregate principal of 7.85% Senior Notes due 2009 (the “Notes”). Upon expiration of the tender offer on August 4, 2008, we purchased  $116.1 million aggregate principal amount of the Notes. As a result of this transaction, we recognized a loss of  $4.6 million on early extinguishment of debt in 2008. The loss included the write off of  $0.1 million in unamortized deferred financing fees in addition to recognition of  $0.6 million in previously unrecognized swap gains and cash paid of  $5.1 million related to the tender premium and other costs associated with the purchase.

On March 16, 2009, we announced the redemption of all of our remaining outstanding  $133.9 million aggregate principal of Notes. The Notes were redeemed on April 15, 2009 at a redemption price of  $1,035.88 per  $1,000 of principal outstanding plus accrued interest thereon. As a result of this transaction, we recognized a loss of  $4.8 million on early extinguishment of debt in the second quarter of 2009. The loss included the write off of  $0.1 million in unamortized deferred financing fees in addition to recognition of  $0.3 million in previously unrecognized swap gains and cash paid of  $5.0 million related to the redemption and other costs associated with the purchase.

Debt outstanding at December 31, 2010 matures on a calendar year basis as follows:

In thousands	2011	2012	2013	2014	2015	Thereafter	Total

Contractual debt obligation maturities	$4,951	$202,517	$200,003	$1	$—	$300,000	$707,472

Derivatives and Financial Instruments	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Derivatives and Financial Instruments [Abstract]
Derivatives and Financial Instruments

10.       Derivatives and Financial Instruments

Fair value measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation as of the measurement date:

Level 1:       Valuation is based on observable inputs such as quoted market prices (unadjusted) for identical assets or liabilities in active markets.

Level 2:       Valuation is based on inputs such as quoted market prices for similar assets or liabilities in active markets or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3:       Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

In making fair value measurements, observable market data must be used when available. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Cash-flow Hedges

In August 2007, we entered into a  $105 million interest rate swap agreement with a major financial institution to exchange variable rate interest payment obligations for a fixed rate obligation without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the swap was August 30, 2007. The swap agreement has a fixed interest rate of 4.89% and expires in May 2012. The fixed interest rate of 4.89% plus the .50% interest rate spread over LIBOR results in an effective fixed interest rate of 5.39%. The fair value of the swap was a liability of  $5.3 million,  $6.4 million and  $8.2 million at April 2, 2011, December 31, 2010 and April 3, 2010, respectively, and was recorded in Other non-current liabilities on the Condensed Consolidated Balance Sheets.

In September 2005, we entered into a  $100 million interest rate swap agreement with several major financial institutions to exchange variable rate interest payment obligations for fixed rate obligations without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the fixed rate swap was April 25, 2006. The swap agreement has a fixed interest rate of 4.68% and expires in July 2013. The fixed interest rate of 4.68% plus the .60% interest rate spread over LIBOR results in an effective fixed interest rate of 5.28%. The fair value of the swap was a liability of  $8.3 million,  $9.4 million and  $9.0 million at April 2, 2011, December 31, 2010 and April 3, 2010, respectively, and was recorded in Other non-current liabilities on the Condensed Consolidated Balance Sheets.

The variable to fixed interest rate swaps are designated as cash-flow hedges. The fair value of these swaps are recorded as assets or liabilities on the Condensed Consolidated Balance Sheets. Unrealized income/expense is included in Accumulated other comprehensive income (“OCI”) and realized income/expense and amounts due to/from swap counterparties, are recorded in Net interest expense in our Condensed Consolidated Statements of Income. We realized incremental expense resulting from the swaps of  $2.4 million and  $2.3 million for the three months ended April 2, 2011 and April 3, 2010, respectively.

The variable to fixed interest rate swaps are designated as and are effective as cash-flow hedges. The fair value of these swaps are recorded as assets or liabilities on the Condensed Consolidated Balance Sheets, with changes in their fair value included in OCI. Derivative gains and losses included in OCI are reclassified into earnings at the time the related interest expense is recognized or the settlement of the related commitment occurs.

Failure of one or more of our swap counterparties would result in the loss of any benefit to us of the swap agreement. In this case, we would continue to be obligated to pay the variable interest payments per the underlying debt agreements which are at variable interest rates of 3 month LIBOR plus .50% for  $105 million of debt and 3 month LIBOR plus .60% for  $100 million of debt. Additionally, failure of one or all of our swap counterparties would not eliminate our obligation to continue to make payments under our existing swap agreements if we continue to be in a net pay position.

Our interest rate swaps are carried at fair value measured on a recurring basis. Fair values are determined through the use of models that consider various assumptions, including time value, yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy defined by the accounting guidance.

In April 2011 as part of our planned debt issuance to fund the CPT acquisition, we have entered into interest rate swap contracts to hedge interest rates for a portion of the expected debt offering. The swaps have a notional amount of  $400 million, an average interest rate of 3.65% with an effective date of May 13, 2011.

Foreign currency contract

In March 2011, we entered into a foreign currency option contract to reduce our exposure to fluctuations in the euro related to our €503 million acquisition of CPT. The contract has a notional amount of €286.0 million, a strike price of 1.4375 and a maturity date of May 13, 2011. The fair value of the contract was an asset of  $2.8 million at April 2, 2011 and was recorded in Prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets.

We manage our economic and transaction exposure to certain market-based risks through the use of foreign currency derivative instruments. Our objective in holding derivatives is to reduce the volatility of net earnings and cash flows associated with changes in foreign currency exchange rates.

Fair value of financial information

Financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Fair Value
In thousands	April 2, 2011	(Level 1)	(Level 2)	(Level 3)
Cash-flow hedges	$13,540	$—	$13,540	$—
Foreign currency contract	2,817	—	2,817	—
Deferred compensation plan (1)	24,580	24,580	—	—

	Fair Value
In thousands	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Cash-flow hedges	$15,768	$—	$15,768	$—
Foreign currency contract	1,183	—	1,183	—
Deferred compensation plan (1)	24,126	24,126	—	—

	Fair Value
In thousands	April 3, 2010	(Level 1)	(Level 2)	(Level 3)
Cash-flow hedges	$17,270	$—	$17,270	$—
Deferred compensation plan (1)	23,229	23,229	—	—

(1)       Deferred compensation plan assets include mutual funds and cash equivalents for payment of certain non-qualified benefits for retired, terminated and active employees. The fair value of these assets was based on quoted market prices.

10.       Derivatives and Financial Instruments

Cash-flow Hedges

In August 2007, we entered into a  $105 million interest rate swap agreement with a major financial institution to exchange variable rate interest payment obligations for a fixed rate obligation without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the swap was August 30, 2007. The swap agreement has a fixed interest rate of 4.89% and expires in May 2012. The fixed interest rate of 4.89% plus the .50% interest rate spread over LIBOR results in an effective fixed interest rate of 5.39%. The fair value of the swap was a liability of  $6.4 million and  $8.1 million at December 31, 2010 and December 31, 2009, respectively and was recorded in AOCI on the Consolidated Balance Sheets.

In September 2005, we entered into a  $100 million interest rate swap agreement with several major financial institutions to exchange variable-rate interest payment obligations for fixed-rate obligations without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the fixed-rate swap was April 25, 2006. The swap agreement has a fixed interest rate of 4.68% and expires in July 2013. The fixed interest rate of 4.68% plus the .60% interest rate spread over LIBOR results in an effective fixed interest rate of 5.28%. The fair value of the swap was a liability of  $9.4 million and  $8.3 million at December 31, 2010 and December 31, 2009, respectively and was recorded in AOCI on the Consolidated Balance Sheets.

The variable to fixed interest rate swaps are designated as cash-flow hedges. The fair value of these swaps are recorded as assets or liabilities on the Consolidated Balance Sheets. Unrealized income/expense is included in AOCI and realized income/expense and amounts due to/from swap counterparties, are included in earnings. We realized incremental interest expense resulting from the swaps of  $9.2 million and  $7.9 million at December 31, 2010 and December 31, 2009, respectively.

The variable to fixed interest rate swaps are designated as and are effective as cash-flow hedges. The fair value of these swaps are recorded as assets or liabilities on the Consolidated Balance Sheets, with changes in their fair value included in OCI. Derivative gains and losses included in OCI are reclassified into earnings at the time the related interest expense is recognized or the settlement of the related commitment occurs.

Failure of one or more of our swap counterparties would result in the loss of any benefit to us of the swap agreement. In this case, we would continue to be obligated to pay the variable interest payments per the underlying debt agreements which are at variable interest rates of 3 month LIBOR plus .50% for  $105 million of debt and 3 month LIBOR plus .60% for  $100 million of debt. Additionally, failure of one or all of our swap counterparties would not eliminate our obligation to continue to make payments under our existing swap agreements if we continue to be in a net pay position.

At December 31, 2010 and 2009, our interest rate swaps are carried at fair value measured on a recurring basis. Fair values are determined through the use of models that consider various assumptions, including time value, yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy.

Foreign currency hedges

At December 31, 2010 we had a euro to U.S. dollar contract that expired on January 7, 2011 with a notional amount of  $132.5 million. The fair value of the contract was an asset of  $1.2 million.

Fair value of financial instruments

The recorded amounts and estimated fair values of long-term debt, excluding the effects of derivative financial instruments and the recorded amounts and estimated fair value of those derivative financial instruments were as follows:

	2010		2009
	Recorded	Fair	Recorded	Fair
In thousands	amount	value	amount	value
Total debt, including current portion
Variable rate	$307,433	$307,433	$405,505	$405,505
Fixed rate	400,039	438,492	400,132	390,930
Total	$707,472	$745,925	$805,637	$796,435
Derivative financial instruments
Market value of interest rate swaps and foreign currency contracts, net	$(14,585)	$(14,585)	$(16,354)	$(16,354)

The following methods were used to estimate the fair values of each class of financial instrument measured on a recurring basis:

•       short-term financial instruments (cash and cash equivalents, accounts and notes receivable, accounts and notes payable and variable-rate debt) — recorded amount approximates fair value because of the short maturity period;

•       long-term fixed-rate debt, including current maturities — fair value is based on market quotes available for issuance of debt with similar terms, which are inputs that are classified as Level 2 in the valuation hierarchy defined by the accounting guidance; and

•       interest rate swaps and foreign currency contract agreements — fair values are determined through the use of models that consider various assumptions, including time value, yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy defined by the accounting guidance.

Income Taxes	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Disclosure Income Taxes [Abstract]
Income Taxes

11.       Income Taxes

The provision for income taxes consists of provisions for federal, state and foreign income taxes. We operate in an international environment with operations in various locations outside the U.S.  Accordingly, the consolidated income tax rate is a composite rate reflecting the earnings in the various locations and the applicable rates.

The effective income tax rate for the three months ended April 2, 2011 was 32.5% compared to 33.5% for the three months ended April 3, 2010. We expect the effective tax rate for the remainder of 2011 to be between 32% and 32.5%, resulting in a full year effective income tax rate of between 32% and 32.5%. We continue to actively pursue initiatives to reduce our effective tax rate. The tax rate in any quarter can be affected positively or negatively by adjustments that are required to be reported in the specific quarter of resolution.

The total gross liability for uncertain tax positions was  $24.5 million,  $24.3 million and  $28.7 million at April 2, 2011, December 31, 2010 and April 3, 2010, respectively. We record penalties and interest related to unrecognized tax benefits in Provision for income taxes and Net interest expense, respectively, on the Condensed Consolidated Statements of Income, which is consistent with our past practices.

11. Income Taxes

Income from continuing operations before income taxes and noncontrolling interest consisted of the following:

In thousands	2010	2009	2008
U.S.	$217,213	$111,530	$220,294
International	82,934	61,117	146,846
Income from continuing operations before taxes and noncontrolling interest	$300,147	$172,647	$367,140

The provision for income taxes for continuing operations consisted of the following:

In thousands	2010	2009	2008
Currently payable
Federal	$44,766	$10,502	$41,985
State	6,591	2,456	5,140
International	17,877	13,947	25,735
Total current taxes	69,234	26,905	72,860
Deferred
Federal and state	26,445	26,733	35,535
International	1,521	2,790	(51)
Total deferred taxes	27,966	29,523	35,484
Total provision for income taxes	$97,200	$56,428	$108,344

Reconciliation of the U.S. statutory income tax rate to our effective tax rate for continuing operations follows:

Percentages	2010	2009	2008
U.S. statutory income tax rate	35.0	35.0	35.0
State income taxes, net of federal tax benefit	2.1	2.6	1.6
Tax effect of stock-based compensation	0.2	0.2	0.2
Tax effect of international operations	(3.8)	(3.5)	(6.1)
Tax credits	(0.3)	(1.4)	(1.0)
Domestic manufacturing deduction	(1.4)	(0.4)	(0.7)
ESOP dividend benefit	(0.2)	(0.4)	(0.2)
All other, net	0.8	0.6	0.7
Effective tax rate on continuing operations	32.4	32.7	29.5

Reconciliation of the beginning and ending gross unrecognized tax benefits follows:

In thousands	2010	2009	2008
Gross unrecognized tax benefits — beginning balance	$29,962	$28,139	$23,879
Gross increases for tax positions in prior periods	286	3,191	3,526
Gross decreases for tax positions in prior periods	(2,490)	(2,433)	(411)
Gross increases based on tax positions related to the current year	1,431	1,789	2,666
Gross decreases related to settlements with taxing authorities	(4,182)	(209)	—
Reductions due to statute expiration	(747)	(515)	(1,521)
Gross unrecognized tax benefits at December 31	$24,260	$29,962	$28,139

Included in the  $24.3 million of total gross unrecognized tax benefits as of December 31, 2010 was  $22.4 million of tax benefits that, if recognized, would impact the effective tax rate. It is reasonably possible that the gross unrecognized tax benefits as of December 31, 2010 may decrease by a range of  $0 to  $17.5 million during the next twelve months primarily as a result of the resolution of federal, state and foreign examinations and the expiration of various statutes of limitations.

The determination of annual income tax expense takes into consideration amounts which may be needed to cover exposures for open tax years. The Internal Revenue Service (“IRS”) has examined our U.S. federal income tax returns through 2003 with no material adjustments. The IRS has also completed a survey of our 2004 U.S. federal income tax return with no material findings. The IRS is currently examining our federal tax returns for years 2005 through 2009. No material adjustments have been proposed, however, actual settlements may differ from amounts accrued.

We record penalties and interest related to unrecognized tax benefits in Provision for income taxes and Interest expense, respectively, which is consistent with our past practices. As of December 31, 2010, we had recorded approximately  $0.8 million for the possible payment of penalties and  $4.8 million related to the possible payment of interest expense.

U.S. income taxes have not been provided on undistributed earnings of international subsidiaries. It is our intention to reinvest these earnings permanently or to repatriate the earnings only when it is tax effective to do so. As of December 31, 2010, approximately  $223.7 million of unremitted earnings attributable to international subsidiaries were considered to be indefinitely invested. It is not practicable to estimate the amount of tax that might be payable if such earnings were to be remitted.

Deferred taxes arise because of different treatment between financial statement accounting and tax accounting, known as “temporary differences.” We record the tax effect of these temporary differences as “deferred tax assets” (generally items that can be used as a tax deduction or credit in future periods) and “deferred tax liabilities” (generally items for which we received a tax deduction but the tax impact has not yet been recorded in the Consolidated Statements of Income).

Deferred taxes were classified in the Consolidated Balance Sheets as follows:

In thousands			2010	2009
Deferred tax assets			$56,349	$49,609
Other noncurrent assets			1,647	5,132
Other current liabilities			(547)	(149)
Deferred tax liabilities			(169,198)	(146,630)
Net deferred tax liability			$(111,749)	$(92,038)

The tax effects of the major items recorded as deferred tax assets and liabilities are as follows:

	2010		2009
	Deferred tax		Deferred tax
In thousands	Assets	Liabilities	Assets	Liabilities
Accounts receivable allowances	$4,490	$—	$4,073	$—
Inventory valuation	17,381	—	11,005	—
Accelerated depreciation/amortization	—	11,436	—	12,893
Accrued product claims and warranties	25,753	—	24,558	—
Employee benefit accruals	110,547	—	119,357	—
Goodwill and other intangibles	—	187,103	—	172,675
Other, net	—	71,381	—	65,463
Total deferred taxes	$158,171	$269,920	$158,993	$251,031
Net deferred tax liability		$(111,749)		$(92,038)

Included in Other, net in the table above are deferred tax assets of  $2.3 million and  $4.7 million as of December 31, 2010 and 2009, respectively, related to a foreign tax credit carryover from the tax period ended December 31, 2006 and related to state net operating losses. The foreign tax credit is eligible for carryforward until the tax period ending December 31, 2016.

Non-U.S. tax losses of  $49.6 million and  $49.1 million were available for carryforward at December 31, 2010 and 2009, respectively. A valuation allowance reflected above in Other, net of  $9.4 million and  $7.5 million exists for deferred income tax benefits related to the non-U.S. loss carryforwards available as of December 31, 2010 and 2009, respectively that may not be realized. We believe that sufficient taxable income will be generated in the respective countries to allow us to fully recover the remainder of the tax losses. The non-U.S. operating losses are subject to varying expiration periods and will begin to expire in 2011. State tax losses of  $69.3 million and  $73.0 million were available for carryforward at December 31, 2010 and 2009, respectively. A valuation allowance reflected above in Other, net of  $2.4 million and  $2.6 million exists for deferred income tax benefits related to the carryforwards available at December 31, 2010 and 2009, respectively. Certain state tax losses will expire in 2011, while others are subject to carryforward periods of up to twenty years.

Benefit Plans	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Benefit Plan

12.        Benefit Plans

Components of net periodic benefit cost (income) for the three months ended April 2, 2011 and April 3, 2010 were as follows:

	Three months ended
	Pension benefits		Post-retirement
	April 2,	April 3,	April 2,	April 3,
In thousands	2011	2010	2011	2010
Service cost	$3,130	$2,886	$45	$50
Interest cost	8,225	7,887	472	503
Expected return on plan assets	(7,963)	(7,710)	—	—
Amortization of transition obligation	—	6	—	—
Amortization of prior year service cost (benefit)	—	8	(7)	(7)
Recognized net actuarial loss (gains)	971	406	(826)	(823)
Net periodic benefit cost (income)	$4,363	$3,483	$(316)	$(277)

12.        Benefit Plans

Pension and post-retirement benefits

We sponsor domestic and foreign defined-benefit pension and other post-retirement plans. Pension benefits are based principally on an employee's years of service and/or compensation levels near retirement. In addition, we also provide certain post-retirement health care and life insurance benefits. Generally, the post-retirement health care and life insurance plans require contributions from retirees. We use a December 31 measurement date each year. In December 2007, we announced that we will be freezing certain pension plans as of December 31, 2017.

Obligations and Funded Status

The following tables present reconciliations of the benefit obligation of the plans, the plan assets of the pension plans and the funded status of the plans:

	Pension benefits		Post-retirement
In thousands	2010	2009	2010	2009
Change in benefit obligation
Benefit obligation beginning of year	$552,309	$521,698	$35,301	$38,417
Service cost	11,588	12,334	200	214
Interest cost	31,671	32,612	2,013	2,377
Amendments	(281)	3	—	(1,303)
Settlements	(104)	—	—	—
Actuarial (gain) loss	24,677	13,309	(647)	(1,517)
Translation (gain) loss	(4,208)	2,469	—	—
Benefits paid	(28,844)	(30,116)	(3,152)	(2,887)
Benefit obligation end of year	$586,808	$552,309	$33,715	$35,301
Change in plan assets
Fair value of plan assets beginning of year	$329,188	$265,112	$—	$—
Actual gain (loss) return on plan assets	35,495	44,521	—	—
Company contributions	49,840	49,044	3,152	2,887
Settlements	(104)	—	—	—
Translation gain (loss)	(92)	627	—	—
Benefits paid	(28,844)	(30,116)	(3,152)	(2,887)
Fair value of plan assets end of year	$385,483	$329,188	$—	$—
Funded status
Plan assets less than benefit obligation	$(201,325)	$(223,121)	$(33,715)	$(35,301)
Net amount recognized	$(201,325)	$(223,121)	$(33,715)	$(35,301)

Of the  $201.3 million underfunding at December 31, 2010,  $123.6 million relates to foreign pension plans and our supplemental executive retirement plans which are not commonly funded.

Amounts recognized in the Consolidated Balance Sheets are as follows:

	Pension benefits		Post-retirement
In thousands	2010	2009	2010	2009
Current liabilities	$(5,343)	$(5,437)	$(3,390)	$(3,511)
Noncurrent liabilities	(195,982)	(217,684)	(30,325)	(31,790)
Net amount recognized	$(201,325)	$(223,121)	$(33,715)	$(35,301)

The accumulated benefit obligation for all defined benefit plans was  $557.7 million and  $534.9 million at December 31, 2010 and 2009, respectively.

Information for pension plans with an accumulated benefit obligation or projected benefit obligation in excess of plan assets are as follows:

In thousands					2010	2009
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets					$385,483	$329,188
Accumulated benefit obligation					557,712	534,936
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets					$385,483	$329,188
Accumulated benefit obligation					586,808	552,309

Components of net periodic benefit cost are as follows:

	Pension benefits			Post-retirement
In thousands	2010	2009	2008	2010	2009	2008
Service cost	$11,588	$12,334	$14,104	$200	$214	$263
Interest cost	31,671	32,612	32,383	2,013	2,377	2,534
Expected return on plan assets	(30,910)	(30,286)	(29,762)	—	—	—
Amortization of transition obligation	13	25	25	—	—	—
Amortization of prior year service cost (benefit)	7	23	179	(27)	(41)	(136)
Recognized net actuarial (gain) loss	1,674	82	121	(3,295)	(3,326)	(3,301)
Settlement gain	(8)	(9)	—	—	—	—
Net periodic benefit cost	$14,035	$14,781	$17,050	$(1,109)	$(776)	$(640)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (pre-tax):

	Pension benefits		Post-retirement
In thousands	2010	2009	2010	2009
Net transition obligation	$—	$11	$—	$—
Prior service cost (benefit)	(162)	118	(878)	(905)
Net actuarial (gain) loss	138,558	120,022	(20,781)	(23,429)
Accumulated other comprehensive (income) loss	$138,396	$120,151	$(21,659)	$(24,334)

The estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2011 is as follows:

			Pension	Post-
In thousands			benefits	retirement
Prior service cost (benefit)			$1	$(27)
Net actuarial (gain) loss			3,898	(3,306)
Total estimated 2011 amortization			$3,899	$(3,333)

Additional Information
Change in accumulated other comprehensive income, net of tax:

In thousands			2010	2009
Beginning of the year			$(58,448)	$(58,704)
Additional prior service cost incurred during the year			171	794
Actuarial gains (losses) incurred during the year			(11,861)	1,500
Translation gains (losses) incurred during the year			(75)	(63)
Amortization during the year:
Transition obligation			8	15
Unrecognized prior service cost (benefit)			(12)	(11)
Actuarial gains			(993)	(1,979)
End of the year			$(71,210)	$(58,448)

Assumptions
Weighted-average assumptions used to determine domestic benefit obligations at December 31 are as follows:

	Pension benefits			Post-retirement
Percentages	2010	2009	2008	2010	2009	2008
Discount rate	5.90	6.00	6.50	5.90	6.00	6.50
Rate of compensation increase	4.00	4.00	4.00

Weighted-average assumptions used to determine the domestic net periodic benefit cost for years ending December 31 are as follows:

	Pension benefits			Post-retirement
Percentages	2010	2009	2008	2010	2009	2008
Discount rate	6.00	6.50	6.50	6.00	6.50	6.50
Expected long-term return on plan assets	8.50	8.50	8.50
Rate of compensation increase	4.00	4.00	5.00

Discount rate

The discount rate reflects the current rate at which the pension liabilities could be effectively settled at the end of the year based on our December 31 measurement date. The discount rate was determined by matching our expected benefit payments to payments from a stream of AA or higher bonds available in the marketplace, adjusted to eliminate the effects of call provisions. This produced a discount rate for our U.S. plans of 5.90% in 2010, 6.00% in 2009 and 6.50% in 2008. The discount rates on our foreign plans ranged from 0.75% to 5.40% in 2010, 2.00% to 6.00% in 2009 and 2.00% to 6.25% in 2008. There are no other known or anticipated changes in our discount rate assumption that will impact our pension expense in 2011.

Expected rate of return

Our expected rate of return on plan assets was 8.5% for 2010, 2009 and 2008. The expected rate of return is designed to be a long-term assumption that may be subject to considerable year-to-year variance from actual returns. In developing the expected long-term rate of return, we considered our historical returns, with consideration given to forecasted economic conditions, our asset allocations, input from external consultants and broader longer-term market indices. In 2010, the pension plan assets yielded returns of 11.2% and returns of 19.5% in 2009 and a loss of 28.8% in 2008. Our expected rate of return on plan assets assumption is 8.0% for 2011.

We base our determination of pension expense or income on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five- year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year-period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Unrecognized pension and post-retirement losses

As of our December 31, 2010 measurement date, our plans have  $117.8 million of cumulative unrecognized losses. To the extent the unrecognized losses, when adjusted for the difference between market and market related values of assets, exceeds 10% of the projected benefit obligation, it will be amortized into expense each year on a straight-line basis over the remaining expected future-working lifetime of active participants (currently approximating 12 years).

The assumed health care cost trend rates at December 31 are as follows:

	2010	2009
Health care cost trend rate assumed for next year	7.50%	7.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2027

The assumed health care cost trend rates can have a significant effect on the amounts reported for health care plans. A one-percentage-point change in the assumed health care cost trend rates would have the following effects:

	1-Percentage-Point	1-Percentage-Point
In thousands	Increase	Decrease
Effect on total annual service and interest cost	$51	$(45)
Effect on post-retirement benefit obligation	750	(667)

Plan Assets

Objective

The primary objective of our investment strategy is to meet the pension obligation to our employees at a reasonable cost to us. This is primarily accomplished through growth of capital and safety of the funds invested. The plans will therefore be actively invested to achieve real growth of capital over inflation through appreciation of securities held and through the accumulation and reinvestment of dividend and interest income.

Asset allocation

Our actual overall asset allocation for the plans as compared to our investment policy goals is as follows:

	Plan Assets		Target Allocation
Asset Class	2010	2009	2010	2009
Equity Securities	47%	53%	50%	60%
Fixed Income Investments	37%	22%	40%	30%
Alternative Investments	12%	14%	10%	10%
Cash	4%	11%	0%	0%

While the target allocations do not have a percentage allocated to cash, the plan assets will always include some cash due to cash flow requirements. In 2009, as a result of our year end decision to make a  $25 million accelerated pension plan contribution, a higher percentage of assets were held in cash equivalents. This contribution was directed to be invested in fixed income investments and was invested shortly after year end. After taking this into consideration, our fixed income investment percentage would have been 30% and our cash percentage would have been 3%.

As part of our strategy to reduce U.S. pension plan funded status volatility, we plan to increase the allocation to long duration fixed income securities in future years as the funded status of our U.S. pension plans improve. In 2010 we increased our fixed income investments from 30% to 40% and from 10% to 30% in 2009.

Fair Value Measurement

The following table presents our plan assets using the fair value hierarchy as of December 31, 2010 and December 31, 2009.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
in thousands	(Level 1)	(Level 2)	(Level 3)	Total
Cash Equivalents	$—	$13,803	$—	$13,803
Fixed Income:
Corporate and Non U.S. Government	—	42,544	284	42,828
U.S. Treasuries	—	60,710	—	60,710
Mortgage-Backed Securities	—	30,052	1,368	31,420
Other	—	6,818	125	6,943
Global Equity Securities:
Small Cap Equity	7,982	0	—	7,982
Mid Cap Equity	8,811	0	—	8,811
Large Cap Equity	—	45,700	—	45,700
International Equity	23,964	21,895	—	45,859
Long/short Equity	—	56,639	—	56,639
Pentair Company Stock	18,255	—	—	18,255
Other Investments	—	33,542	12,991	46,533
Total as of December 31, 2010	$59,012	$311,703	$14,768	$385,483

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
in thousands	(Level 1)	(Level 2)	(Level 3)	Total
Cash Equivalents	$—	$35,575	$—	$35,575
Fixed Income:
Corporate and Non U.S. Government	—	16,682	438	17,120
U.S. Treasuries	—	28,675	—	28,675
Mortgage-Backed Securities	—	21,636	2,109	23,745
Other	—	3,952	192	4,144
Global Equity Securities:
Small Cap Equity	7,227	—	—	7,227
Mid Cap Equity	8,389	—	—	8,389
Large Cap Equity	—	39,569	—	39,569
International Equity	21,665	19,955	—	41,620
Long/short Equity	—	54,082	—	54,082
Pentair Company Stock	21,742	—	—	21,742
Other Investments	—	32,873	14,427	47,300
Total as of December 31, 2009	$59,023	$252,999	$17,166	$329,188

Valuation methodologies used for investments measured at fair value are as follows:

•       Cash Equivalents:  Consist of investments in commingled funds valued based on observable market data. Such investments are classified as Level 2.

•       Fixed Income:  Investments in corporate bonds, government securities, mortgages and asset backed securities are value based upon quoted market prices for identical or similar securities and other observable market data. Investments in commingled funds are generally valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service. Such investments are classified as Level 2. Certain investments in commingled funds are valued based on unobservable inputs due to liquidation restrictions. These investments are classified as Level 3.

•       Global Equity Securities:  Equity securities and Pentair common stock are valued based on the closing market price in an active market and are classified as Level 1. Investments in commingled funds are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service. Such investments are classified as Level 2.

•       Other Investments:  Other investments include investments in commingled funds with diversified investment strategies. Investments in commingled funds that are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service are classified as Level 2. Investments in commingled funds that are valued based on unobservable inputs due to liquidation restrictions are classified as Level 3.

The following tables present a reconciliation of Level 3 assets held during the years ended December 31, 2010 and December 31, 2009, respectively.

		Net realized	Net purchases,	Net
	Balance	and unrealized	issuances and	transfers into	Balance
	January 1, 2010	gains (losses)	settlements	(out of) level 3	December 31, 2010
Other Investments	$14,427	$678	$(2,113)	$—	$12,992
Fixed Income Investments	2,739	334	(1,296)	—	1,777
	$17,166	$1,012	$(3,409)	$—	$14,769

		Net realized	Net purchases,	Net
	Balance	and unrealized	issuances and	transfers into	Balance
	January 1, 2009	gains (losses)	settlements	(out of) level 3	December 31, 2009
Other Investments	$32,083	$(774)	$—	$(16,882)	$14,427
Fixed Income Investments	25,640	1,027	—	(23,928)	2,739
	$57,723	$253	$—	$(40,810)	$17,166

Cash Flows

Contributions

Pension contributions totaled  $49.8 million and  $49.0 million in 2010 and 2009, respectively. Our 2011 required pension contributions are expected to be in the range of  $25 million to  $30 million. The decrease in the 2011 expected contribution is primarily a result of the December 2010 accelerated contribution of  $25 million to our defined benefit pension plan. The 2011 expected contributions will equal or exceed our minimum funding requirements.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the plans as follows:

In millions	Pension benefits	Post-retirement
2011	$34.2	$3.4
2012	31.8	3.3
2013	32.8	3.2
2014	33.7	3.1
2015	35.8	3.0
2016-2020	212.7	13.4

Savings plan

We have a 401(k) plan (“the plan”) with an employee stock ownership (“ESOP”) bonus component, which covers certain union and nearly all non-union U.S. employees who meet certain age requirements. Under the plan, eligible U.S. employees may voluntarily contribute a percentage of their eligible compensation. We match contributions made by employees who meet certain eligibility and service requirements. Our matching contribution is 100% of eligible employee contributions for the first 1% of eligible compensation and 50% of the next 5% of eligible compensation. In June 2009, we temporarily suspended the company match of the plan and ESOP. We reinstated the company match in 2010.

In addition to the matching contribution, all employees who meet certain service requirements receive a discretionary ESOP contribution equal to 1.5% of annual eligible compensation.

Our combined expense for the plan and ESOP was approximately  $11.0 million,  $6.7 million and  $17.0 million, in 2010, 2009 and 2008, respectively.

Other retirement compensation

Total other accrued retirement compensation was  $13.9 million and  $17.3 million in 2010 and 2009, respectively and is included in the pension and other retirement compensation line of our Consolidated Balance Sheet.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity
ShareholdersEquityTextBlock

13.        Shareholders' Equity

Authorized shares

We may issue up to 250 million shares of common stock. Our Board of Directors may designate up to 15 million of those shares as preferred stock. On December 10, 2004, the Board of Directors designated a new series of preferred stock with authorization to issue up to 2.5 million shares, Series A Junior Participating Preferred Stock, par value  $0.10 per share. No shares of preferred stock were issued or outstanding as of December 31, 2010 or December 31, 2009.

Purchase rights

On December 10, 2004, our Board of Directors declared a dividend of one preferred share purchase right (a “Right”) for each outstanding share of common stock. The dividend was payable upon the close of business on January 28, 2005 to the shareholders of record upon the close of business on January 28, 2005. Each Right entitles the registered holder to purchase one one-hundredth of a share of Series A Junior Participating Preferred Stock, at a price of  $240.00 per one one-hundredth of a share, subject to adjustment. However, the Rights are not exercisable unless certain change in control events occur, such as a person acquiring or obtaining the right to acquire beneficial ownership of 15% or more of our outstanding common stock. The description and terms of the Rights are set forth in a Rights Agreement, dated December 10, 2004. The Rights will expire on January 28, 2015, unless the Rights are earlier redeemed or exchanged in accordance with the terms of the Rights Agreement. On January 28, 2005, the common share purchase rights issued pursuant to the Rights Agreement dated July 31, 1995 were redeemed in their entirety for an amount equal to  $0.0025 per right.

Share repurchases

In December 2007, the Board of Directors authorized the repurchase of shares of our common stock during 2008 up to a maximum dollar limit of  $50 million. As of December 31, 2008, we had purchased 1,549,893 shares for  $50.0 million pursuant to this authorization. This authorization expired on December 31, 2008. There were no share repurchase authorizations for 2009. On July 27, 2010 the Board of Directors authorized the repurchase of shares of our common stock up to a maximum dollar limit of  $25 million. As of December 31, 2010 we had repurchased 734,603 shares for  $25 million pursuant to this plan. In December 2010, the Board of Directors authorized the repurchase of shares of our common stock during 2011 up to a maximum dollar limit of  $25 million. The authorization expires December 2011.

Stock Plans	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Stock Based Compensation [Abstract]
Stock-based Compensation

3.       Stock-based Compensation

Total stock-based compensation expense was  $5.7 million and  $6.8 million for the first quarter of 2011 and 2010, respectively.

During the first quarter of 2011, restricted shares and restricted stock units of our common stock were granted under the 2008 Omnibus Stock Incentive Plan to eligible employees with a vesting period of three to four years after issuance. Restricted share awards and restricted stock units are valued at market value on the date of grant and are typically expensed over the vesting period. Total compensation expense for restricted share awards and restricted stock units during the first quarter of 2011 and 2010 was  $3.3 million and  $3.7 million, respectively.

During the first quarter of 2011, option awards were granted under the 2008 Omnibus Stock Incentive Plan with an exercise price equal to the market price of our common stock on the date of grant. Option awards are typically expensed over the vesting period. Total compensation expense for stock option awards was  $2.4 million and  $3.1 million for the first quarter of 2011 and 2010, respectively.

We estimated the fair value of each stock option award on the date of grant using a Black-Scholes option pricing model, modified for dividends and using the following assumptions:

	April 2,	April 3,
	2011	2010
Expected stock price volatility	35.5%	35.0%
Expected life	5.5 yrs	5.5 yrs
Risk-free interest rate	1.49%	2.47%
Dividend yield	2.33%	2.30%

The weighted-average fair value of options granted during the first quarter of 2011 and 2010 was  $8.04 and  $7.84 per share, respectively.

These estimates require us to make assumptions based on historical results, observance of trends in our stock price, changes in option exercise behavior, future expectations and other relevant factors. If other assumptions had been used, stock-based compensation expense, as calculated and recorded under the accounting guidance could have been affected.

We based the expected life assumption on historical experience as well as the terms and vesting periods of the options granted. For purposes of determining expected stock price volatility, we considered a rolling average of historical volatility measured over a period approximately equal to the expected option term. The risk-free interest rate for periods that coincide with the expected life of the options is based on the U.S. Treasury Department yield curve in effect at the time of grant.

14.       Stock Plans

Total stock-based compensation expense in 2010, 2009 and 2008 was  $21.5 million,  $17.3 million and  $20.6 million, respectively.

Omnibus stock incentive plans

In May 2008, the 2008 Omnibus Stock Incentive Plan as Amended and Restated (the “2008 Plan” or the “Plan”) was approved by shareholders. The 2008 Plan authorizes the issuance of additional shares of our common stock and extends through February 2018. The 2008 Plan allows for the granting of:

•       nonqualified stock options;

•       incentive stock options;

•       restricted shares;

•       restricted stock units;

•       dividend equivalent units;

•       stock appreciation rights;

•       performance shares;

•       performance units; and

•       other stock based awards.

The Plan is administered by our Compensation Committee (the “Committee”), which is made up of independent members of our Board of Directors. Employees eligible to receive awards under the Plan are managerial, administrative or other key employees who are in a position to make a material contribution to the continued profitable growth and long-term success of Pentair. The Committee has the authority to select the recipients of awards, determine the type and size of awards, establish certain terms and conditions of award grants and take certain other actions as permitted under the Plan. The Plan restricts the Committee's authority to reprice awards or to cancel and reissue awards at lower prices.

The Omnibus Stock Incentive Plan approved by the shareholders in 2004 (the “2004 Plan”) expired upon approval of the 2008 Plan by shareholders. Prior grants made under the 2004 Plan and earlier stock incentive plans remained outstanding on the terms in effect at the time of grant.

Non-qualified and incentive stock options

Under the Plan, we may grant stock options to any eligible employee with an exercise price equal to the market value of the shares on the dates the options were granted. Options generally vest over a three-year period commencing on the grant date and expire ten years after the grant date. Prior to 2006, option grants typically had a reload feature when shares are retired to pay the exercise price, allowing individuals to receive additional options upon exercise equal to the number of shares retired. Option awards granted after 2005 under the 2004 Plan and under the 2008 Plan do not have a reload feature attached to the option. Annual expense for the fair value of stock options was  $10.7 million in 2010,  $7.1 million in 2009 and  $10.5 million in 2008.

Restricted shares and restricted stock units

Under the Plan, eligible employees are awarded restricted shares or restricted stock units (awards) of our common stock. Share awards generally vest from two to five years after issuance, subject to continuous employment and certain other conditions. Restricted share awards are valued at market value on the date of grant and are expensed over the vesting period. Annual expense for the fair value of restricted shares and restricted stock units was  $10.8 million in 2010,  $10.2 million in 2009 and  $10.1 million in 2008.

Stock appreciation rights, performance shares and performance units

Under the Plan, the Committee is permitted to issue these awards; however, there have been no issuances of these awards.

Outside directors nonqualified stock option plan

Nonqualified stock options were granted to outside directors under the Outside Directors Nonqualified Stock Option Plan (the “Directors Plan”) with an exercise price equal to the market value of the shares on the option grant dates. Options generally vest over a three-year period commencing on the grant date and expire ten years after the grant date. The Directors Plan expired in January 2008. Prior grants remain outstanding on the terms in effect at the time of grant.

Non-employee Directors are also eligible to receive awards under the 2008 Plan. Director awards are made by our Governance Committee, which is made up of independent members of our Board of Directors.

Stock options

The following table summarizes stock option activity under all plans:

			Weighted Average
		Weighted Average	Remaining	Aggregate
Options Outstanding	Shares	Exercise Price	Contractual Life	Intrinsic Value
Balance January 1, 2010	7,962,519	$30.70
Granted	1,478,660	33.54
Exercised	(678,627)	23.32
Forfeited	(112,528)	28.38
Expired	(682,608)	37.08
Balance December 31, 2010	7,967,416	$31.34	6.0	$46,776,147
Options exercisable as of December 31, 2010	5,313,225	$31.80	4.6	$30,599,073
Options expected to vest as of December 31, 2010	2,608,273	$30.42	8.3	$16,177,074
Shares available for grant as of December 31, 2010	5,773,901

The weighted-average grant date fair value of options granted in 2010, 2009 and 2008 was estimated to be  $9.47,  $5.09 and  $7.41 per share, respectively. The total intrinsic value of options that were exercised during 2010, 2009 and 2008 was  $7.4 million,  $5.2 million and  $6.3 million, respectively. At December 31, 2010, the total unrecognized compensation cost related to stock options was  $6.5 million. This cost is expected to be recognized over a weighted average period of 1.5 years.

We estimated the fair values using the Black-Scholes option-pricing model, modified for dividends and using the following assumptions:

	2010	2009	2008
Risk-free interest rate	2.45%	1.77%	2.78%
Expected dividend yield	2.30%	3.20%	2.12%
Expected stock price volatility	35.00%	32.50%	27.00%
Expected lives	5.5 yrs	5.2 yrs	4.8 yrs

Cash received from option exercises for the years ended December 31, 2010, 2009 and 2008 was  $14.9 million,  $8.2 million and  $5.6 million, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled  $2.8 million,  $1.9 million and  $2.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Restricted Share Awards
The following table summarizes restricted share award activity under all plans:

		Weighted Average
		Grant Date
Restricted Shares Outstanding	Shares	Fair Value
Balance January 1, 2010	1,278,054	$28.81
Granted	476,840	33.66
Vested	(376,219)	33.39
Forfeited	(69,272)	27.49
Balance December 31, 2010	1,309,403	$29.33

As of December 31, 2010, there was  $17.1 million of unrecognized compensation cost related to restricted share compensation arrangements granted under the 2004 Plan and the 2008 Plan. That cost is expected to be recognized over a weighted-average period of 2.3 years. The total fair value of shares vested during the years ended December 31, 2010, 2009 and 2008, was  $12.7 million,  $5.5 million and  $7.7 million, respectively. The actual tax benefit realized for the tax deductions from restricted share compensation arrangements totaled  $3.4 million,  $2.2 million and  $3.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Business Segments	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Business Segments [Abstract]
Business Segments

13.       Business Segments

Financial information by reportable segment for the three months ended April 2, 2011 and April 3, 2010 is shown below:

	Three months ended
	April 2,	April 3,
In thousands	2011	2010
Net sales to external customers
Water Group	$515,368	$478,038
Technical Products Group	274,905	228,975
Consolidated	$790,273	$707,013

Intersegment sales
Water Group	$455	$517
Technical Products Group	999	703
Other	(1,454)	(1,220)
Consolidated	$—	$—

Operating income (loss)
Water Group	$56,528	$42,138
Technical Products Group	48,087	33,098
Other	(18,438)	(11,635)
Consolidated	$86,177	$63,601

Other sales and operating loss is primarily composed of unallocated corporate expenses, costs related to our captive insurance subsidiary and our intermediate finance companies, and intercompany eliminations.

15.       Business Segments

We classify our continuing operations into the following business segments based primarily on types of products offered and markets served:

•       Water — manufactures and markets essential products and systems used in the movement, storage, treatment and enjoyment of water. Water segment products include water and wastewater pumps; filtration and purification components and systems; storage tanks and pressure vessels; and pool and spa equipment and accessories.

•       Technical Products — designs, manufactures and markets standard, modified and custom enclosures that house and protect sensitive electronics and electrical components and protect the people that use them. Applications served include industrial machinery, data communications, networking, telecommunications, test and measurement, automotive, medical, security, defense and general electronics. Products include metallic and composite enclosures, cabinets, cases, subracks, backplanes and associated thermal management systems.

•       Other — is primarily composed of unallocated corporate expenses, our captive insurance subsidiary, intermediate finance companies and divested operations.

The accounting policies of our operating segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on the sales and operating income of the segments and use a variety of ratios to measure performance. These results are not necessarily indicative of the results of operations that would have occurred had each segment been an independent, stand-alone entity during the periods presented.

Financial information by reportable business segment is included in the following summary:

In thousands	2010	2009	2008	2010	2009	2008
	Net sales to external customers			Operating income (loss)
Water Group	$2,041,281	$1,847,764	$2,206,142	$231,588	$163,745	$206,357
Technical Products Group	989,492	844,704	1,145,834	151,533	100,355	169,315
Other	—	—	—	(48,966)	(44,152)	(50,987)
Consolidated	$3,030,773	$2,692,468	$3,351,976	$334,155	$219,948	$324,685

	Identifiable assets (1)			Depreciation
Water Group	$3,409,556	$3,205,774	$3,271,039	$37,449	$44,063	$39,237
Technical Products Group	728,969	716,092	697,577	17,544	19,035	19,131
Other (1)	(164,992)	(10,532)	84,597	3,002	1,725	1,305
Consolidated	$3,973,533	$3,911,334	$4,053,213	$57,995	$64,823	$59,673

	Amortization			Capital expenditures
Water Group	$22,981	$34,919	$22,062	$39,631	$36,513	$32,916
Technical Products Group	2,610	2,687	2,980	8,336	15,388	15,995
Other	593	3,051	2,566	11,556	2,236	4,178
Consolidated	$26,184	$40,657	$27,608	$59,523	$54,137	$53,089

The following table presents certain geographic information:

In thousands	2010	2009	2008	2010	2009	2008
	Net sales to external customers			Long-lived assets
U.S.	$2,222,856	$1,964,138	$2,467,698	$196,440	$203,206	$219,013
Europe	470,879	439,312	571,164	77,000	87,880	89,300
Asia and other	337,038	289,018	313,114	55,995	42,602	35,568
Consolidated	$3,030,773	$2,692,468	$3,351,976	$329,435	$333,688	$343,881

(1)All cash and cash equivalents are included in Other

Net sales are based on the location in which the sale originated. Long-lived assets represent property, plant and equipment, net of related depreciation.

We offer a broad array of products and systems to multiple markets and customers for which we do not have the information systems to track revenues by primary product category. However, our net sales by segment are representative of our sales by major product category.

We sell our products through various distribution channels including wholesale and retail distributors, original equipment manufacturers and home centers. In our Water segment, one customer accounted for approximately 10% of segment sales in 2010, no single customer accounted for more than 10% of segment sales in 2009 and one customer accounted for just over 10% of segment sales in 2008. In our Technical Products segment, no single customer accounted for more than 10% of segment sales in 2010, 2009 or 2008.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Commitments and contingencies abstract
Commitments And Contingencies Disclosure Text Block	15. Commitments and Contingencies There have been no further material developments from the disclosures contained in our 2010 Annual Report on Form 10-K.

16. Commitments and Contingencies

Operating lease commitments

Net rental expense under operating leases follows:

In thousands					2010	2009	2008
Gross rental expense					$32,662	$32,799	$37,519
Sublease rental income					(225)	(74)	(172)
Net rental expense					$32,437	$32,725	$37,347

Future minimum lease commitments under non-cancelable operating leases, principally related to facilities, vehicles, and machinery and equipment are as follows:

In thousands	2011	2012	2013	2014	2015	Thereafter	Total
Minimum lease payments	$21,697	$17,673	$12,404	$9,421	$7,465	$11,865	$80,525
Minimum sublease rentals	(609)	(152)	(154)	(84)	(7)	0	(1,006)
Net future minimum lease commitments	$21,088	$17,521	$12,250	$9,337	$7,458	$11,865	$79,519

Environmental

We have been named as defendants, targets, or PRPs in a small number of environmental clean-ups, in which our current or former business units have generally been given de minimis status. To date, none of these claims have resulted in clean-up costs, fines, penalties, or damages in an amount material to our financial position or results of operations. We have disposed of a number of businesses in the past and in certain cases, such as the disposition of the Cross Pointe Paper Corporation uncoated paper business in 1995, the disposition of the Federal Cartridge Company ammunition business in 1997, the disposition of Lincoln Industrial in 2001 and the disposition of the Tools Group in 2004, we have retained responsibility and potential liability for certain environmental obligations. We have received claims for indemnification from purchasers of these businesses and have established what we believe to be adequate accruals for potential liabilities arising out of retained responsibilities. We settled some of the claims in prior years; to date our recorded accruals have been adequate.

In addition, there are ongoing environmental issues at a limited number of sites, including one site acquired in the acquisition of Essef Corporation in 1999, which relates to operations no longer carried out at the sites. We have established what we believe to be adequate accruals for remediation costs at these sites. We do not believe that projected response costs will result in a material liability.

We may be named as a PRP at other sites in the future, for both divested and acquired businesses. When the outcome of the matter is probable and it is possible to provide reasonable estimates of our liability with respect to environmental sites, provisions have been made in accordance with GAAP. As of December 31, 2010 and 2009, our undiscounted reserves for such environmental liabilities were approximately  $1.3 million and  $2.3 million, respectively. We cannot ensure that environmental requirements will not change or become more stringent over time or that our eventual environmental clean-up costs and liabilities will not exceed the amount of our current reserves.

Litigation

We have been made parties to a number of actions filed or have been given notice of potential claims relating to the conduct of our business, including those pertaining to commercial disputes, product liability, environmental, safety and health, patent infringement and employment matters.

We record liabilities for an estimated loss from a loss contingency where the outcome of the matter is probable and can be reasonably estimated. Factors that are considered when determining whether the conditions for accrual have been met include the (a) nature of the litigation, claim, or assessment, (b) progress of the case, including progress after the date of the financial statements but before the issuance date of the financial statements, (c) opinions of legal counsel and (d) management's intended response to the litigation, claim, or assessment. Where the reasonable estimate of the probable loss is a range, we record the most likely estimate of the loss. When no amount within the range is a better estimate than any other amount, however, the minimum amount in the range is accrued. Gain contingencies are not recorded until realized.

While we believe that a material adverse impact on our consolidated financial position, results of operations, or cash flows from any such future charges is unlikely, given the inherent uncertainty of litigation, a remote possibility exists that a future adverse ruling or unfavorable development could result in future charges that could have a material adverse impact. We do and will continue to periodically reexamine our estimates of probable liabilities and any associated expenses and receivables and make appropriate adjustments to such estimates based on experience and developments in litigation. As a result, the current estimates of the potential impact on our consolidated financial position, results of operations and cash flows for the proceedings and claims could change in the future.

Product liability claims

We are subject to various product liability lawsuits and personal injury claims. A substantial number of these lawsuits and claims are insured and accrued for by Penwald, our captive insurance subsidiary. Penwald records a liability for these claims based on actuarial projections of ultimate losses. For all other claims, accruals covering the claims are recorded, on an undiscounted basis, when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated based on existing information. The accruals are adjusted periodically as additional information becomes available. In 2004, we disposed of the Tools Group and we retained responsibility for certain product claims. We have not experienced significant unfavorable trends in either the severity or frequency of product liability lawsuits or personal injury claims.

Horizon Litigation

The Horizon litigation against our subsidiary Essef Corporation and certain of its subsidiaries by Celebrity Cruise Lines, Inc. (“Celebrity”) was settled by payment of  $35 million to Celebrity in August 2008, a portion of which was covered by insurance. As a result of the settlement, we recorded a charge of  $20.4 million in 2008 which is shown on the line Legal settlement in the Consolidated Statements of Income.

Warranties and guarantees

In connection with the disposition of our businesses or product lines, we may agree to indemnify purchasers for various potential liabilities relating to the sold business, such as pre-closing tax, product liability, warranty, environmental, or other obligations. The subject matter, amounts and duration of any such indemnification obligations vary for each type of liability indemnified and may vary widely from transaction to transaction. Generally, the maximum obligation under such indemnifications is not explicitly stated and as a result, the overall amount of these obligations cannot be reasonably estimated. Historically, we have not made significant payments for these indemnifications. We believe that if we were to incur a loss in any of these matters, the loss would not have a material effect on our financial condition or results of operations.

We recognize, at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee.

We provide service and warranty policies on our products. Liability under service and warranty policies is based upon a review of historical warranty and service claim experience. Adjustments are made to accruals as claim data and historical experience warrant.

The changes in the carrying amount of service and product warranties for the years ended December 31, 2010 and 2009 were as follows:

In thousands	2010	2009
Balance at beginning of the year	$24,288	$31,559
Service and product warranty provision	56,553	55,232
Payments	(50,729)	(62,672)
Acquired	—	23
Translation	(62)	146
Balance at end of the period	$30,050	$24,288

Stand-by letters of credit and bonds

In the ordinary course of business, we are required to commit to bonds that require payments to our customers for any non-performance. The outstanding face value of the bonds fluctuates with the value of our projects in process and in our backlog. In addition, we issue financial stand-by letters of credit primarily to secure our performance to third parties under self-insurance programs. As of December 31, 2010 and December 31, 2009, the outstanding value of these instruments totaled  $116.5 million and  $51.2 million, respectively.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Information Abstract
Quarterly Financial Information Text Block
17. Selected Quarterly Financial Data (Unaudited)

The following table represents the 2010 quarterly financial information:

	2010
In thousands, except per-share data	First	Second	Third	Fourth	Year
Net sales	$707,013	$796,167	$773,735	$753,858	$3,030,773
Gross profit	213,702	248,168	236,542	232,228	930,640
Operating income	63,601	100,126	90,823	79,605	334,155
Income from continuing operations	36,029	61,612	55,729	49,577	202,947
Gain (loss) on disposal of discontinued operations, net of tax	524	593	549	(2,292)	(626)
Net income from continuing operations attributable
to Pentair, Inc.	34,797	60,488	54,501	48,668	198,454
Earnings per common share attributable to Pentair, Inc. (1)
Basic
Continuing operations	$0.35	$0.61	$0.55	$0.50	$2.02
Discontinued operations	0.01	0.01	0.01	(0.02)	(0.01)
Basic earnings per common share	$0.36	$0.62	$0.56	$0.48	$2.01
Diluted
Continuing operations	$0.35	$0.61	$0.55	$0.49	$2.00
Discontinued operations	0.01	—	—	(0.02)	(0.01)
Diluted earnings per common share	$0.36	$0.61	$0.55	$0.47	$1.99

(1)Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period.

The following table represents the 2009 quarterly financial information:

	2009
In thousands, except per-share data	First	Second	Third	Fourth	Year
Net sales	$633,840	$693,712	$662,665	$702,251	$2,692,468
Gross profit	169,232	196,479	206,967	212,457	785,135
Operating income	37,214	63,560	66,682	52,492	219,948
Income from continuing operations	17,721	32,427	38,677	27,394	116,219
Gain (loss) on disposal of discontinued operations, net of tax	10	(78)	(85)	134	(19)
Net income from continuing operations attributable to
to Pentair, Inc.	17,255	32,006	37,033	29,218	115,512
Earnings per common share attributable to Pentair, Inc. (1)
Basic
Continuing operations	$0.18	$0.33	$0.38	$0.30	$1.19
Discontinued operations	—	—	—	—	—
Basic earnings per common share	$0.18	$0.33	$0.38	$0.30	$1.19
Diluted
Continuing operations	$0.18	$0.33	$0.38	$0.29	$1.17
Discontinued operations	—	—	—	—	—
Diluted earnings per common share	$0.18	$0.33	$0.38	$0.29	$1.17

(1)Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period.

Financial Statements of Subsidiary Guarantors	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Financial Statements of Subsidiary Guarantors
Financial Statements of Subsidiary Guarantors

16.          Financial Statements of Subsidiary Guarantors

Pentair (the “Parent Company”) expects that certain of its domestic subsidiaries (the “Guarantor Subsidiaries”), each of which is directly or indirectly wholly-owned by the Parent Company will jointly and severally, and fully and unconditionally, guarantee certain long-term indebtedness of the Parent Company.  The following supplemental financial information sets forth the Condensed Consolidated Balance Sheets as of April 2, 2011, December 31, 2010 and April 3, 2010, the related Condensed Consolidated Statements of Income for the three months ended April 2, 2011 and April 3, 2010, and Statements of Cash Flows for the three months ended April 3, 2011 and April 3, 2010, for the Parent Company, the Guarantor Subsidiaries, the Non-Guarantor Subsidiaries, and total consolidated Pentair and subsidiaries.

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the period ended April 2, 2011

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$515,054	$341,578	$(66,359)	$790,273
Cost of goods sold	—	355,561	251,730	(66,077)	541,214
Gross profit	—	159,493	89,848	(282)	249,059
Selling, general and administrative	6,606	85,119	53,317	(282)	144,760
Research and development	170	10,846	7,106	—	18,122
Operating (loss) income	(6,776)	63,528	29,425	—	86,177
Earnings from investment in subsidiaries	(37,306)	—	—	37,306	—
Other (income) expense:
Equity income of unconsolidated subsidiaries	(176)	—	(59)	—	(235)
Net interest (income) expense	(27,379)	38,485	(1,781)	—	9,325
Income (loss) from continuing operations before income taxes and noncontrolling interest	58,085	25,043	31,265	(37,306)	77,087
Provision for income taxes	7,544	8,481	9,028	—	25,053
Income from continuing operations	50,541	16,562	22,237	(37,306)	52,034
Net income before noncontrolling interest	50,541	16,562	22,237	(37,306)	52,034
Noncontrolling interest	—	—	1,493	—	1,493
Net income attributable to Pentair, Inc.	$50,541	$16,562	$20,744	$(37,306)	$50,541

Net income from continuing operations attributable to Pentair, Inc.	$50,541	$16,562	$20,744	$(37,306)	$50,541

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the period ended April 3, 2010

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$476,355	$290,430	$(59,772)	$707,013
Cost of goods sold	—	331,723	221,149	(59,561)	493,311
Gross profit	—	144,632	69,281	(211)	213,702
Selling, general and administrative	(992)	80,528	53,565	(211)	132,890
Research and development	136	10,844	6,231	—	17,211
Operating income	856	53,260	9,485	—	63,601
Earnings from investment in subsidiaries	(17,160)	—	—	17,160	—
Other (income) expense:
Equity income of unconsolidated subsidiaries	—	(84)	—	—	(84)
Net interest (income) expense	(27,281)	38,494	(1,686)	—	9,527
Income (loss) from continuing operations before income taxes and noncontrolling interest	45,297	14,850	11,171	(17,160)	54,158
Provision for income taxes	10,500	5,264	2,365	—	18,129
Income from continuing operations	34,797	9,586	8,806	(17,160)	36,029
Gain on disposal of discontinued operations, net of tax	524	—	—	—	524
Net income before noncontrolling interest	35,321	9,586	8,806	(17,160)	36,553
Noncontrolling interest	—	—	1,232	—	1,232
Net income attributable to Pentair, Inc.	$35,321	$9,586	$7,574	$(17,160)	$35,321

Net income from continuing operations attributable to Pentair, Inc.	$34,797	$9,586	$7,574	$(17,160)	$34,797

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

April 2, 2011

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$4,685	$3,002	$49,447	$—	$57,134
Accounts and notes receivable, net	920	396,800	296,182	(68,046)	625,856
Inventories	—	199,662	212,105	—	411,767
Deferred tax assets	113,937	40,064	9,032	(106,663)	56,370
Prepaid expenses and other current assets	12,344	7,471	52,328	(14,193)	57,950
Total current assets	131,886	646,999	619,094	(188,902)	1,209,077
Property, plant and equipment, net	20,002	112,276	206,332	—	338,610
Other assets
Investments in/advances to subsidiaries	2,376,211	92,230	785,383	(3,253,824)	—
Goodwill	—	1,471,582	625,846	—	2,097,428
Intangibles, net	—	220,344	240,900	—	461,244
Other	55,588	4,167	21,622	(25,049)	56,328
Total other assets	2,431,799	1,788,323	1,673,751	(3,278,873)	2,615,000
Total assets	$2,583,687	$2,547,598	$2,499,177	$(3,467,775)	$4,162,687

Liabilities and Shareholders’ Equity
Current liabilities
Short-term borrowings	$—	$—	$6,093	$—	$6,093
Current maturities of long-term debt	118,836	(13)	29,684	(148,494)	13
Accounts payable	9,445	148,024	167,071	(68,048)	256,492
Employee compensation and benefits	24,218	19,759	40,066	—	84,043
Current pension and post-retirement benefits	8,733	—	—	—	8,733
Accrued product claims and warranties	12,248	22,121	9,049	—	43,418
Income taxes	2,318	7,524	10,650	—	20,492
Accrued rebates and sales incentives	—	21,560	7,986	—	29,546
Other current liabilities	15,551	31,461	64,710	(14,191)	97,531
Total current liabilities	191,349	250,436	335,309	(230,733)	546,361
Other liabilities
Long-term debt	802,300	1,947,379	399,205	(2,346,563)	802,321
Pension and other retirement compensation	138,135	501	77,956	—	216,592
Post-retirement medical and other benefits	18,135	36,373	—	(25,049)	29,459
Long-term income taxes payable	23,548	—	—	—	23,548
Deferred tax liabilities	25	213,385	69,130	(106,663)	175,877
Due to/ (from) affiliates	(802,224)	(160,911)	948,590	14,545	—
Other non-current liabilities	45,259	1,797	39,029	—	86,085
Total liabilities	416,527	2,288,960	1,869,219	(2,694,463)	1,880,243
Noncontrolling interest	—	—	115,284	—	115,284
Shareholders’ equity attributable to Pentair, Inc.	2,167,160	258,638	514,674	(773,312)	2,167,160
Total liabilities and shareholders’ equity	$2,583,687	$2,547,598	$2,499,177	$(3,467,775)	$4,162,687

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

December 31, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$3,201	$3,404	$39,451	$—	$46,056
Accounts and notes receivable, net	678	357,730	222,319	(63,822)	516,905
Inventories	—	232,369	172,987	—	405,356
Deferred tax assets	115,722	40,064	7,928	(107,365)	56,349
Prepaid expenses and other current assets	8,278	10,098	51,497	(25,242)	44,631
Total current assets	127,879	643,665	494,182	(196,429)	1,069,297
Property, plant and equipment, net	17,392	144,332	167,711	—	329,435
Other assets
Investments in/advances to subsidiaries	2,355,343	89,659	748,181	(3,193,183)	—
Goodwill	—	1,549,537	516,507	—	2,066,044
Intangibles, net	—	265,987	187,583	—	453,570
Other	56,052	4,045	20,139	(25,049)	55,187
Total other assets	2,411,395	1,909,228	1,472,410	(3,218,232)	2,574,801
Total assets	$2,556,666	$2,697,225	$2,134,303	$(3,414,661)	$3,973,533

Liabilities and Shareholders' Equity
Current liabilities
Short-term borrowings	$—	$—	$4,933	$—	$4,933
Current maturities of long-term debt	135,678	—	18,154	(153,814)	18
Accounts payable	4,908	170,747	150,517	(63,815)	262,357
Employee compensation and benefits	38,513	32,167	37,315	—	107,995
Current pension and post-retirement benefits	8,733	—	—	—	8,733
Accrued product claims and warranties	12,245	23,410	6,640	—	42,295
Income taxes	4,788	633	543	—	5,964
Accrued rebates and sales incentives	—	23,500	10,059	—	33,559
Other current liabilities	9,772	33,227	63,185	(25,242)	80,942
Total current liabilities	214,637	283,684	291,346	(242,871)	546,796
Other liabilities
Long-term debt	702,500	1,947,400	377,539	(2,324,918)	702,521
Pension and other retirement compensation	136,750	112	72,997	—	209,859
Post-retirement medical and other benefits	18,388	36,986	—	(25,049)	30,325
Long-term income taxes payable	23,507	—	—	—	23,507
Deferred tax liabilities	5	213,385	63,173	(107,365)	169,198
Due to/ (from) affiliates	(678,966)	(80,779)	810,652	(50,907)	—
Other non-current liabilities	46,692	1,892	37,711	—	86,295
Total liabilities	463,513	2,402,680	1,653,418	(2,751,110)	1,768,501
Noncontrolling interest	—	—	111,879	—	111,879
Shareholders' equity attributable to Pentair, Inc.	2,093,153	294,545	369,006	(663,551)	2,093,153
Total liabilities and shareholders' equity	$2,556,666	$2,697,225	$2,134,303	$(3,414,661)	$3,973,533

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

April 3, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$3,025	$3,475	$40,283	$—	$46,783
Accounts and notes receivable, net	1,203	344,850	258,048	(53,271)	550,830
Inventories	—	195,190	168,477	—	363,667
Deferred tax assets	121,399	35,222	6,721	(113,677)	49,665
Prepaid expenses and other current assets	10,250	8,898	35,479	(11,047)	43,580
Total current assets	135,877	587,635	509,008	(177,995)	1,054,525
Property, plant and equipment, net	12,119	116,676	201,406	—	330,201
Other assets
Investments in/advances to subsidiaries	2,358,246	94,051	711,247	(3,163,544)	—
Goodwill	—	1,471,582	596,254	—	2,067,836
Intangibles, net	—	233,575	238,823	—	472,398
Other	61,617	4,548	17,904	(27,845)	56,224
Total other assets	2,419,863	1,803,756	1,564,228	(3,191,389)	2,596,458
Total assets	$2,567,859	$2,508,067	$2,274,642	$(3,369,384)	$3,981,184

Liabilities and Shareholders’ Equity
Current liabilities
Short-term borrowings	$—	$—	$3,731	$—	$3,731
Current maturities of long-term debt	90,000	(26)	20,685	(110,608)	51
Accounts payable	6,880	126,364	149,520	(53,262)	229,502
Employee compensation and benefits	17,737	23,443	36,316	—	77,496
Current pension and post-retirement benefits	8,948	—	—	—	8,948
Accrued product claims and warranties	—	19,072	18,731	—	37,803
Income taxes	(1,161)	10,561	(829)	—	8,571
Accrued rebates and sales incentives	—	17,561	7,092	—	24,653
Other current liabilities	20,972	36,103	40,741	(11,053)	86,763
Total current liabilities	143,376	233,078	275,987	(174,923)	477,518
Other liabilities
Long-term debt	862,300	1,947,432	382,087	(2,329,468)	862,351
Pension and other retirement compensation	150,378	9,264	72,091	—	231,733
Post-retirement medical and other benefits	19,244	39,231	—	(27,845)	30,630
Long-term income taxes payable	25,720	—	—	—	25,720
Deferred tax liabilities	637	198,892	59,925	(113,677)	145,777
Due to/ (from) affiliates	(676,791)	(141,741)	931,678	(113,146)	—
Other non-current liabilities	44,494	4,294	46,611	—	95,399
Total liabilities	569,358	2,290,450	1,768,379	(2,759,059)	1,869,128
Noncontrolling interest	—	—	113,555	—	113,555
Shareholders’ equity attributable to Pentair, Inc.	1,998,501	217,617	392,708	(610,325)	1,998,501
Total liabilities and shareholders’ equity	$2,567,859	$2,508,067	$2,274,642	$(3,369,384)	$3,981,184

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the period ended April 2, 2011

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$50,541	$16,562	$22,237	$(37,306)	$52,034
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Equity (income) losses of unconsolidated subsidiaries	(176)	—	(59)	—	(235)
Depreciation	1,189	7,056	6,979	—	15,224
Amortization	(12)	3,872	2,541	—	6,401
Earnings from investments in subsidiaries	(37,306)	—	—	37,306	—
Deferred income taxes	3,568	—	277	—	3,845
Stock compensation	5,725	—	—	—	5,725
Excess tax benefits from stock-based compensation	(557)	—	—	—	(557)
Loss on sale of assets	7	—	—	—	7
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	(4,834)	(44,822)	(56,080)	4,231	(101,505)
Inventories	—	36,134	(36,842)	—	(708)
Prepaid expenses and other current assets	36,766	2,789	(37,452)	(11,049)	(8,946)
Accounts payable	6,676	(28,954)	14,519	(4,233)	(11,992)
Employee compensation and benefits	(17,251)	(13,544)	2,036	—	(28,759)
Accrued product claims and warranties	—	(1,498)	2,381	—	883
Income taxes	7,917	2,477	4,112	—	14,506
Other current liabilities	(44,480)	(4,785)	46,462	11,051	8,248
Pension and post-retirement benefits	1,132	(485)	972	—	1,619
Other assets and liabilities	(41,206)	42,583	(5,347)	—	(3,970)
Net cash provided by (used for) operating activities	(32,301)	17,385	(33,264)	—	(48,180)
Investing activities
Capital expenditures	(1,129)	(6,112)	(6,027)	—	(13,268)
Proceeds from sale of property and equipment	—	23	19	—	42
Acquisitions, net of cash acquired	—	—	(14,856)	—	(14,856)
Other	234	(176)	—	—	58
Net cash provided by (used for) investing activities	(895)	(6,265)	(20,864)	—	(28,024)
Financing activities
Net short-term borrowings	1,160	(33)	33	—	1,160
Proceeds from long-term debt	249,366	—	—	—	249,366
Repayment of long-term debt	(150,000)	—	—	—	(150,000)
Net change in advances to subsidiaries	(15,920)	(104,670)	120,590	—	—
Excess tax benefits from stock-based compensation	557	—	—	—	557
Stock issued to employees, net of shares withheld	(37)	—	—	—	(37)
Repurchases of common stock	(287)				(287)
Dividends paid	(19,835)	—	(9)	—	(19,844)
Net cash provided by (used for) financing activities	65,004	(104,703)	120,614	—	80,915
Effect of exchange rate changes on cash and cash equivalents	(30,324)	93,181	(56,490)	—	6,367
Change in cash and cash equivalents	1,484	(402)	9,996	—	11,078
Cash and cash equivalents, beginning of period	3,201	3,404	39,451	—	46,056
Cash and cash equivalents, end of period	$4,685	$3,002	$49,447	$—	$57,134

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the period ended April 3, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$35,321	$9,586	$8,806	$(17,160)	$36,553
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Gain on disposal of discontinued operations	(524)	—	—	—	(524)
Equity income of unconsolidated subsidiaries	—	(84)	—	—	(84)
Depreciation	434	7,757	6,373	—	14,564
Amortization	291	3,899	2,556	—	6,746
Earnings from investments in subsidiaries	(17,160)	—		17,160	—
Deferred income taxes	1,293	28	296	—	1,617
Stock compensation	6,802	—	—	—	6,802
Excess tax benefits from stock-based compensation	(980)	—	—	—	(980)
Gain on sale of assets	(147)	—	—	—	(147)
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	2,237	(86,078)	(15,821)	608	(99,054)
Inventories	—	(1,152)	(4,373)	—	(5,525)
Prepaid expenses and other current assets	27,302	(2,265)	(15,354)	(6,857)	2,826
Accounts payable	(2,862)	21,752	4,110	(521)	22,479
Employee compensation and benefits	(1,455)	(1,215)	4,364	—	1,694
Accrued product claims and warranties	—	3,455	192	—	3,647
Income taxes	(17,797)	24,262	(3,019)	—	3,446
Other current liabilities	(18,537)	(6,015)	16,195	6,773	(1,584)
Pension and post-retirement benefits	(937)	(275)	786	—	(426)
Other assets and liabilities	(1,062)	(11,894)	10,593	—	(2,363)
Net cash provided by (used for) operating activities	12,219	(38,239)	15,704	3	(10,313)
Investing activities
Capital expenditures	(1,690)	(6,430)	(3,939)	—	(12,059)
Proceeds from sale of property and equipment	—	94	33	—	127
Other	265	—	27	—	292
Net cash provided by (used for) investing activities	(1,425)	(6,336)	(3,879)	—	(11,640)
Financing activities
Net short-term borrowings	1,526	—	—	—	1,526
Proceeds from long-term debt	200,000	—	—	—	200,000
Repayment of long-term debt	(141,025)	—	—	—	(141,025)
Net change in advances to subsidiaries	(47,261)	50,018	(2,754)	(3)	—
Excess tax benefits from stock-based compensation	980	—	—	—	980
Stock issued to employees, net of shares withheld	(1,938)	—	—	—	(1,938)
Dividends paid	(18,837)	—	—	—	(18,837)
Net cash provided by (used for) financing activities	(6,555)	50,018	(2,754)	(3)	40,706
Effect of exchange rate changes on cash and cash equivalents	(3,246)	(3,781)	1,661	—	(5,366)
Change in cash and cash equivalents	993	1,662	10,732	—	13,387
Cash and cash equivalents, beginning of period	2,032	1,813	29,551	—	33,396
Cash and cash equivalents, end of period	$3,025	$3,475	$40,283	$—	$46,783

18.      Financial Statements of Subsidiary Guarantors

Pentair (the “Parent Company”) expects that certain of its domestic subsidiaries (the “Guarantor Subsidiaries”), each of which is directly or indirectly wholly-owned by the Parent Company will jointly and severally, and fully and unconditionally, guarantee certain long-term indebtedness of the Parent Company.  The following supplemental financial information sets forth the condensed consolidated balance sheets as of December 31, 2010 and 2009, the related condensed consolidated statements of income and statements of cash flows for each of the three years in the period ended December 31, 2010, for the Parent Company, the Guarantor Subsidiaries, the Non-Guarantor Subsidiaries, and total consolidated Pentair and subsidiaries.

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the year ended December 31, 2010

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$2,092,487	$1,189,597	$(251,311)	$3,030,773
Cost of goods sold	3,167	1,453,786	893,570	(250,390)	2,100,133
Gross profit	(3,167)	638,701	296,027	(921)	930,640
Selling, general and administrative	(3,713)	337,408	196,555	(921)	529,329
Research and development	393	42,386	24,377	—	67,156
Operating income	153	258,907	75,095	—	334,155
Earnings from investment in subsidiaries	(129,872)	—	—	129,872	—
Other (income) expense:
Equity income of unconsolidated subsidiaries	—	(1,551)	(557)	—	(2,108)
Net interest (income) expense	(111,034)	153,904	(6,754)	—	36,116
Income (loss) from continuing operations before income taxes and noncontrolling interest	241,059	106,554	82,406	(129,872)	300,147
Provision for income taxes	42,605	36,447	18,148	—	97,200
Income from continuing operations	198,454	70,107	64,258	(129,872)	202,947
Loss on disposal of discontinued operations, net of tax	(626)	—	—	—	(626)
Net income before noncontrolling interest	197,828	70,107	64,258	(129,872)	202,321
Noncontrolling interest	—	—	4,493	—	4,493
Net income attributable to Pentair, Inc.	$197,828	$70,107	$59,765	$(129,872)	$197,828

Net income from continuing operations attributable to Pentair, Inc.	$198,454	$70,107	$59,765	$(129,872)	$198,454

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the year ended December 31, 2009

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,827,463	$1,050,381	$(185,376)	$2,692,468
Cost of goods sold	7,024	1,310,011	775,116	(184,818)	1,907,333
Gross profit	(7,024)	517,452	275,265	(558)	785,135
Selling, general and administrative	10,074	312,079	185,708	(558)	507,303
Research and development	306	34,844	22,734	—	57,884
Operating (loss) income	(17,404)	170,529	66,823	—	219,948
Earnings from investment in subsidiaries	(60,528)	—	—	60,528	—
Other (income) expense:
Equity losses of unconsolidated subsidiaries	—	1,379	—	—	1,379
Loss on early extinguishment of debt	4,804	—	—	—	4,804
Net interest (income) expense	(106,586)	153,672	(5,968)	—	41,118
Income (loss) from continuing operations before income taxes and noncontrolling interest	144,906	15,478	72,791	(60,528)	172,647
Provision for income taxes	29,270	6,063	21,095	—	56,428
Income from continuing operations	115,636	9,415	51,696	(60,528)	116,219
(Loss) gain on disposal of discontinued operations, net of tax	(143)	551	(427)	—	(19)
Net income before noncontrolling interest	115,493	9,966	51,269	(60,528)	116,200
Noncontrolling interest	—	—	707	—	707
Net income attributable to Pentair, Inc.	$115,493	$9,966	$50,562	$(60,528)	$115,493

Net income from continuing operations attributable to Pentair, Inc.	$115,636	$9,415	$50,989	$(60,528)	$115,512

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the year ended December 31, 2008

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$2,560,930	$1,021,096	$(230,050)	$3,351,976
Cost of goods sold	40	1,847,160	719,534	(229,308)	2,337,426
Gross profit	(40)	713,770	301,562	(742)	1,014,550
Selling, general and administrative	3,536	419,013	185,172	(741)	606,980
Research and development	269	47,186	14,995	—	62,450
Legal settlement	20,435	—	—	—	20,435
Operating (loss) income	(24,280)	247,571	101,395	(1)	324,685
Other (income) expense:
Earnings from investment in subsidiaries	(194,295)	—	—	194,295	—
Gain on sale of interest in subsidiaries	—	(109,648)	—	—	(109,648)
Equity losses of unconsolidated subsidiaries	—	3,041	—	—	3,041
Loss on early extinguishment of debt	4,611	—	—	—	4,611
Net interest (income) expense	(88,407)	153,910	(6,068)	—	59,435
Other	—	106	—	—	106
Income (loss) from continuing operations before income taxes and noncontrolling interest	253,811	200,162	107,463	(194,296)	367,140
Provision for income taxes	25,320	53,386	29,638	—	108,344
Income from continuing operations	228,491	146,776	77,825	(194,296)	258,796
(Loss) income from discontinued operations, net of tax	—	(6,597)	814	—	(5,783)
Gain (loss) on disposal of discontinued operations, net of tax	243	(17,570)	(4,519)	—	(21,846)
Net income before noncontrolling interest	228,734	122,609	74,120	(194,296)	231,167
Noncontrolling interest	—	—	2,433	—	2,433
Net income attributable to Pentair, Inc.	$228,734	$122,609	$71,687	$(194,296)	$228,734

Net income from continuing operations attributable to Pentair, Inc.	$228,491	$146,776	$75,392	$(194,296)	$256,363

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

December 31, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$3,201	$3,404	$39,451	$—	$46,056
Accounts and notes receivable, net	678	357,730	222,319	(63,822)	516,905
Inventories	—	232,369	172,987	—	405,356
Deferred tax assets	115,722	40,064	7,928	(107,365)	56,349
Prepaid expenses and other current assets	8,278	10,098	51,497	(25,242)	44,631
Total current assets	127,879	643,665	494,182	(196,429)	1,069,297
Property, plant and equipment, net	17,392	144,332	167,711	—	329,435
Other assets
Investments in/advances to subsidiaries	2,355,343	89,659	748,181	(3,193,183)	—
Goodwill	—	1,549,537	516,507	—	2,066,044
Intangibles, net	—	265,987	187,583	—	453,570
Other	56,052	4,045	20,139	(25,049)	55,187
Total other assets	2,411,395	1,909,228	1,472,410	(3,218,232)	2,574,801
Total assets	$2,556,666	$2,697,225	$2,134,303	$(3,414,661)	$3,973,533

Liabilities and Shareholders’ Equity
Current liabilities
Short-term borrowings	$—	$—	$4,933	$—	$4,933
Current maturities of long-term debt	135,678	—	18,154	(153,814)	18
Accounts payable	4,908	170,747	150,517	(63,815)	262,357
Employee compensation and benefits	38,513	32,167	37,315	—	107,995
Current pension and post-retirement benefits	8,733	—	—	—	8,733
Accrued product claims and warranties	12,245	23,410	6,640	—	42,295
Income taxes	4,788	633	543	—	5,964
Accrued rebates and sales incentives	—	23,500	10,059	—	33,559
Other current liabilities	9,772	33,227	63,185	(25,242)	80,942
Total current liabilities	214,637	283,684	291,346	(242,871)	546,796
Other liabilities
Long-term debt	702,500	1,947,400	377,539	(2,324,918)	702,521
Pension and other retirement compensation	136,750	112	72,997	—	209,859
Post-retirement medical and other benefits	18,388	36,986	—	(25,049)	30,325
Long-term income taxes payable	23,507	—	—	—	23,507
Deferred tax liabilities	5	213,385	63,173	(107,365)	169,198
Due to/ (from) affiliates	(678,966)	(80,779)	810,652	(50,907)	—
Other non-current liabilities	46,692	1,892	37,711	—	86,295
Total liabilities	463,513	2,402,680	1,653,418	(2,751,110)	1,768,501
Noncontrolling interest	—	—	111,879	—	111,879
Shareholders’ equity attributable to Pentair, Inc.	2,093,153	294,545	369,006	(663,551)	2,093,153
Total liabilities and shareholders’ equity	$2,556,666	$2,697,225	$2,134,303	$(3,414,661)	$3,973,533

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

December 31, 2009

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$2,032	$1,813	$29,551	$—	$33,396
Accounts and notes receivable, net	421	296,691	210,640	(52,662)	455,090
Inventories	—	221,687	138,940	—	360,627
Deferred tax assets	123,041	35,250	6,974	(115,656)	49,609
Prepaid expenses and other current assets	15,016	7,063	43,401	(17,904)	47,576
Total current assets	140,510	562,504	429,506	(186,222)	946,298
Property, plant and equipment, net	9,417	148,506	175,765	—	333,688
Other assets
Investments in/advances to subsidiaries	2,378,327	97,035	735,159	(3,210,521)	—
Goodwill	—	1,549,185	539,612	—	2,088,797
Intangibles, net	—	279,033	207,374	—	486,407
Other	60,862	4,353	18,774	(27,845)	56,144
Total other assets	2,439,189	1,929,606	1,500,919	(3,238,366)	2,631,348
Total assets	$2,589,116	$2,640,616	$2,106,190	$(3,424,588)	$3,911,334

Liabilities and Shareholders’ Equity
Current liabilities
Short-term borrowings	$—	$—	$2,205	$—	$2,205
Current maturities of long-term debt	86,609	19	21,320	(107,867)	81
Accounts payable	4,952	127,142	128,308	(52,741)	207,661
Employee compensation and benefits	16,656	27,327	30,271	—	74,254
Current pension and post-retirement benefits	8,948	—	—	—	8,948
Accrued product claims and warranties	—	17,715	16,573	—	34,288
Income taxes	27,231	(26,380)	4,808	—	5,659
Accrued rebates and sales incentives	—	18,665	8,889	—	27,554
Other current liabilities	16,973	43,320	43,162	(17,826)	85,629
Total current liabilities	161,369	207,808	255,536	(178,434)	446,279
Other liabilities
Long-term debt	803,300	1,947,442	401,735	(2,349,126)	803,351
Pension and other retirement compensation	150,766	9,055	75,127	—	234,948
Post-retirement medical and other benefits	19,794	39,841	—	(27,845)	31,790
Long-term income taxes payable	26,936	—	—	—	26,936
Deferred tax liabilities	615	198,541	63,130	(115,656)	146,630
Due to/ (from) affiliates	(629,457)	(15,314)	829,510	(184,739)	—
Other non-current liabilities	43,705	4,393	46,962	—	95,060
Total liabilities	577,028	2,391,766	1,672,000	(2,855,800)	1,784,994
Noncontrolling interest	—	—	114,252		114,252
Shareholders’ equity attributable to Pentair, Inc.	2,012,088	248,850	319,938	(568,788)	2,012,088
Total liabilities and shareholders’ equity	$2,589,116	$2,640,616	$2,106,190	$(3,424,588)	$3,911,334

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the year ended December 31, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$197,828	$70,107	$64,258	$(129,872)	$202,321
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Loss on disposal of discontinued operations	626	—	—	—	626
Equity income of unconsolidated subsidiaries	—	(1,551)	(557)	—	(2,108)
Depreciation	3,002	29,902	25,091	—	57,995
Amortization	593	15,597	9,994	—	26,184
Earnings from investments in subsidiaries	(129,872)	—	—	129,872	—
Deferred income taxes	18,075	9,679	1,699	—	29,453
Stock compensation	21,468	—	—	—	21,468
Excess tax benefits from stock-based compensation	(2,686)	—	—	—	(2,686)
Loss on sale of assets	466	—	—	—	466
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	1,759	(61,042)	(14,222)	11,161	(62,344)
Inventories	—	(10,683)	(33,812)	—	(44,495)
Prepaid expenses and other current assets	(8,519)	(3,035)	6,993	7,338	2,777
Accounts payable	(1,431)	43,578	24,248	(11,074)	55,321
Employee compensation and benefits	14,630	4,840	7,782	—	27,252
Accrued product claims and warranties	12,245	5,695	(9,872)	—	8,068
Income taxes	(13,267)	15,813	(755)	—	1,791
Other current liabilities	3,314	(5,258)	9,921	(7,416)	561
Pension and post-retirement benefits	(33,762)	(11,798)	2,536	—	(43,024)
Other assets and liabilities	(2,191)	(12,731)	5,672	—	(9,250)
Net cash provided by (used for) operating activities	82,278	89,113	98,976	9	270,376
Investing activities
Capital expenditures	(11,557)	(22,954)	(25,012)	—	(59,523)
Proceeds from sale of property and equipment	—	284	74	—	358
Other	525	—	(1,673)	—	(1,148)
Net cash provided by (used for) investing activities	(11,032)	(22,670)	(26,611)	—	(60,313)
Financing activities
Net short-term borrowings	2,728	31	(31)	—	2,728
Proceeds from long-term debt	703,641	—	—	—	703,641
Repayment of long-term debt	(804,713)	—	—	—	(804,713)
Debt issuance costs	(50)	—	—	—	(50)
Net change in advances to subsidiaries	106,372	(59,269)	(47,090)	(13)	—
Excess tax benefits from stock-based compensation	2,686	—	—	—	2,686
Stock issued to employees, net of shares withheld	9,941	—	—	—	9,941
Repurchases of common stock	(24,712)	—	—	—	(24,712)
Dividends paid	(73,014)	142	(2,593)	—	(75,465)
Distribution to noncontrolling interest	—	—	(4,647)	—	(4,647)
Net cash provided by (used for) financing activities	(77,121)	(59,096)	(54,361)	(13)	(190,591)
Effect of exchange rate changes on cash and cash equivalents	7,044	(5,756)	(8,104)	4	(6,812)
Change in cash and cash equivalents	1,169	1,591	9,900	—	12,660
Cash and cash equivalents, beginning of period	2,032	1,813	29,551	—	33,396
Cash and cash equivalents, end of period	$3,201	$3,404	$39,451	$—	$46,056

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the year end December 31, 2009

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$115,493	$9,966	$51,269	$(60,528)	$116,200
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Loss (gain) on disposal of discontinued operations	143	(551)	427	—	19
Equity losses of unconsolidated subsidiaries	—	1,379	—	—	1,379
Depreciation	8,166	30,506	26,151	—	64,823
Amortization	14,332	15,752	10,573	—	40,657
Earnings from investments in subsidiaries	(60,528)	—	—	60,528	—
Deferred income taxes	8,223	18,582	3,811	—	30,616
Stock compensation	17,324	—	—	—	17,324
Excess tax benefits from stock-based compensation	(1,746)	—	—	—	(1,746)
(Gain) loss on sale of assets	(1,389)	—	2,374	—	985
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	(1,456)	10,492	7,484	(5,213)	11,307
Inventories	—	46,791	19,893	—	66,684
Prepaid expenses and other current assets	48,529	2,985	(37,221)	1,909	16,202
Accounts payable	5,615	(18,623)	(5,209)	4,395	(13,822)
Employee compensation and benefits	(1,385)	(13,968)	(7,078)	—	(22,431)
Accrued product claims and warranties	—	(7,645)	205	—	(7,440)
Income taxes	(10,921)	6,917	5,976	—	1,972
Other current liabilities	(29,030)	(15,312)	25,118	(1,857)	(21,081)
Pension and post-retirement benefits	(30,630)	(11,716)	2,739	—	(39,607)
Other assets and liabilities	(19,117)	39,226	(22,250)	—	(2,141)
Net cash provided by (used for) continuing operations	61,623	114,781	84,262	(766)	259,900
Net cash provided by (used for) operating activities of discontinued operations	(30)	(1,590)	89	—	(1,531)
Net cash provided by (used for) operating activities	61,593	113,191	84,351	(766)	258,369
Investing activities
Capital expenditures	(2,237)	(19,676)	(32,224)	—	(54,137)
Proceeds from sale of property and equipment	—	446	762	—	1,208
Divestitures	404	1,002	161	—	1,567
Other	7	—	(3,231)	—	(3,224)
Net cash provided by (used for) investing activities	(1,826)	(18,228)	(34,532)	—	(54,586)
Financing activities
Net short-term borrowings	2,205	115	(115)	—	2,205
Proceeds from long-term debt	580,000	—	—	—	580,000
Repayment of long-term debt	(730,304)	—	—	—	(730,304)
Debt issuance costs	(50)	—	—	—	(50)
Net change in advances to subsidiaries	152,482	(110,046)	(43,201)	765	—
Excess tax benefits from stock-based compensation	1,746	—	—	—	1,746
Stock issued to employees, net of shares withheld	8,247	—	—	—	8,247
Dividends paid	(63,686)	5,313	(12,554)	—	(70,927)
Net cash provided by (used for) financing activities	(49,360)	(104,618)	(55,870)	765	(209,083)
Effect of exchange rate changes on cash and cash equivalents	(11,095)	8,123	2,323	1	(648)
Change in cash and cash equivalents	(688)	(1,532)	(3,728)	—	(5,948)
Cash and cash equivalents, beginning of period	2,720	3,345	33,279	—	39,344
Cash and cash equivalents, end of period	$2,032	$1,813	$29,551	$—	$33,396

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the year end December 31, 2008

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$228,734	$122,609	$74,120	$(194,296)	$231,167
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Loss (income) from discontinued operations	—	6,597	(814)	—	5,783
(Gain) loss on disposal of discontinued operations	(243)	21,292	797	—	21,846
Equity (income) losses of unconsolidated subsidiaries	—	3,041	—	—	3,041
Depreciation	1,305	38,338	20,030	—	59,673
Amortization	2,567	18,384	6,657	—	27,608
Earnings from investments in subsidiaries	(194,296)	—	—	194,296	—
Deferred income taxes	(10,925)	45,449	6,230	—	40,754
Stock compensation	20,572	—	—	—	20,572
Excess tax benefits from stock-based compensation	(1,617)	—	—	—	(1,617)
Other	510	—	—	—	510
(Gain) loss on sale of assets	—	(109,648)	—	—	(109,648)
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	1,895	(16,784)	36,884	(40,242)	(18,247)
Inventories	—	(23,930)	(9,381)	—	(33,311)
Prepaid expenses and other current assets	(51,789)	285	30,913	(6,803)	(27,394)
Accounts payable	(4,813)	(6,296)	17,626	(8,490)	(1,973)
Employee compensation and benefits	(6,435)	(15,616)	132	—	(21,919)
Accrued product claims and warranties	—	(6,812)	(474)	—	(7,286)
Income taxes	43,567	(37,278)	(10,698)	—	(4,409)
Other current liabilities	27,240	2	(25,085)	6,830	8,987
Pension and post-retirement benefits	5,135	(7,746)	2,912	—	301
Other assets and liabilities	39,526	8,655	(30,007)	—	18,174
Net cash provided by (used for) continuing operations	100,933	40,542	119,842	(48,705)	212,612
Net cash provided by (used for) operating activities of discontinued operations	—	(10,239)	1,842	—	(8,397)
Net cash provided by (used for) operating activities	100,933	30,303	121,684	(48,705)	204,215
Investing activities
Capital expenditures	(4,177)	(34,371)	(14,541)	—	(53,089)
Proceeds from sale of property and equipment	—	288	4,453	—	4,741
Acquisitions, net of cash acquired	(2,046)	—	19	—	(2,027)
Divestitures	—	36,574	1,333	—	37,907
Other	(12)	—	—	—	(12)
Net cash provided by (used for) investing activities	(6,235)	2,491	(8,736)	—	(12,480)
Financing activities
Net short-term borrowings	(16,994)	—	—	—	(16,994)
Proceeds from long-term debt	715,000	—	—	—	715,000
Repayment of long-term debt	(805,016)	—	—	—	(805,016)
Debt issuance costs	(114)	—	—	—	(114)
Net change in advances to subsidiaries	107,951	(76,635)	(80,024)	48,708	—
Excess tax benefits from stock-based compensation	1,617	—	—	—	1,617
Stock issued to employees, net of shares withheld	5,590	—	—	—	5,590
Repurchases of common stock	(50,000)	—	—	—	(50,000)
Dividends paid	(56,631)	39,193	(49,846)	—	(67,284)
Net cash provided by (used for) financing activities	(98,597)	(37,442)	(129,870)	48,708	(217,201)
Effect of exchange rate changes on cash and cash equivalents	154	(2,858)	(3,281)	—	(5,985)
Change in cash and cash equivalents	(3,745)	(7,506)	(20,203)	3	(31,451)
Cash and cash equivalents, beginning of period	6,465	10,848	53,482	—	70,795
Cash and cash equivalents, end of period	$2,720	$3,342	$33,279	$3	$39,344

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Schedule Of Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure Text Block
Schedule II — Valuation and Qualifying Accounts

Pentair, Inc and subsidiaries

		Additions
	Balance	Charged to		Other	Balance
	Beginning	Costs and		Changes	End
in thousands	in Period	Expenses	Deductions	Add (deduct)	of Period
Allowances for doubtful accounts
Year ended December 31, 2010	$14,154	$4,300	$1,152 (1)	$(183) (2)	$17,119
Year ended December 31, 2009	$8,925	$6,832	$2,449 (1)	$846 (2)	$14,154
Year ended December 31, 2008	$8,073	$3,044	$1,629 (1)	$(563) (2)	$8,925
____________

(1) Uncollectible accounts written off, net of expense
(2) Result of acquisitions and foreign currency effects

Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended
	Apr. 02, 2011	Apr. 03, 2010
IncomeStatement
Net sales	$ 790,273	$ 707,013
Cost of goods sold	541,214	493,311
Gross profit	249,059	213,702
Selling, general and administrative	144,760	132,890
Research and development	18,122	17,211
Operating income	86,177	63,601
Other (income) expense:
Equity (income) losses of unconsolidated subsidiaries	(235)	(84)
Net interest expense	9,325	9,527
Income from continuing operations before income taxes and noncontrolling interest	77,087	54,158
Provision for income taxes	25,053	18,129
Income from continuing operations	52,034	36,029
Loss on disposal of discontinued operations, net of tax		524
Net income before noncontrolling interest	52,034	36,553
Noncontrolling interest	$ 1,493	$ 1,232
Basic earnings per common share
Continuing operations	$ 0.52	$ 0.35
Discontinued operations		$ 0.01
Basic earnings per common share	$ 0.52	$ 0.36
Diluted
Continuing operations	$ 0.51	$ 0.35
Discontinued operations		$ 0.01
Diluted earnings per common share	$ 0.51	$ 0.36
Weighted average common shares outstanding
Basic	98,098	98,030
Diluted	99,670	99,568
Cash dividends declared per common share	$ 0.2	$ 0.19

Condensed Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Apr. 02, 2011	Apr. 03, 2010	Dec. 31, 2008	Dec. 31, 2007
Current Assets
Cash and cash equivalents	$ 46,056	$ 33,396	$ 57,134	$ 46,783	$ 39,344	$ 70,795
Accounts and notes receivable, net	516,905	455,090	625,856	550,830
Inventories	405,356	360,627	411,767	363,667
Deferred tax assets	56,349	49,609	56,370	49,665
Prepaid expense and other assets	44,631	47,576	57,950	43,580
Total current assets	1,069,297	946,298	1,209,077	1,054,525
Property, plant and equipment, net	329,435	333,688	338,610	330,201
Goodwill	2,066,044	2,088,797	2,097,428	2,067,836
Intangibles, net	453,570	486,407	461,244	472,398
Other	55,187	56,144	56,328	56,224
Total other assets	2,574,801	2,631,348	2,615,000	2,596,458
Total assets	3,973,533	3,911,334	4,162,687	3,981,184
Current liabilities
Short-term borrowings	4,933	2,205	6,093	3,731
Current maturities of long-term debt	18	81	13	51
Accounts payable	262,357	207,661	256,492	229,502
Employee compensation and benefits	107,995	74,254	84,043	77,496
Current pension and post-retirement benefits	8,733	8,948	8,733	8,948
Accrued product claims and warranties	42,295	34,288	43,418	37,803
Income taxes	5,964	5,659	20,492	8,571
Accrued rebates and sales incentives	33,559	27,554	29,546	24,653
Other current liabilities	80,942	85,629	97,531	86,763
Total current liabilities	546,796	446,279	546,361	477,518
Other liabilities
Long-term debt	702,521	803,351	802,321	862,351
Pension and other retirement compensation	209,859	234,948	216,592	231,733
Post-retirement medical and other benefits	30,325	31,790	29,459	30,630
Long-term income taxes payable	23,507	26,936	23,548	25,720
Deferred tax liabilities	169,198	146,630	175,877	145,777
Other non-current liabilities	86,295	95,060	86,085	95,399
Total liabilities	1,768,501	1,784,994	1,880,243	1,869,128
Commitments and contingencies
Shareholders' equity
Common shares par value $0.16 2/3; 98,409,192 and 98,655,506 shares issued and outstanding, respectively	16,401	16,442	16,403	16,441
Additional paid-in capital	474,489	472,807	476,930	475,135
Retained earnings	1,624,605	1,502,242	1,655,302	1,518,726
Accumulated other comprehensive income (loss) net of Tax	(22,342)	20,597	18,525	(11,801)
Noncontrolling interest	111,879	114,252	115,284	113,555
Total shareholders' equity	2,205,032	2,126,340	2,282,444	2,112,056	2,020,069	1,910,871
Total liabilities and shareholders' equity	$ 3,973,533	$ 3,911,334	$ 4,162,687	$ 3,981,184

Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Apr. 02, 2011	Dec. 31, 2010	Apr. 03, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Common Stock Par Or Stated Value Per Share	$ 0.166666667	$ 0.166666667
Common Stock Shares Outstanding	98,419,314	98,409,192	98,650,967	98,655,506

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2011	Apr. 03, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income before noncontrolling interest	$ 52,034	$ 36,553	$ 116,200	$ 231,167
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Loss on disposal of discontinued operations, net of tax		524	(19)	(21,846)
Equity (income) losses of unconsolidated subsidiaries	(235)	(84)	1,379	3,041
Depreciation	15,224	14,564	64,823	59,673
Amortization	6,401	6,746	40,657	27,608
Deferred income taxes	3,845	1,617	30,616	40,754
Stock compensation	5,725	6,802	17,324	20,572
Excess tax benefits from stock-based compensation	(557)	(980)	(1,746)	(1,617)
Loss on sale of assets	7	(147)	985	510
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	(101,505)	(99,054)	11,307	(18,247)
Inventories	(708)	(5,525)	66,684	(33,311)
Prepaid expenses and other current assets	(8,946)	2,826	16,202	(27,394)
Accounts payable	(11,992)	22,479	(13,822)	(1,973)
Employee compensation and benefits	(28,759)	1,694	(22,431)	(21,919)
Accrued product claims and warranties	883	3,647	(7,440)	(7,286)
Income taxes	14,506	3,446	1,972	(4,409)
Other current liabilities	8,248	(1,584)	(21,081)	8,987
Pension and post-retirement benefits	1,619	(426)	(39,607)	301
Other assets and liabilities	(3,970)	(2,363)	(2,141)	18,174
Net cash provided by (used for) continuing operations			259,900	212,612
Net cash provided by (used for) operating activities of discontinued operations			(1,531)	(8,397)
Net cash provided by (used for) operating activities	(48,180)	(10,313)	258,369	204,215
Investing activities
Capital expenditures	(13,268)	(12,059)	(54,137)	(53,089)
Proceeds from sale of property and equipment	42	127	1,208	4,741
Divestitures			1,567	37,907
Acquisitions, net of cash acquired	14,856	0		2,027
Other	58	292	(3,224)	(12)
Net cash provided by (used for) investing activities	(28,024)	(11,640)	(54,586)	(12,480)
Financing activities
Net short-term borrowings	1,160	1,526	2,205	(16,994)
Proceeds from long-term debt	249,366	200,000	580,000	715,000
Repayment of long-term debt	(150,000)	(141,025)	(730,304)	(805,016)
Debt issuance costs			(50)	(114)
Excess tax benefits from stock-based compensation	557	980	1,746	1,617
Stock issued to employees, net of shares withheld	(37)	(1,938)	8,247	5,590
Repurchases of common stock	(287)			(50,000)
Dividends paid	(19,844)	(18,837)	(70,927)	(67,284)
Net cash provided by (used for) financing activities	80,915	40,706	(209,083)	(217,201)
Effect of exchange rate changes on cash and cash equivalents	6,367	(5,366)	(648)	(5,985)
Change in cash and cash equivalents	11,078	13,387	(5,948)	(31,451)
Cash and cash equivalents beginning of period	46,056	33,396	39,344	70,795
Cash and cash equivalents end of period	$ 57,134	$ 46,783	$ 33,396	$ 39,344

Condensed Consolidated Statements of Changes in Shareholders Equity (USD $) In Thousands, except Share data	Common shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Subtotal Attributable To Parent [Member]	Noncontrolling interest	Comprehensive income attributable to Pentair, Inc.	Total
Common shares BB at Dec. 31, 2007	99,221,831
Total shareholders equity BB at Dec. 31, 2007	$ 16,537	$ 476,242	$ 1,296,226	$ 121,866	$ 1,910,871			$ 1,910,871
Consolidated Statements of Changes in Shareholders Equity
Net income			228,734		228,734		228,734	228,734
Change in cumulative translation adjustment				72,117	72,117		72,117	72,117
Adjustment in retirement liability, net of $42,793, $164 and ( $8159) tax, respectively				66,933	66,933		66,933	66,933
Changes in market value of derivative financial instruments, net of $758 and ( $357) tax				(9,431)	(9,431)		(9,431)	(9,431)
Comprehensive income							80,253
Cash dividends $0.20 and $0.19 per common share, respectively			(67,284)		(67,284)			(67,284)
Tax Benefit of stock compensation		2,247			2,247			2,247
Stock repurchase shares	(1,549,893)
Stock repurchase value	(258)	(49,742)			(50,000)			(50,000)
Exercise of stock options, net of 1,825 and 19,141 shares tendered for payment	322,574
Exercise of stock options, net of shares tendered for payment value	53	4,948			5,001			5,001
Issuance of restricted shares, net of cancellations shares	366,005
Issuance of restricted shares, net of cancellations value	61	388			449			449
Amortization of restricted shares		9,378			9,378			9,378
Shares surrendered by employees to pay taxes shares	(83,598)
Shares surrendered by employees to pay taxes value	(14)	(2,730)			(2,744)			(2,744)
Stock compensation		10,510			10,510			10,510
Common shares EB at Dec. 31, 2008	98,276,919
Total shareholders equity EB at Dec. 31, 2008	16,379	451,241	1,457,676	(26,615)	1,898,681	121,388		2,020,069
Consolidated Statements of Changes in Shareholders Equity
Net income			115,493		115,493	707	115,493	116,200
Change in cumulative translation adjustment				(43,371)	(43,371)	7,843	(43,371)	(35,528)
Adjustment in retirement liability, net of $42,793, $164 and ( $8159) tax, respectively				(256)	(256)		(256)	(256)
Changes in market value of derivative financial instruments, net of $758 and ( $357) tax				3,585	3,585		3,585	3,585
Comprehensive income							162,705
Cash dividends $0.20 and $0.19 per common share, respectively			(70,927)		(70,927)			(70,927)
Tax Benefit of stock compensation		1,025			1,025			1,025
Exercise of stock options, net of 1,825 and 19,141 shares tendered for payment	433,533
Exercise of stock options, net of shares tendered for payment value	72	7,639			7,711			7,711
Issuance of restricted shares, net of cancellations shares	24,531
Issuance of restricted shares, net of cancellations value	4	516			520			520
Amortization of restricted shares		7,190			7,190			7,190
Shares surrendered by employees to pay taxes shares	(79,477)
Shares surrendered by employees to pay taxes value	(13)	(1,867)			(1,880)			(1,880)
Stock compensation		7,063			7,063			7,063
Common shares EB at Dec. 31, 2009	98,655,506
Total shareholders equity EB at Dec. 31, 2009	16,442	472,807	1,502,242	20,597	2,012,088	114,252		2,126,340
Consolidated Statements of Changes in Shareholders Equity
Net income			35,321		35,321		35,321
Net income						1,232		36,553
Change in cumulative translation adjustment				(31,827)	(31,827)	(1,929)	(31,827)	(33,756)
Changes in market value of derivative financial instruments, net of $758 and ( $357) tax				(571)	(571)		(571)	(571)
Comprehensive income							2,923
Cash dividends $0.20 and $0.19 per common share, respectively			(18,837)		(18,837)			(18,837)
Exercise of stock options, net of 1,825 and 19,141 shares tendered for payment	107,672
Exercise of stock options, net of shares tendered for payment value	18	1,523			1,541			1,541
Issuance of restricted shares, net of cancellations shares	6,648
Issuance of restricted shares, net of cancellations value	1	508			509			509
Amortization of restricted shares		1,171			1,171			1,171
Shares surrendered by employees to pay taxes shares	(118,859)
Shares surrendered by employees to pay taxes value	(20)	(3,970)			(3,990)			(3,990)
Stock compensation		3,096			3,096			3,096
Common shares EB at Apr. 03, 2010	98,650,967
Total shareholders equity EB at Apr. 03, 2010	16,441	475,135	1,518,726	(11,801)	1,998,501	113,555		2,112,056
Common shares BB at Dec. 31, 2009	98,655,506
Total shareholders equity BB at Dec. 31, 2009	16,442	472,807	1,502,242	20,597	2,012,088	114,252		2,126,340
Consolidated Statements of Changes in Shareholders Equity
Net income			197,828		197,828	4,493	197,828	202,321
Change in cumulative translation adjustment				30,487	30,487	2,219	30,487	32,706
Adjustment in retirement liability, net of $42,793, $164 and ( $8159) tax, respectively				12,762	12,762		12,762	12,762
Changes in market value of derivative financial instruments, net of $758 and ( $357) tax				310	310		310	310
Comprehensive income							154,889
Cash dividends $0.20 and $0.19 per common share, respectively			(75,465)		(75,465)			(75,465)
Tax Benefit of stock compensation		2,171			2,171			2,171
Stock repurchase shares	(726,777)
Stock repurchase value	(121)	(24,591)			(24,712)			(24,712)
Exercise of stock options, net of 1,825 and 19,141 shares tendered for payment	651,331
Exercise of stock options, net of shares tendered for payment value	109	14,817			14,926			14,926
Issuance of restricted shares, net of cancellations shares	(4,122)
Issuance of restricted shares, net of cancellations value	(1)	707			706			706
Amortization of restricted shares		3,538			3,538			3,538
Shares surrendered by employees to pay taxes shares	(166,746)
Shares surrendered by employees to pay taxes value	(28)	(5,663)			(5,691)			(5,691)
Stock compensation		10,703			10,703			10,703
Common shares EB at Dec. 31, 2010	98,409,192
Total shareholders equity EB at Dec. 31, 2010	16,401	474,489	1,624,605	(22,342)	2,093,153	111,879		2,205,032
Consolidated Statements of Changes in Shareholders Equity
Net income			50,541		50,541
Net income							50,541	52,034
Change in cumulative translation adjustment				39,410	39,410	1,912	39,410	41,322
Changes in market value of derivative financial instruments, net of $758 and ( $357) tax				1,457	1,457		1,457	1,457
Comprehensive income							91,408
Cash dividends $0.20 and $0.19 per common share, respectively			(19,844)		(19,844)			(19,844)
Stock repurchase shares	(7,826)
Stock repurchase value	(1)	(286)						(287)
Exercise of stock options, net of 1,825 and 19,141 shares tendered for payment	48,587
Exercise of stock options, net of shares tendered for payment value	8	1,112			1,120			1,120
Issuance of restricted shares, net of cancellations shares	37,638
Issuance of restricted shares, net of cancellations value	6	1,367			1,373			1,373
Amortization of restricted shares		330			330			330
Shares surrendered by employees to pay taxes shares	(68,277)
Shares surrendered by employees to pay taxes value	(11)	(2,520)			(2,531)			(2,531)
Stock compensation		2,438			2,438			2,438
Common shares EB at Apr. 02, 2011	98,419,314
Total shareholders equity EB at Apr. 02, 2011	$ 16,403	$ 476,930	$ 1,655,302	$ 18,525	$ 2,167,160	$ 115,284		$ 2,282,444

Condensed Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) (USD $) In Thousands, except Share data	3 Months Ended
	Apr. 02, 2011	Apr. 03, 2010
Common shares
Consolidated Statements of Changes in Shareholders Equity
Exercise of stock options, net of 1,825 and 19,141 shares respectively, tendered for payment	1,825	19,141
Retained earnings
Consolidated Statements of Changes in Shareholders Equity
Cash dividends $0.20 and $0.19 per common share, respectively	$ 0.2	$ 0.19
Accumlated other comprehensive income (loss)
Consolidated Statements of Changes in Shareholders Equity
Changes in market value of derivative financial instruments net of $758 and ( $357) tax, respetively	$ 758	$ (357)

Basis of Presentation and Responsibility for Interim Financial Statements	3 Months Ended
Apr. 02, 2011
[BasisOfPresentationAndResponsibilityForInterimFinancialStatementsAbstract]
Basis of Presentationand Responsibility for Interim Financial Statements Text Block

1.       Basis of Presentation and Responsibility for Interim Financial Statements

We prepared the unaudited condensed consolidated financial statements following the requirements of the Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by accounting principles generally accepted in the United States can be condensed or omitted.

We are responsible for the unaudited financial statements included in this document. The financial statements include all normal recurring adjustments that are considered necessary for the fair presentation of our financial position and operating results. As these are condensed financial statements, one should also read our consolidated financial statements and notes thereto, which are included in our 2010 Annual Report on Form 10-K for the year ended December 31, 2010.

Revenues, expenses, cash flows, assets and liabilities can and do vary during each quarter of the year. Therefore, the results and trends in these interim financial statements may not be indicative of those for a full year.

Our fiscal year ends on December 31. We report our interim quarterly periods on a 13-week basis ending on a Saturday.

In connection with preparing the unaudited condensed consolidated financial statements for the three months ended April 2, 2011, we have evaluated subsequent events for potential recognition and disclosure through the date of this filing.

New Accounting Standards	3 Months Ended
Apr. 02, 2011
[NewAccountingStandardsAbstract]
New Accounting Standards Text Block

2.       New Accounting Standards

There were no new accounting pronouncements issued or effective during the first three months of 2011 which have had or are expected to have a material impact on the Consolidated Financial Statements

Stock Based Compensation	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Stock Based Compensation [Abstract]
Stock-based Compensation

3.       Stock-based Compensation

Total stock-based compensation expense was  $5.7 million and  $6.8 million for the first quarter of 2011 and 2010, respectively.

During the first quarter of 2011, restricted shares and restricted stock units of our common stock were granted under the 2008 Omnibus Stock Incentive Plan to eligible employees with a vesting period of three to four years after issuance. Restricted share awards and restricted stock units are valued at market value on the date of grant and are typically expensed over the vesting period. Total compensation expense for restricted share awards and restricted stock units during the first quarter of 2011 and 2010 was  $3.3 million and  $3.7 million, respectively.

During the first quarter of 2011, option awards were granted under the 2008 Omnibus Stock Incentive Plan with an exercise price equal to the market price of our common stock on the date of grant. Option awards are typically expensed over the vesting period. Total compensation expense for stock option awards was  $2.4 million and  $3.1 million for the first quarter of 2011 and 2010, respectively.

We estimated the fair value of each stock option award on the date of grant using a Black-Scholes option pricing model, modified for dividends and using the following assumptions:

	April 2,	April 3,
	2011	2010
Expected stock price volatility	35.5%	35.0%
Expected life	5.5 yrs	5.5 yrs
Risk-free interest rate	1.49%	2.47%
Dividend yield	2.33%	2.30%

The weighted-average fair value of options granted during the first quarter of 2011 and 2010 was  $8.04 and  $7.84 per share, respectively.

These estimates require us to make assumptions based on historical results, observance of trends in our stock price, changes in option exercise behavior, future expectations and other relevant factors. If other assumptions had been used, stock-based compensation expense, as calculated and recorded under the accounting guidance could have been affected.

We based the expected life assumption on historical experience as well as the terms and vesting periods of the options granted. For purposes of determining expected stock price volatility, we considered a rolling average of historical volatility measured over a period approximately equal to the expected option term. The risk-free interest rate for periods that coincide with the expected life of the options is based on the U.S. Treasury Department yield curve in effect at the time of grant.

14.       Stock Plans

Total stock-based compensation expense in 2010, 2009 and 2008 was  $21.5 million,  $17.3 million and  $20.6 million, respectively.

Omnibus stock incentive plans

In May 2008, the 2008 Omnibus Stock Incentive Plan as Amended and Restated (the “2008 Plan” or the “Plan”) was approved by shareholders. The 2008 Plan authorizes the issuance of additional shares of our common stock and extends through February 2018. The 2008 Plan allows for the granting of:

•       nonqualified stock options;

•       incentive stock options;

•       restricted shares;

•       restricted stock units;

•       dividend equivalent units;

•       stock appreciation rights;

•       performance shares;

•       performance units; and

•       other stock based awards.

The Plan is administered by our Compensation Committee (the “Committee”), which is made up of independent members of our Board of Directors. Employees eligible to receive awards under the Plan are managerial, administrative or other key employees who are in a position to make a material contribution to the continued profitable growth and long-term success of Pentair. The Committee has the authority to select the recipients of awards, determine the type and size of awards, establish certain terms and conditions of award grants and take certain other actions as permitted under the Plan. The Plan restricts the Committee's authority to reprice awards or to cancel and reissue awards at lower prices.

The Omnibus Stock Incentive Plan approved by the shareholders in 2004 (the “2004 Plan”) expired upon approval of the 2008 Plan by shareholders. Prior grants made under the 2004 Plan and earlier stock incentive plans remained outstanding on the terms in effect at the time of grant.

Non-qualified and incentive stock options

Under the Plan, we may grant stock options to any eligible employee with an exercise price equal to the market value of the shares on the dates the options were granted. Options generally vest over a three-year period commencing on the grant date and expire ten years after the grant date. Prior to 2006, option grants typically had a reload feature when shares are retired to pay the exercise price, allowing individuals to receive additional options upon exercise equal to the number of shares retired. Option awards granted after 2005 under the 2004 Plan and under the 2008 Plan do not have a reload feature attached to the option. Annual expense for the fair value of stock options was  $10.7 million in 2010,  $7.1 million in 2009 and  $10.5 million in 2008.

Restricted shares and restricted stock units

Under the Plan, eligible employees are awarded restricted shares or restricted stock units (awards) of our common stock. Share awards generally vest from two to five years after issuance, subject to continuous employment and certain other conditions. Restricted share awards are valued at market value on the date of grant and are expensed over the vesting period. Annual expense for the fair value of restricted shares and restricted stock units was  $10.8 million in 2010,  $10.2 million in 2009 and  $10.1 million in 2008.

Stock appreciation rights, performance shares and performance units

Under the Plan, the Committee is permitted to issue these awards; however, there have been no issuances of these awards.

Outside directors nonqualified stock option plan

Nonqualified stock options were granted to outside directors under the Outside Directors Nonqualified Stock Option Plan (the “Directors Plan”) with an exercise price equal to the market value of the shares on the option grant dates. Options generally vest over a three-year period commencing on the grant date and expire ten years after the grant date. The Directors Plan expired in January 2008. Prior grants remain outstanding on the terms in effect at the time of grant.

Non-employee Directors are also eligible to receive awards under the 2008 Plan. Director awards are made by our Governance Committee, which is made up of independent members of our Board of Directors.

Stock options

The following table summarizes stock option activity under all plans:

			Weighted Average
		Weighted Average	Remaining	Aggregate
Options Outstanding	Shares	Exercise Price	Contractual Life	Intrinsic Value
Balance January 1, 2010	7,962,519	$30.70
Granted	1,478,660	33.54
Exercised	(678,627)	23.32
Forfeited	(112,528)	28.38
Expired	(682,608)	37.08
Balance December 31, 2010	7,967,416	$31.34	6.0	$46,776,147
Options exercisable as of December 31, 2010	5,313,225	$31.80	4.6	$30,599,073
Options expected to vest as of December 31, 2010	2,608,273	$30.42	8.3	$16,177,074
Shares available for grant as of December 31, 2010	5,773,901

The weighted-average grant date fair value of options granted in 2010, 2009 and 2008 was estimated to be  $9.47,  $5.09 and  $7.41 per share, respectively. The total intrinsic value of options that were exercised during 2010, 2009 and 2008 was  $7.4 million,  $5.2 million and  $6.3 million, respectively. At December 31, 2010, the total unrecognized compensation cost related to stock options was  $6.5 million. This cost is expected to be recognized over a weighted average period of 1.5 years.

We estimated the fair values using the Black-Scholes option-pricing model, modified for dividends and using the following assumptions:

	2010	2009	2008
Risk-free interest rate	2.45%	1.77%	2.78%
Expected dividend yield	2.30%	3.20%	2.12%
Expected stock price volatility	35.00%	32.50%	27.00%
Expected lives	5.5 yrs	5.2 yrs	4.8 yrs

Cash received from option exercises for the years ended December 31, 2010, 2009 and 2008 was  $14.9 million,  $8.2 million and  $5.6 million, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled  $2.8 million,  $1.9 million and  $2.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Restricted Share Awards
The following table summarizes restricted share award activity under all plans:

		Weighted Average
		Grant Date
Restricted Shares Outstanding	Shares	Fair Value
Balance January 1, 2010	1,278,054	$28.81
Granted	476,840	33.66
Vested	(376,219)	33.39
Forfeited	(69,272)	27.49
Balance December 31, 2010	1,309,403	$29.33

As of December 31, 2010, there was  $17.1 million of unrecognized compensation cost related to restricted share compensation arrangements granted under the 2004 Plan and the 2008 Plan. That cost is expected to be recognized over a weighted-average period of 2.3 years. The total fair value of shares vested during the years ended December 31, 2010, 2009 and 2008, was  $12.7 million,  $5.5 million and  $7.7 million, respectively. The actual tax benefit realized for the tax deductions from restricted share compensation arrangements totaled  $3.4 million,  $2.2 million and  $3.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Earnings Per Common Share	3 Months Ended
Apr. 02, 2011
[EarningsPerCommonShareAbstract]
Earnings Per Common Share Text Block
4. Earnings Per Common Share
Basic and diluted earnings per share was calculated using the following:
	Three months ended
	April 2,	April 3,
In thousands	2011	2010
Weighted average common shares outstanding — basic	98,098	98,030
Dilutive impact of stock options and restricted stock	1,572	1,538
Weighted average common shares outstanding — diluted	99,670	99,568

Stock options excluded from the calculation of diluted earnings per share because the exercise
price was greater than the average market price of the common shares	2,191	4,821

Restructuring	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Restructuring [Abstract]
Restructuring

5.       Restructuring

Restructuring accrual activity recorded on the Condensed Consolidated Balance Sheets is summarized as follows for the periods ended April 2, 2011, December 31, 2010 and April 3, 2010:

	April 2,	December 31,	April 3,
In thousands	2011	2010	2010
Beginning balance	$3,994	$14,509	$14,509
Cash payments and other	(866)	(10,515)	(5,286)
Ending balance	$3,128	$3,994	$9,223

4.       Restructuring

During 2009 and 2008, we announced and initiated certain business restructuring initiatives aimed at reducing our fixed cost structure and rationalizing our manufacturing footprint. These initiatives included the announcement of the closure of certain manufacturing facilities as well as the reduction in hourly and salaried headcount of approximately 800 and 1700 employees in 2009 and 2008, respectively, which included 350 and 1,300 in the Water Group and 450 and 400 in the Technical Products Group. These actions were generally completed by the end of 2009.

Restructuring related costs included in Selling, general and administrative expenses on the Consolidated Statements of Income include costs for severance and related benefits, asset impairment charges and other restructuring costs as follows:

	Years Ended December 31
In thousands	2009	2008
Severance and related costs	$11,160	$34,615
Asset impairment	4,050	5,282
Contract termination costs	2,030	5,309
Total restructuring costs	$17,240	$45,206

Total restructuring costs related to the Water Group and the Technical Products Group were  $7.7 million and  $9.5 million, respectively, for year ended December 31, 2009. Total restructuring costs related to the Water Group and the Technical Products Group were  $36.3 million and  $8.9 million, respectively, for year ended December 31, 2008.

Restructuring accrual activity recorded on the Consolidated Balance Sheets is summarized as follows:

	Years Ended December 31
In thousands	2010	2009
Beginning balance	$14,509	$34,174
Costs incurred	—	13,190
Cash payments and other	(10,515)	(32,855)
Ending balance	$3,994	$14,509

Acquisitions	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
[AcquisitionsAbstract]
Acquisitions Text Block

6.       Acquisitions

On January 31, 2011 we acquired as part of our Water Group all of the outstanding shares of capital stock of Hidro Filtros do Brasil (“Hidro Filtros”) for  $17.0 million. The Hidro Filtros results of operations have been included in our consolidated financial statements since the date of acquisition. Hidro Filtros is a leading manufacturer of water filters and filtering elements for residential and industrial applications operating in Brazil and neighboring countries. Goodwill recorded as part of the purchase price allocation was  $10.1 million, none of which is tax deductible. Identified intangible assets acquired as part of the acquisition were  $6.3 million including definite-lived intangibles, primarily customer relationships, of  $5.5 million with an estimated life of 13 years. The proforma impact of this acquisition was deemed to be not material.

On April 2, 2011, we entered into a definitive agreement to acquire as part of our Water Group the Clean Process Technologies (“CPT”) division, from privately held Norit Holding, B.V. The purchase price is €503 million (approximately  $700 million based on the exchange rate on such date), plus an amount, which we expect to be minimal, equal to third party debt of CPT at closing less cash of CPT available to pay off such bank debt. We intend to fund the CPT acquisition with a combination of cash, funds available under our revolving credit facility and new debt.

CPT is a global leader in membrane solutions and clean process technologies in the high growth water and beverage filtration and separation segments. Supported by more than a century of innovation and expertise and backed by its own proprietary technology, CPT provides sustainable purification systems and solutions for desalination, water reuse, industrial applications and beverage segments that effectively address the increasing challenges of clean water scarcity, rising energy costs and pollution. CPT's product offerings include innovative ultrafiltration and nanofiltration membrane technologies, aseptic valves, CO2 recovery and control systems and specialty pumping equipment. Based in the Netherlands, CPT has broad sales diversity with the majority of 2010 revenues generated in European Union countries and Asia-Pacific.

The CPT acquisition is expected to close in the second quarter of 2011, subject to satisfaction of customary conditions and applicable regulatory approval.

2.       Acquisitions

On June 28, 2008, we entered into a transaction with GE Water & Process Technologies (a unit of General Electric Company) (“GE”) that was accounted for as an acquisition of an 80.1 percent ownership interest in GE's global water softener and residential water filtration business in exchange for a 19.9 percent interest in our global water softener and residential water filtration business. The acquisition was effected through the formation of two new entities (collectively, “Pentair Residential Filtration” or “PRF”), a U.S. entity and an international entity, into which we and GE contributed certain assets, properties, liabilities and operations representing our respective global water softener and residential water filtration businesses. We are an 80.1 percent owner of PRF and GE is a 19.9 percent owner. The fair value of the acquisition was  $229.2 million, which includes approximately  $3.3 million of acquisition related costs. The acquisition and related sale of our 19.9 percent interest resulted in a gain of  $109.6 million ( $85.8 million after tax), representing the difference between the carrying amount and the fair value of the 19.9 percent interest sold.

With the formation of Pentair Residential Filtration, we believe we are better positioned to serve residential customers with industry-leading technical applications in the areas of water conditioning, whole-house filtration, point of use water management and water sustainability and expect to accelerate revenue growth by selling GE's existing residential conditioning products through our sales channels.

The fair value of the 80.1 percent interest in the global water softener and residential water filtration business of GE acquired was determined using both an income approach and a market approach. The income approach utilizes a discounted cash flow analysis based on certain key assumptions including a discount rate based on a computed weighted average cost of capital and expected long-term revenue and expense growth rates. The market approach indicates the fair value of a business based on a comparison of the business to guideline publicly traded companies and transactions in its industry.

The fair value of the business acquired was allocated to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value acquired over the identifiable assets acquired and liabilities assumed is reflected as goodwill. Goodwill recorded as part of the purchase price allocation was approximately  $137.9 million, none of which is tax deductible. Identifiable intangible assets acquired as part of the acquisition were  $66.5 million, including definite-lived intangibles, such as customer relationships, proprietary technology and trade names with a weighted average amortization period of approximately 15 years.

The following pro forma consolidated condensed financial results of operations for the year ended December 31, 2008 is presented as if the acquisition had been completed at the beginning of the period presented:

In thousands, except share and per-share data
Pro forma net sales from continuing operations	$3,406,449
Pro forma net income from continuing operations	256,363
Pro forma net income	228,734
Pro forma earnings per common share - continuing operations
Basic	$2.62
Diluted	$2.59

Weighted average common shares outstanding
Basic	97,887
Diluted	99,068

These pro forma consolidated condensed financial results have been prepared for comparative purposes only and include certain adjustments. The adjustments do not reflect the effect of synergies that would have been expected to result from the integration of this acquisition. The pro forma information does not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, or of future results of the consolidated entities.

Inventories	3 Months Ended
Apr. 02, 2011
[InventoriesAbsract]
Inventories Text Block
7. Inventories
Inventories were comprised of:
	April 2,	December 31,	April 3,
In thousands	2011	2010	2010
Raw materials and supplies	$217,855	$223,482	$198,737
Work-in-process	45,553	37,748	39,985
Finished goods	148,359	144,126	124,945
Total inventories	$411,767	$405,356	$363,667

Goodwill and Other Identifiable Intangible Assets	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
[GoodwillAndOtherIdentifiableIntangibleAssetsAbstract]
Goodwill and Intangible assets

8.        Goodwill and Other Identifiable Intangible Assets

The changes in the carrying amount of goodwill for the three months ended April 2, 2011 and April 3, 2010 by segment were as follows:

In thousands	December 31, 2010	Acquisitions/ Divestitures	Foreign Currency Translation/Other	April 2, 2011
Water Group	$1,784,100	$10,078	$17,589	$1,811,767
Technical Products Group	281,944	—	3,717	285,661
Consolidated Total	$2,066,044	$10,078	$21,306	$2,097,428

In thousands	December 31, 2009	Acquisitions/ Divestitures	Foreign Currency Translation/Other	April 3, 2010
Water Group	$1,802,913	$—	$(17,388)	$1,785,525
Technical Products Group	285,884	—	(3,573)	282,311
Consolidated Total	$2,088,797	$—	$(20,961)	$2,067,836

The detail of acquired intangible assets consisted of the following:
	April 2, 2011			December 31, 2010			April 3, 2010
	Gross			Gross			Gross
	carrying	Accumulated		carrying	Accumulated		carrying	Accumulated
In thousands	amount	amortization	Net	amount	amortization	Net	amount	amortization	Net
Finite-life intangibles
Patents	$15,476	$(13,003)	$2,473	$15,469	$(12,695)	$2,774	$15,455	$(11,796)	$3,659
Proprietary technology	74,169	(31,110)	43,059	74,176	(29,862)	44,314	72,965	(25,255)	47,710
Customer relationships	292,920	(88,830)	204,090	282,479	(82,901)	199,578	283,577	(69,910)	213,667
Trade names	1,557	(430)	1,127	1,532	(383)	1,149	1,537	(269)	1,268
Total finite-life intangibles	$384,122	$(133,373)	$250,749	$373,656	$(125,841)	$247,815	$373,534	$(107,230)	$266,304
Indefinite-life intangibles
Trade names	210,495	—	210,495	205,755	—	205,755	206,094	—	206,094
Total intangibles, net	$594,617	$(133,373)	$461,244	$579,411	$(125,841)	$453,570	$579,628	$(107,230)	$472,398

Intangible asset amortization expense was approximately  $6.4 million and  $5.5 million for the three months ended April 2, 2011 and April 3, 2010, respectively.

The estimated future amortization expense for identifiable intangible assets during the remainder of 2011 and the next five years is as follows:

In thousands	Q2-Q4 2011	2012	2013	2014	2015	2016
Estimated amortization expense	$19,193	$24,849	$24,376	$24,052	$23,753	$23,636

5.        Goodwill and Other Identifiable Intangible Assets

The changes in the carrying amount of goodwill for the year ended December 31, 2010 and December 31, 2009 by segment were as follows:

In thousands	December 31, 2009	Acquisitions/ Divestitures	Foreign Currency Translation/Other	December 31, 2010
Water Group	$1,802,913	$—	$(18,813)	$1,784,100
Technical Products Group	285,884	—	(3,940)	281,944
Consolidated Total	$2,088,797	$—	$(22,753)	$2,066,044

In thousands	December 31, 2008	Acquisitions/ Divestitures	Foreign Currency Translation/Other	December 31, 2009
Water Group	$1,818,470	$895	$(16,452)	$1,802,913
Technical Products Group	283,381	—	2,503	285,884
Consolidated Total	$2,101,851	$895	$(13,949)	$2,088,797

Included in “Foreign Currency Translation/Other” in 2009 is the effect of an immaterial error corrected in 2009 related to the previous accounting treatment for certain acquisitions. The correction resulted in a decrease in goodwill and a decrease of deferred tax liabilities of  $28.5 million ( $27.5 million in the Water Group and  $1.0 million in the Technical Products Group).

The detail of acquired intangible assets consisted of the following:
	2010			2009
	Gross			Gross
	carrying	Accumulated		carrying	Accumulated
In thousands	amount	amortization	Net	amount	amortization	Net
Finite-life intangibles
Patents	$15,469	$(12,695)	$2,774	$15,458	$(11,502)	$3,956
Non-compete agreements	—	—	—	4,522	(4,522)	—
Proprietary technology	74,176	(29,862)	44,314	73,244	(23,855)	49,389
Customer relationships	282,479	(82,901)	199,578	288,122	(66,091)	222,031
Trade names	1,532	(383)	1,149	1,562	(235)	1,327
Total finite-life intangibles	$373,656	$(125,841)	$247,815	$382,908	$(106,205)	$276,703
Indefinite-life intangibles
Trade names	205,755	—	205,755	209,704	—	209,704
Total intangibles, net	$579,411	$(125,841)	$453,570	$592,612	$(106,205)	$486,407

Intangible asset amortization expense in 2010, 2009 and 2008 was approximately  $24.5 million,  $27.3 million and  $24.0 million, respectively.

In 2009 we recorded an impairment charge to write down trade name intangible assets of  $11.3 million in the Water Group. Additionally, in 2008 we recorded an impairment charge to write-off a trade name intangible asset of  $1.0 million in the Technical Products Group.

The estimated future amortization expense for identifiable intangible assets during the next five years is as follows:

In thousands	2011	2012	2013	2014	2015
Estimated amortization expense	$25,140	$24,405	$23,956	$23,631	$23,333

Debt	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
[DebtDisclosureAbstract]
Debt
9. Debt
Debt and the average interest rates on debt outstanding are summarized as follows:
	Average
	interest rate	Maturity	April 2,	December 31,	April 3,
In thousands	April 2, 2011	(Year)	2011	2010	2010
Revolving credit facilities	0.88%	2012	$197,300	$97,500	$257,300
Private placement - fixed rate	5.65%	2013-2017	400,000	400,000	400,000
Private placement - floating rate	0.86%	2012-2013	205,000	205,000	205,000
Other	3.01%	2011-2016	6,127	4,972	3,833
Total debt, including current portion per balance sheet			808,427	707,472	866,133
Less: Current maturities			(13)	(18)	(51)
Short-term borrowings			(6,093)	(4,933)	(3,731)
Long-term debt			$802,321	$702,521	$862,351

The fair value of total debt excluding the deferred gain on interest rate swaps, was  $838.9 million,  $745.9 million and  $872.4 million as of April 2, 2011, December 31, 2010 and April 3, 2010, respectively.

We have a multi-currency revolving Credit Facility (“Credit Facility”). The Credit Facility creates an unsecured, committed revolving credit facility of up to  $800 million, with multi-currency sub facilities to support investments outside the U.S. The Credit Facility expires on June 4, 2012. Borrowings under the Credit Facility bear interest at the rate of LIBOR plus 0.625%. Interest rates and fees on the Credit Facility vary based on our credit ratings.

We are authorized to sell short-term commercial paper notes to the extent availability exists under the Credit Facility. We use the Credit Facility as back-up liquidity to support 100% of commercial paper outstanding. Our use of commercial paper as a funding vehicle depends upon the relative interest rates for our commercial paper compared to the cost of borrowing under our Credit Facility.

Total availability under our existing Credit Facility was  $602.7 million as of April 2, 2011, which was not limited by any of the credit agreement's financial covenants as of that date.

In addition to the Credit Facility, we have  $40.0 million of uncommitted credit facilities, under which we had  $6.0 million of borrowings as of April 2, 2011.

Our debt agreements contain certain financial covenants, the most restrictive of which is a leverage ratio (total consolidated indebtedness, as defined, over consolidated earnings before interest, taxes, depreciation and amortization (”EBITDA”), as defined) that may not exceed 3.5 to 1.0. We were in compliance with all financial covenants in our debt agreements as of April 2, 2011.

Debt outstanding at April 2, 2011 matures on a calendar year basis as follows:

In thousands	Q2 -Q4 2011	2012	2013	2014	2015	2016	Thereafter	Total
Contractual debt
obligation maturities	$6,106	$302,317	$200,003	$1	$—	$—	$300,000	$808,427

9. Debt
Debt and the average interest rates on debt outstanding are summarized as follows:
	Average
	interest rate	Maturity	December 31,	December 31,
In thousands	December 31, 2010	(Year)	2010	2009
Revolving credit facilities	0.89%	2012	$97,500	$198,300
Private placement - fixed rate	5.65%	2013-2017	400,000	400,000
Private placement - floating rate	0.84%	2012-2013	205,000	205,000
Other	4.36%	2012-2016	4,972	2,337
Total debt, including current portion per balance sheet			707,472	805,637
Less: Current maturities			(18)	(81)
Short-term borrowings			(4,933)	(2,205)
Long-term debt			$702,521	$803,351

We have a multi-currency revolving Credit Facility (“Credit Facility”). The Credit Facility creates an unsecured, committed revolving credit facility of up to  $800 million, with multi-currency sub facilities to support investments outside the U.S. The Credit Facility expires on June 4, 2012. Borrowings under the Credit Facility bear interest at the rate of LIBOR plus 0.625%. Interest rates and fees on the Credit Facility vary based on our credit ratings.

We are authorized to sell short-term commercial paper notes to the extent availability exists under the Credit Facility. We use the Credit Facility as back-up liquidity to support 100% of commercial paper outstanding. Our use of commercial paper as a funding vehicle depends upon the relative interest rates for our paper compared to the cost of borrowing under our Credit Facility. As of December 31, 2010 and December 31, 2009 we had no outstanding commercial paper.

Total availability under our existing Credit Facility was  $702.5 million as of December 31, 2010, which was not limited by any of the credit agreement's financial covenants as of that date.

In addition to the Credit Facility, we have  $40.0 million of uncommitted credit facilities, under which we had  $4.8 million of borrowings as of December 31, 2010.

Our debt agreements contain certain financial covenants, the most restrictive of which is a leverage ratio (total consolidated indebtedness, as defined, over consolidated EBITDA, as defined) that may not exceed 3.5 to 1.0. We were in compliance with all financial covenants in our debt agreements as of December 31, 2010.

On July 8, 2008, we commenced a cash tender offer for all of our outstanding  $250 million aggregate principal of 7.85% Senior Notes due 2009 (the “Notes”). Upon expiration of the tender offer on August 4, 2008, we purchased  $116.1 million aggregate principal amount of the Notes. As a result of this transaction, we recognized a loss of  $4.6 million on early extinguishment of debt in 2008. The loss included the write off of  $0.1 million in unamortized deferred financing fees in addition to recognition of  $0.6 million in previously unrecognized swap gains and cash paid of  $5.1 million related to the tender premium and other costs associated with the purchase.

On March 16, 2009, we announced the redemption of all of our remaining outstanding  $133.9 million aggregate principal of Notes. The Notes were redeemed on April 15, 2009 at a redemption price of  $1,035.88 per  $1,000 of principal outstanding plus accrued interest thereon. As a result of this transaction, we recognized a loss of  $4.8 million on early extinguishment of debt in the second quarter of 2009. The loss included the write off of  $0.1 million in unamortized deferred financing fees in addition to recognition of  $0.3 million in previously unrecognized swap gains and cash paid of  $5.0 million related to the redemption and other costs associated with the purchase.

Debt outstanding at December 31, 2010 matures on a calendar year basis as follows:

In thousands	2011	2012	2013	2014	2015	Thereafter	Total

Contractual debt obligation maturities	$4,951	$202,517	$200,003	$1	$—	$300,000	$707,472

Derivatives and Financial Instruments	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Derivatives and Financial Instruments [Abstract]
Derivatives and Financial Instruments

10.       Derivatives and Financial Instruments

Fair value measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation as of the measurement date:

Level 1:       Valuation is based on observable inputs such as quoted market prices (unadjusted) for identical assets or liabilities in active markets.

Level 2:       Valuation is based on inputs such as quoted market prices for similar assets or liabilities in active markets or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3:       Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

In making fair value measurements, observable market data must be used when available. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Cash-flow Hedges

In August 2007, we entered into a  $105 million interest rate swap agreement with a major financial institution to exchange variable rate interest payment obligations for a fixed rate obligation without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the swap was August 30, 2007. The swap agreement has a fixed interest rate of 4.89% and expires in May 2012. The fixed interest rate of 4.89% plus the .50% interest rate spread over LIBOR results in an effective fixed interest rate of 5.39%. The fair value of the swap was a liability of  $5.3 million,  $6.4 million and  $8.2 million at April 2, 2011, December 31, 2010 and April 3, 2010, respectively, and was recorded in Other non-current liabilities on the Condensed Consolidated Balance Sheets.

In September 2005, we entered into a  $100 million interest rate swap agreement with several major financial institutions to exchange variable rate interest payment obligations for fixed rate obligations without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the fixed rate swap was April 25, 2006. The swap agreement has a fixed interest rate of 4.68% and expires in July 2013. The fixed interest rate of 4.68% plus the .60% interest rate spread over LIBOR results in an effective fixed interest rate of 5.28%. The fair value of the swap was a liability of  $8.3 million,  $9.4 million and  $9.0 million at April 2, 2011, December 31, 2010 and April 3, 2010, respectively, and was recorded in Other non-current liabilities on the Condensed Consolidated Balance Sheets.

The variable to fixed interest rate swaps are designated as cash-flow hedges. The fair value of these swaps are recorded as assets or liabilities on the Condensed Consolidated Balance Sheets. Unrealized income/expense is included in Accumulated other comprehensive income (“OCI”) and realized income/expense and amounts due to/from swap counterparties, are recorded in Net interest expense in our Condensed Consolidated Statements of Income. We realized incremental expense resulting from the swaps of  $2.4 million and  $2.3 million for the three months ended April 2, 2011 and April 3, 2010, respectively.

The variable to fixed interest rate swaps are designated as and are effective as cash-flow hedges. The fair value of these swaps are recorded as assets or liabilities on the Condensed Consolidated Balance Sheets, with changes in their fair value included in OCI. Derivative gains and losses included in OCI are reclassified into earnings at the time the related interest expense is recognized or the settlement of the related commitment occurs.

Failure of one or more of our swap counterparties would result in the loss of any benefit to us of the swap agreement. In this case, we would continue to be obligated to pay the variable interest payments per the underlying debt agreements which are at variable interest rates of 3 month LIBOR plus .50% for  $105 million of debt and 3 month LIBOR plus .60% for  $100 million of debt. Additionally, failure of one or all of our swap counterparties would not eliminate our obligation to continue to make payments under our existing swap agreements if we continue to be in a net pay position.

Our interest rate swaps are carried at fair value measured on a recurring basis. Fair values are determined through the use of models that consider various assumptions, including time value, yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy defined by the accounting guidance.

In April 2011 as part of our planned debt issuance to fund the CPT acquisition, we have entered into interest rate swap contracts to hedge interest rates for a portion of the expected debt offering. The swaps have a notional amount of  $400 million, an average interest rate of 3.65% with an effective date of May 13, 2011.

Foreign currency contract

In March 2011, we entered into a foreign currency option contract to reduce our exposure to fluctuations in the euro related to our €503 million acquisition of CPT. The contract has a notional amount of €286.0 million, a strike price of 1.4375 and a maturity date of May 13, 2011. The fair value of the contract was an asset of  $2.8 million at April 2, 2011 and was recorded in Prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets.

We manage our economic and transaction exposure to certain market-based risks through the use of foreign currency derivative instruments. Our objective in holding derivatives is to reduce the volatility of net earnings and cash flows associated with changes in foreign currency exchange rates.

Fair value of financial information

Financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Fair Value
In thousands	April 2, 2011	(Level 1)	(Level 2)	(Level 3)
Cash-flow hedges	$13,540	$—	$13,540	$—
Foreign currency contract	2,817	—	2,817	—
Deferred compensation plan (1)	24,580	24,580	—	—

	Fair Value
In thousands	December 31, 2010	(Level 1)	(Level 2)	(Level 3)
Cash-flow hedges	$15,768	$—	$15,768	$—
Foreign currency contract	1,183	—	1,183	—
Deferred compensation plan (1)	24,126	24,126	—	—

	Fair Value
In thousands	April 3, 2010	(Level 1)	(Level 2)	(Level 3)
Cash-flow hedges	$17,270	$—	$17,270	$—
Deferred compensation plan (1)	23,229	23,229	—	—

(1)       Deferred compensation plan assets include mutual funds and cash equivalents for payment of certain non-qualified benefits for retired, terminated and active employees. The fair value of these assets was based on quoted market prices.

10.       Derivatives and Financial Instruments

Cash-flow Hedges

In August 2007, we entered into a  $105 million interest rate swap agreement with a major financial institution to exchange variable rate interest payment obligations for a fixed rate obligation without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the swap was August 30, 2007. The swap agreement has a fixed interest rate of 4.89% and expires in May 2012. The fixed interest rate of 4.89% plus the .50% interest rate spread over LIBOR results in an effective fixed interest rate of 5.39%. The fair value of the swap was a liability of  $6.4 million and  $8.1 million at December 31, 2010 and December 31, 2009, respectively and was recorded in AOCI on the Consolidated Balance Sheets.

In September 2005, we entered into a  $100 million interest rate swap agreement with several major financial institutions to exchange variable-rate interest payment obligations for fixed-rate obligations without the exchange of the underlying principal amounts in order to manage interest rate exposures. The effective date of the fixed-rate swap was April 25, 2006. The swap agreement has a fixed interest rate of 4.68% and expires in July 2013. The fixed interest rate of 4.68% plus the .60% interest rate spread over LIBOR results in an effective fixed interest rate of 5.28%. The fair value of the swap was a liability of  $9.4 million and  $8.3 million at December 31, 2010 and December 31, 2009, respectively and was recorded in AOCI on the Consolidated Balance Sheets.

The variable to fixed interest rate swaps are designated as cash-flow hedges. The fair value of these swaps are recorded as assets or liabilities on the Consolidated Balance Sheets. Unrealized income/expense is included in AOCI and realized income/expense and amounts due to/from swap counterparties, are included in earnings. We realized incremental interest expense resulting from the swaps of  $9.2 million and  $7.9 million at December 31, 2010 and December 31, 2009, respectively.

The variable to fixed interest rate swaps are designated as and are effective as cash-flow hedges. The fair value of these swaps are recorded as assets or liabilities on the Consolidated Balance Sheets, with changes in their fair value included in OCI. Derivative gains and losses included in OCI are reclassified into earnings at the time the related interest expense is recognized or the settlement of the related commitment occurs.

Failure of one or more of our swap counterparties would result in the loss of any benefit to us of the swap agreement. In this case, we would continue to be obligated to pay the variable interest payments per the underlying debt agreements which are at variable interest rates of 3 month LIBOR plus .50% for  $105 million of debt and 3 month LIBOR plus .60% for  $100 million of debt. Additionally, failure of one or all of our swap counterparties would not eliminate our obligation to continue to make payments under our existing swap agreements if we continue to be in a net pay position.

At December 31, 2010 and 2009, our interest rate swaps are carried at fair value measured on a recurring basis. Fair values are determined through the use of models that consider various assumptions, including time value, yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy.

Foreign currency hedges

At December 31, 2010 we had a euro to U.S. dollar contract that expired on January 7, 2011 with a notional amount of  $132.5 million. The fair value of the contract was an asset of  $1.2 million.

Fair value of financial instruments

The recorded amounts and estimated fair values of long-term debt, excluding the effects of derivative financial instruments and the recorded amounts and estimated fair value of those derivative financial instruments were as follows:

	2010		2009
	Recorded	Fair	Recorded	Fair
In thousands	amount	value	amount	value
Total debt, including current portion
Variable rate	$307,433	$307,433	$405,505	$405,505
Fixed rate	400,039	438,492	400,132	390,930
Total	$707,472	$745,925	$805,637	$796,435
Derivative financial instruments
Market value of interest rate swaps and foreign currency contracts, net	$(14,585)	$(14,585)	$(16,354)	$(16,354)

The following methods were used to estimate the fair values of each class of financial instrument measured on a recurring basis:

•       short-term financial instruments (cash and cash equivalents, accounts and notes receivable, accounts and notes payable and variable-rate debt) — recorded amount approximates fair value because of the short maturity period;

•       long-term fixed-rate debt, including current maturities — fair value is based on market quotes available for issuance of debt with similar terms, which are inputs that are classified as Level 2 in the valuation hierarchy defined by the accounting guidance; and

•       interest rate swaps and foreign currency contract agreements — fair values are determined through the use of models that consider various assumptions, including time value, yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy defined by the accounting guidance.

Income Taxes	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
[IncomeTaxesAbstract]
Income Taxes

11.       Income Taxes

The provision for income taxes consists of provisions for federal, state and foreign income taxes. We operate in an international environment with operations in various locations outside the U.S.  Accordingly, the consolidated income tax rate is a composite rate reflecting the earnings in the various locations and the applicable rates.

The effective income tax rate for the three months ended April 2, 2011 was 32.5% compared to 33.5% for the three months ended April 3, 2010. We expect the effective tax rate for the remainder of 2011 to be between 32% and 32.5%, resulting in a full year effective income tax rate of between 32% and 32.5%. We continue to actively pursue initiatives to reduce our effective tax rate. The tax rate in any quarter can be affected positively or negatively by adjustments that are required to be reported in the specific quarter of resolution.

The total gross liability for uncertain tax positions was  $24.5 million,  $24.3 million and  $28.7 million at April 2, 2011, December 31, 2010 and April 3, 2010, respectively. We record penalties and interest related to unrecognized tax benefits in Provision for income taxes and Net interest expense, respectively, on the Condensed Consolidated Statements of Income, which is consistent with our past practices.

11. Income Taxes

Income from continuing operations before income taxes and noncontrolling interest consisted of the following:

In thousands	2010	2009	2008
U.S.	$217,213	$111,530	$220,294
International	82,934	61,117	146,846
Income from continuing operations before taxes and noncontrolling interest	$300,147	$172,647	$367,140

The provision for income taxes for continuing operations consisted of the following:

In thousands	2010	2009	2008
Currently payable
Federal	$44,766	$10,502	$41,985
State	6,591	2,456	5,140
International	17,877	13,947	25,735
Total current taxes	69,234	26,905	72,860
Deferred
Federal and state	26,445	26,733	35,535
International	1,521	2,790	(51)
Total deferred taxes	27,966	29,523	35,484
Total provision for income taxes	$97,200	$56,428	$108,344

Reconciliation of the U.S. statutory income tax rate to our effective tax rate for continuing operations follows:

Percentages	2010	2009	2008
U.S. statutory income tax rate	35.0	35.0	35.0
State income taxes, net of federal tax benefit	2.1	2.6	1.6
Tax effect of stock-based compensation	0.2	0.2	0.2
Tax effect of international operations	(3.8)	(3.5)	(6.1)
Tax credits	(0.3)	(1.4)	(1.0)
Domestic manufacturing deduction	(1.4)	(0.4)	(0.7)
ESOP dividend benefit	(0.2)	(0.4)	(0.2)
All other, net	0.8	0.6	0.7
Effective tax rate on continuing operations	32.4	32.7	29.5

Reconciliation of the beginning and ending gross unrecognized tax benefits follows:

In thousands	2010	2009	2008
Gross unrecognized tax benefits — beginning balance	$29,962	$28,139	$23,879
Gross increases for tax positions in prior periods	286	3,191	3,526
Gross decreases for tax positions in prior periods	(2,490)	(2,433)	(411)
Gross increases based on tax positions related to the current year	1,431	1,789	2,666
Gross decreases related to settlements with taxing authorities	(4,182)	(209)	—
Reductions due to statute expiration	(747)	(515)	(1,521)
Gross unrecognized tax benefits at December 31	$24,260	$29,962	$28,139

Included in the  $24.3 million of total gross unrecognized tax benefits as of December 31, 2010 was  $22.4 million of tax benefits that, if recognized, would impact the effective tax rate. It is reasonably possible that the gross unrecognized tax benefits as of December 31, 2010 may decrease by a range of  $0 to  $17.5 million during the next twelve months primarily as a result of the resolution of federal, state and foreign examinations and the expiration of various statutes of limitations.

The determination of annual income tax expense takes into consideration amounts which may be needed to cover exposures for open tax years. The Internal Revenue Service (“IRS”) has examined our U.S. federal income tax returns through 2003 with no material adjustments. The IRS has also completed a survey of our 2004 U.S. federal income tax return with no material findings. The IRS is currently examining our federal tax returns for years 2005 through 2009. No material adjustments have been proposed, however, actual settlements may differ from amounts accrued.

We record penalties and interest related to unrecognized tax benefits in Provision for income taxes and Interest expense, respectively, which is consistent with our past practices. As of December 31, 2010, we had recorded approximately  $0.8 million for the possible payment of penalties and  $4.8 million related to the possible payment of interest expense.

U.S. income taxes have not been provided on undistributed earnings of international subsidiaries. It is our intention to reinvest these earnings permanently or to repatriate the earnings only when it is tax effective to do so. As of December 31, 2010, approximately  $223.7 million of unremitted earnings attributable to international subsidiaries were considered to be indefinitely invested. It is not practicable to estimate the amount of tax that might be payable if such earnings were to be remitted.

Deferred taxes arise because of different treatment between financial statement accounting and tax accounting, known as “temporary differences.” We record the tax effect of these temporary differences as “deferred tax assets” (generally items that can be used as a tax deduction or credit in future periods) and “deferred tax liabilities” (generally items for which we received a tax deduction but the tax impact has not yet been recorded in the Consolidated Statements of Income).

Deferred taxes were classified in the Consolidated Balance Sheets as follows:

In thousands			2010	2009
Deferred tax assets			$56,349	$49,609
Other noncurrent assets			1,647	5,132
Other current liabilities			(547)	(149)
Deferred tax liabilities			(169,198)	(146,630)
Net deferred tax liability			$(111,749)	$(92,038)

The tax effects of the major items recorded as deferred tax assets and liabilities are as follows:

	2010		2009
	Deferred tax		Deferred tax
In thousands	Assets	Liabilities	Assets	Liabilities
Accounts receivable allowances	$4,490	$—	$4,073	$—
Inventory valuation	17,381	—	11,005	—
Accelerated depreciation/amortization	—	11,436	—	12,893
Accrued product claims and warranties	25,753	—	24,558	—
Employee benefit accruals	110,547	—	119,357	—
Goodwill and other intangibles	—	187,103	—	172,675
Other, net	—	71,381	—	65,463
Total deferred taxes	$158,171	$269,920	$158,993	$251,031
Net deferred tax liability		$(111,749)		$(92,038)

Included in Other, net in the table above are deferred tax assets of  $2.3 million and  $4.7 million as of December 31, 2010 and 2009, respectively, related to a foreign tax credit carryover from the tax period ended December 31, 2006 and related to state net operating losses. The foreign tax credit is eligible for carryforward until the tax period ending December 31, 2016.

Non-U.S. tax losses of  $49.6 million and  $49.1 million were available for carryforward at December 31, 2010 and 2009, respectively. A valuation allowance reflected above in Other, net of  $9.4 million and  $7.5 million exists for deferred income tax benefits related to the non-U.S. loss carryforwards available as of December 31, 2010 and 2009, respectively that may not be realized. We believe that sufficient taxable income will be generated in the respective countries to allow us to fully recover the remainder of the tax losses. The non-U.S. operating losses are subject to varying expiration periods and will begin to expire in 2011. State tax losses of  $69.3 million and  $73.0 million were available for carryforward at December 31, 2010 and 2009, respectively. A valuation allowance reflected above in Other, net of  $2.4 million and  $2.6 million exists for deferred income tax benefits related to the carryforwards available at December 31, 2010 and 2009, respectively. Certain state tax losses will expire in 2011, while others are subject to carryforward periods of up to twenty years.

Benefit Plans	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Benefit Plan

12.        Benefit Plans

Components of net periodic benefit cost (income) for the three months ended April 2, 2011 and April 3, 2010 were as follows:

	Three months ended
	Pension benefits		Post-retirement
	April 2,	April 3,	April 2,	April 3,
In thousands	2011	2010	2011	2010
Service cost	$3,130	$2,886	$45	$50
Interest cost	8,225	7,887	472	503
Expected return on plan assets	(7,963)	(7,710)	—	—
Amortization of transition obligation	—	6	—	—
Amortization of prior year service cost (benefit)	—	8	(7)	(7)
Recognized net actuarial loss (gains)	971	406	(826)	(823)
Net periodic benefit cost (income)	$4,363	$3,483	$(316)	$(277)

12.        Benefit Plans

Pension and post-retirement benefits

We sponsor domestic and foreign defined-benefit pension and other post-retirement plans. Pension benefits are based principally on an employee's years of service and/or compensation levels near retirement. In addition, we also provide certain post-retirement health care and life insurance benefits. Generally, the post-retirement health care and life insurance plans require contributions from retirees. We use a December 31 measurement date each year. In December 2007, we announced that we will be freezing certain pension plans as of December 31, 2017.

Obligations and Funded Status

The following tables present reconciliations of the benefit obligation of the plans, the plan assets of the pension plans and the funded status of the plans:

	Pension benefits		Post-retirement
In thousands	2010	2009	2010	2009
Change in benefit obligation
Benefit obligation beginning of year	$552,309	$521,698	$35,301	$38,417
Service cost	11,588	12,334	200	214
Interest cost	31,671	32,612	2,013	2,377
Amendments	(281)	3	—	(1,303)
Settlements	(104)	—	—	—
Actuarial (gain) loss	24,677	13,309	(647)	(1,517)
Translation (gain) loss	(4,208)	2,469	—	—
Benefits paid	(28,844)	(30,116)	(3,152)	(2,887)
Benefit obligation end of year	$586,808	$552,309	$33,715	$35,301
Change in plan assets
Fair value of plan assets beginning of year	$329,188	$265,112	$—	$—
Actual gain (loss) return on plan assets	35,495	44,521	—	—
Company contributions	49,840	49,044	3,152	2,887
Settlements	(104)	—	—	—
Translation gain (loss)	(92)	627	—	—
Benefits paid	(28,844)	(30,116)	(3,152)	(2,887)
Fair value of plan assets end of year	$385,483	$329,188	$—	$—
Funded status
Plan assets less than benefit obligation	$(201,325)	$(223,121)	$(33,715)	$(35,301)
Net amount recognized	$(201,325)	$(223,121)	$(33,715)	$(35,301)

Of the  $201.3 million underfunding at December 31, 2010,  $123.6 million relates to foreign pension plans and our supplemental executive retirement plans which are not commonly funded.

Amounts recognized in the Consolidated Balance Sheets are as follows:

	Pension benefits		Post-retirement
In thousands	2010	2009	2010	2009
Current liabilities	$(5,343)	$(5,437)	$(3,390)	$(3,511)
Noncurrent liabilities	(195,982)	(217,684)	(30,325)	(31,790)
Net amount recognized	$(201,325)	$(223,121)	$(33,715)	$(35,301)

The accumulated benefit obligation for all defined benefit plans was  $557.7 million and  $534.9 million at December 31, 2010 and 2009, respectively.

Information for pension plans with an accumulated benefit obligation or projected benefit obligation in excess of plan assets are as follows:

In thousands					2010	2009
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets					$385,483	$329,188
Accumulated benefit obligation					557,712	534,936
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets					$385,483	$329,188
Accumulated benefit obligation					586,808	552,309

Components of net periodic benefit cost are as follows:

	Pension benefits			Post-retirement
In thousands	2010	2009	2008	2010	2009	2008
Service cost	$11,588	$12,334	$14,104	$200	$214	$263
Interest cost	31,671	32,612	32,383	2,013	2,377	2,534
Expected return on plan assets	(30,910)	(30,286)	(29,762)	—	—	—
Amortization of transition obligation	13	25	25	—	—	—
Amortization of prior year service cost (benefit)	7	23	179	(27)	(41)	(136)
Recognized net actuarial (gain) loss	1,674	82	121	(3,295)	(3,326)	(3,301)
Settlement gain	(8)	(9)	—	—	—	—
Net periodic benefit cost	$14,035	$14,781	$17,050	$(1,109)	$(776)	$(640)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (pre-tax):

	Pension benefits		Post-retirement
In thousands	2010	2009	2010	2009
Net transition obligation	$—	$11	$—	$—
Prior service cost (benefit)	(162)	118	(878)	(905)
Net actuarial (gain) loss	138,558	120,022	(20,781)	(23,429)
Accumulated other comprehensive (income) loss	$138,396	$120,151	$(21,659)	$(24,334)

The estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2011 is as follows:

			Pension	Post-
In thousands			benefits	retirement
Prior service cost (benefit)			$1	$(27)
Net actuarial (gain) loss			3,898	(3,306)
Total estimated 2011 amortization			$3,899	$(3,333)

Additional Information
Change in accumulated other comprehensive income, net of tax:

In thousands			2010	2009
Beginning of the year			$(58,448)	$(58,704)
Additional prior service cost incurred during the year			171	794
Actuarial gains (losses) incurred during the year			(11,861)	1,500
Translation gains (losses) incurred during the year			(75)	(63)
Amortization during the year:
Transition obligation			8	15
Unrecognized prior service cost (benefit)			(12)	(11)
Actuarial gains			(993)	(1,979)
End of the year			$(71,210)	$(58,448)

Assumptions
Weighted-average assumptions used to determine domestic benefit obligations at December 31 are as follows:

	Pension benefits			Post-retirement
Percentages	2010	2009	2008	2010	2009	2008
Discount rate	5.90	6.00	6.50	5.90	6.00	6.50
Rate of compensation increase	4.00	4.00	4.00

Weighted-average assumptions used to determine the domestic net periodic benefit cost for years ending December 31 are as follows:

	Pension benefits			Post-retirement
Percentages	2010	2009	2008	2010	2009	2008
Discount rate	6.00	6.50	6.50	6.00	6.50	6.50
Expected long-term return on plan assets	8.50	8.50	8.50
Rate of compensation increase	4.00	4.00	5.00

Discount rate

The discount rate reflects the current rate at which the pension liabilities could be effectively settled at the end of the year based on our December 31 measurement date. The discount rate was determined by matching our expected benefit payments to payments from a stream of AA or higher bonds available in the marketplace, adjusted to eliminate the effects of call provisions. This produced a discount rate for our U.S. plans of 5.90% in 2010, 6.00% in 2009 and 6.50% in 2008. The discount rates on our foreign plans ranged from 0.75% to 5.40% in 2010, 2.00% to 6.00% in 2009 and 2.00% to 6.25% in 2008. There are no other known or anticipated changes in our discount rate assumption that will impact our pension expense in 2011.

Expected rate of return

Our expected rate of return on plan assets was 8.5% for 2010, 2009 and 2008. The expected rate of return is designed to be a long-term assumption that may be subject to considerable year-to-year variance from actual returns. In developing the expected long-term rate of return, we considered our historical returns, with consideration given to forecasted economic conditions, our asset allocations, input from external consultants and broader longer-term market indices. In 2010, the pension plan assets yielded returns of 11.2% and returns of 19.5% in 2009 and a loss of 28.8% in 2008. Our expected rate of return on plan assets assumption is 8.0% for 2011.

We base our determination of pension expense or income on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five- year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets. Since the market-related value of assets recognizes gains or losses over a five-year-period, the future value of assets will be impacted as previously deferred gains or losses are recorded.

Unrecognized pension and post-retirement losses

As of our December 31, 2010 measurement date, our plans have  $117.8 million of cumulative unrecognized losses. To the extent the unrecognized losses, when adjusted for the difference between market and market related values of assets, exceeds 10% of the projected benefit obligation, it will be amortized into expense each year on a straight-line basis over the remaining expected future-working lifetime of active participants (currently approximating 12 years).

The assumed health care cost trend rates at December 31 are as follows:

	2010	2009
Health care cost trend rate assumed for next year	7.50%	7.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2027

The assumed health care cost trend rates can have a significant effect on the amounts reported for health care plans. A one-percentage-point change in the assumed health care cost trend rates would have the following effects:

	1-Percentage-Point	1-Percentage-Point
In thousands	Increase	Decrease
Effect on total annual service and interest cost	$51	$(45)
Effect on post-retirement benefit obligation	750	(667)

Plan Assets

Objective

The primary objective of our investment strategy is to meet the pension obligation to our employees at a reasonable cost to us. This is primarily accomplished through growth of capital and safety of the funds invested. The plans will therefore be actively invested to achieve real growth of capital over inflation through appreciation of securities held and through the accumulation and reinvestment of dividend and interest income.

Asset allocation

Our actual overall asset allocation for the plans as compared to our investment policy goals is as follows:

	Plan Assets		Target Allocation
Asset Class	2010	2009	2010	2009
Equity Securities	47%	53%	50%	60%
Fixed Income Investments	37%	22%	40%	30%
Alternative Investments	12%	14%	10%	10%
Cash	4%	11%	0%	0%

While the target allocations do not have a percentage allocated to cash, the plan assets will always include some cash due to cash flow requirements. In 2009, as a result of our year end decision to make a  $25 million accelerated pension plan contribution, a higher percentage of assets were held in cash equivalents. This contribution was directed to be invested in fixed income investments and was invested shortly after year end. After taking this into consideration, our fixed income investment percentage would have been 30% and our cash percentage would have been 3%.

As part of our strategy to reduce U.S. pension plan funded status volatility, we plan to increase the allocation to long duration fixed income securities in future years as the funded status of our U.S. pension plans improve. In 2010 we increased our fixed income investments from 30% to 40% and from 10% to 30% in 2009.

Fair Value Measurement

The following table presents our plan assets using the fair value hierarchy as of December 31, 2010 and December 31, 2009.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
in thousands	(Level 1)	(Level 2)	(Level 3)	Total
Cash Equivalents	$—	$13,803	$—	$13,803
Fixed Income:
Corporate and Non U.S. Government	—	42,544	284	42,828
U.S. Treasuries	—	60,710	—	60,710
Mortgage-Backed Securities	—	30,052	1,368	31,420
Other	—	6,818	125	6,943
Global Equity Securities:
Small Cap Equity	7,982	0	—	7,982
Mid Cap Equity	8,811	0	—	8,811
Large Cap Equity	—	45,700	—	45,700
International Equity	23,964	21,895	—	45,859
Long/short Equity	—	56,639	—	56,639
Pentair Company Stock	18,255	—	—	18,255
Other Investments	—	33,542	12,991	46,533
Total as of December 31, 2010	$59,012	$311,703	$14,768	$385,483

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
in thousands	(Level 1)	(Level 2)	(Level 3)	Total
Cash Equivalents	$—	$35,575	$—	$35,575
Fixed Income:
Corporate and Non U.S. Government	—	16,682	438	17,120
U.S. Treasuries	—	28,675	—	28,675
Mortgage-Backed Securities	—	21,636	2,109	23,745
Other	—	3,952	192	4,144
Global Equity Securities:
Small Cap Equity	7,227	—	—	7,227
Mid Cap Equity	8,389	—	—	8,389
Large Cap Equity	—	39,569	—	39,569
International Equity	21,665	19,955	—	41,620
Long/short Equity	—	54,082	—	54,082
Pentair Company Stock	21,742	—	—	21,742
Other Investments	—	32,873	14,427	47,300
Total as of December 31, 2009	$59,023	$252,999	$17,166	$329,188

Valuation methodologies used for investments measured at fair value are as follows:

•       Cash Equivalents:  Consist of investments in commingled funds valued based on observable market data. Such investments are classified as Level 2.

•       Fixed Income:  Investments in corporate bonds, government securities, mortgages and asset backed securities are value based upon quoted market prices for identical or similar securities and other observable market data. Investments in commingled funds are generally valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service. Such investments are classified as Level 2. Certain investments in commingled funds are valued based on unobservable inputs due to liquidation restrictions. These investments are classified as Level 3.

•       Global Equity Securities:  Equity securities and Pentair common stock are valued based on the closing market price in an active market and are classified as Level 1. Investments in commingled funds are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service. Such investments are classified as Level 2.

•       Other Investments:  Other investments include investments in commingled funds with diversified investment strategies. Investments in commingled funds that are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices or by a pricing service are classified as Level 2. Investments in commingled funds that are valued based on unobservable inputs due to liquidation restrictions are classified as Level 3.

The following tables present a reconciliation of Level 3 assets held during the years ended December 31, 2010 and December 31, 2009, respectively.

		Net realized	Net purchases,	Net
	Balance	and unrealized	issuances and	transfers into	Balance
	January 1, 2010	gains (losses)	settlements	(out of) level 3	December 31, 2010
Other Investments	$14,427	$678	$(2,113)	$—	$12,992
Fixed Income Investments	2,739	334	(1,296)	—	1,777
	$17,166	$1,012	$(3,409)	$—	$14,769

		Net realized	Net purchases,	Net
	Balance	and unrealized	issuances and	transfers into	Balance
	January 1, 2009	gains (losses)	settlements	(out of) level 3	December 31, 2009
Other Investments	$32,083	$(774)	$—	$(16,882)	$14,427
Fixed Income Investments	25,640	1,027	—	(23,928)	2,739
	$57,723	$253	$—	$(40,810)	$17,166

Cash Flows

Contributions

Pension contributions totaled  $49.8 million and  $49.0 million in 2010 and 2009, respectively. Our 2011 required pension contributions are expected to be in the range of  $25 million to  $30 million. The decrease in the 2011 expected contribution is primarily a result of the December 2010 accelerated contribution of  $25 million to our defined benefit pension plan. The 2011 expected contributions will equal or exceed our minimum funding requirements.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the plans as follows:

In millions	Pension benefits	Post-retirement
2011	$34.2	$3.4
2012	31.8	3.3
2013	32.8	3.2
2014	33.7	3.1
2015	35.8	3.0
2016-2020	212.7	13.4

Savings plan

We have a 401(k) plan (“the plan”) with an employee stock ownership (“ESOP”) bonus component, which covers certain union and nearly all non-union U.S. employees who meet certain age requirements. Under the plan, eligible U.S. employees may voluntarily contribute a percentage of their eligible compensation. We match contributions made by employees who meet certain eligibility and service requirements. Our matching contribution is 100% of eligible employee contributions for the first 1% of eligible compensation and 50% of the next 5% of eligible compensation. In June 2009, we temporarily suspended the company match of the plan and ESOP. We reinstated the company match in 2010.

In addition to the matching contribution, all employees who meet certain service requirements receive a discretionary ESOP contribution equal to 1.5% of annual eligible compensation.

Our combined expense for the plan and ESOP was approximately  $11.0 million,  $6.7 million and  $17.0 million, in 2010, 2009 and 2008, respectively.

Other retirement compensation

Total other accrued retirement compensation was  $13.9 million and  $17.3 million in 2010 and 2009, respectively and is included in the pension and other retirement compensation line of our Consolidated Balance Sheet.

Business Segments	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Business Segments [Abstract]
Business Segments

13.       Business Segments

Financial information by reportable segment for the three months ended April 2, 2011 and April 3, 2010 is shown below:

	Three months ended
	April 2,	April 3,
In thousands	2011	2010
Net sales to external customers
Water Group	$515,368	$478,038
Technical Products Group	274,905	228,975
Consolidated	$790,273	$707,013

Intersegment sales
Water Group	$455	$517
Technical Products Group	999	703
Other	(1,454)	(1,220)
Consolidated	$—	$—

Operating income (loss)
Water Group	$56,528	$42,138
Technical Products Group	48,087	33,098
Other	(18,438)	(11,635)
Consolidated	$86,177	$63,601

Other sales and operating loss is primarily composed of unallocated corporate expenses, costs related to our captive insurance subsidiary and our intermediate finance companies, and intercompany eliminations.

15.       Business Segments

We classify our continuing operations into the following business segments based primarily on types of products offered and markets served:

•       Water — manufactures and markets essential products and systems used in the movement, storage, treatment and enjoyment of water. Water segment products include water and wastewater pumps; filtration and purification components and systems; storage tanks and pressure vessels; and pool and spa equipment and accessories.

•       Technical Products — designs, manufactures and markets standard, modified and custom enclosures that house and protect sensitive electronics and electrical components and protect the people that use them. Applications served include industrial machinery, data communications, networking, telecommunications, test and measurement, automotive, medical, security, defense and general electronics. Products include metallic and composite enclosures, cabinets, cases, subracks, backplanes and associated thermal management systems.

•       Other — is primarily composed of unallocated corporate expenses, our captive insurance subsidiary, intermediate finance companies and divested operations.

The accounting policies of our operating segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on the sales and operating income of the segments and use a variety of ratios to measure performance. These results are not necessarily indicative of the results of operations that would have occurred had each segment been an independent, stand-alone entity during the periods presented.

Financial information by reportable business segment is included in the following summary:

In thousands	2010	2009	2008	2010	2009	2008
	Net sales to external customers			Operating income (loss)
Water Group	$2,041,281	$1,847,764	$2,206,142	$231,588	$163,745	$206,357
Technical Products Group	989,492	844,704	1,145,834	151,533	100,355	169,315
Other	—	—	—	(48,966)	(44,152)	(50,987)
Consolidated	$3,030,773	$2,692,468	$3,351,976	$334,155	$219,948	$324,685

	Identifiable assets (1)			Depreciation
Water Group	$3,409,556	$3,205,774	$3,271,039	$37,449	$44,063	$39,237
Technical Products Group	728,969	716,092	697,577	17,544	19,035	19,131
Other (1)	(164,992)	(10,532)	84,597	3,002	1,725	1,305
Consolidated	$3,973,533	$3,911,334	$4,053,213	$57,995	$64,823	$59,673

	Amortization			Capital expenditures
Water Group	$22,981	$34,919	$22,062	$39,631	$36,513	$32,916
Technical Products Group	2,610	2,687	2,980	8,336	15,388	15,995
Other	593	3,051	2,566	11,556	2,236	4,178
Consolidated	$26,184	$40,657	$27,608	$59,523	$54,137	$53,089

The following table presents certain geographic information:

In thousands	2010	2009	2008	2010	2009	2008
	Net sales to external customers			Long-lived assets
U.S.	$2,222,856	$1,964,138	$2,467,698	$196,440	$203,206	$219,013
Europe	470,879	439,312	571,164	77,000	87,880	89,300
Asia and other	337,038	289,018	313,114	55,995	42,602	35,568
Consolidated	$3,030,773	$2,692,468	$3,351,976	$329,435	$333,688	$343,881

(1)All cash and cash equivalents are included in Other

Net sales are based on the location in which the sale originated. Long-lived assets represent property, plant and equipment, net of related depreciation.

We offer a broad array of products and systems to multiple markets and customers for which we do not have the information systems to track revenues by primary product category. However, our net sales by segment are representative of our sales by major product category.

We sell our products through various distribution channels including wholesale and retail distributors, original equipment manufacturers and home centers. In our Water segment, one customer accounted for approximately 10% of segment sales in 2010, no single customer accounted for more than 10% of segment sales in 2009 and one customer accounted for just over 10% of segment sales in 2008. In our Technical Products segment, no single customer accounted for more than 10% of segment sales in 2010, 2009 or 2008.

Warranty	3 Months Ended
Apr. 02, 2011
[WarrantyAbstract]
Warranty Text Block

14.       Warranty

The changes in the carrying amount of service and product warranties for the three months ended April 2, 2011 and April 3, 2010 and the year ended December 31, 2010 were as follows:

	April 2,	December 31,	April 3,
In thousands	2011	2010	2010
Balance at beginning of the year	$30,050	$24,288	$24,288
Service and product warranty provision	11,769	56,553	14,924
Payments	(10,886)	(50,729)	(11,276)
Acquired	40	—	—
Translation	197	(62)	(133)
Balance at end of the period	$31,170	$30,050	$27,803

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Commitments and contingencies abstract
Commitments And Contingencies Disclosure Text Block	15. Commitments and Contingencies There have been no further material developments from the disclosures contained in our 2010 Annual Report on Form 10-K.

16. Commitments and Contingencies

Operating lease commitments

Net rental expense under operating leases follows:

In thousands					2010	2009	2008
Gross rental expense					$32,662	$32,799	$37,519
Sublease rental income					(225)	(74)	(172)
Net rental expense					$32,437	$32,725	$37,347

Future minimum lease commitments under non-cancelable operating leases, principally related to facilities, vehicles, and machinery and equipment are as follows:

In thousands	2011	2012	2013	2014	2015	Thereafter	Total
Minimum lease payments	$21,697	$17,673	$12,404	$9,421	$7,465	$11,865	$80,525
Minimum sublease rentals	(609)	(152)	(154)	(84)	(7)	0	(1,006)
Net future minimum lease commitments	$21,088	$17,521	$12,250	$9,337	$7,458	$11,865	$79,519

Environmental

We have been named as defendants, targets, or PRPs in a small number of environmental clean-ups, in which our current or former business units have generally been given de minimis status. To date, none of these claims have resulted in clean-up costs, fines, penalties, or damages in an amount material to our financial position or results of operations. We have disposed of a number of businesses in the past and in certain cases, such as the disposition of the Cross Pointe Paper Corporation uncoated paper business in 1995, the disposition of the Federal Cartridge Company ammunition business in 1997, the disposition of Lincoln Industrial in 2001 and the disposition of the Tools Group in 2004, we have retained responsibility and potential liability for certain environmental obligations. We have received claims for indemnification from purchasers of these businesses and have established what we believe to be adequate accruals for potential liabilities arising out of retained responsibilities. We settled some of the claims in prior years; to date our recorded accruals have been adequate.

In addition, there are ongoing environmental issues at a limited number of sites, including one site acquired in the acquisition of Essef Corporation in 1999, which relates to operations no longer carried out at the sites. We have established what we believe to be adequate accruals for remediation costs at these sites. We do not believe that projected response costs will result in a material liability.

We may be named as a PRP at other sites in the future, for both divested and acquired businesses. When the outcome of the matter is probable and it is possible to provide reasonable estimates of our liability with respect to environmental sites, provisions have been made in accordance with GAAP. As of December 31, 2010 and 2009, our undiscounted reserves for such environmental liabilities were approximately  $1.3 million and  $2.3 million, respectively. We cannot ensure that environmental requirements will not change or become more stringent over time or that our eventual environmental clean-up costs and liabilities will not exceed the amount of our current reserves.

Litigation

We have been made parties to a number of actions filed or have been given notice of potential claims relating to the conduct of our business, including those pertaining to commercial disputes, product liability, environmental, safety and health, patent infringement and employment matters.

We record liabilities for an estimated loss from a loss contingency where the outcome of the matter is probable and can be reasonably estimated. Factors that are considered when determining whether the conditions for accrual have been met include the (a) nature of the litigation, claim, or assessment, (b) progress of the case, including progress after the date of the financial statements but before the issuance date of the financial statements, (c) opinions of legal counsel and (d) management's intended response to the litigation, claim, or assessment. Where the reasonable estimate of the probable loss is a range, we record the most likely estimate of the loss. When no amount within the range is a better estimate than any other amount, however, the minimum amount in the range is accrued. Gain contingencies are not recorded until realized.

While we believe that a material adverse impact on our consolidated financial position, results of operations, or cash flows from any such future charges is unlikely, given the inherent uncertainty of litigation, a remote possibility exists that a future adverse ruling or unfavorable development could result in future charges that could have a material adverse impact. We do and will continue to periodically reexamine our estimates of probable liabilities and any associated expenses and receivables and make appropriate adjustments to such estimates based on experience and developments in litigation. As a result, the current estimates of the potential impact on our consolidated financial position, results of operations and cash flows for the proceedings and claims could change in the future.

Product liability claims

We are subject to various product liability lawsuits and personal injury claims. A substantial number of these lawsuits and claims are insured and accrued for by Penwald, our captive insurance subsidiary. Penwald records a liability for these claims based on actuarial projections of ultimate losses. For all other claims, accruals covering the claims are recorded, on an undiscounted basis, when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated based on existing information. The accruals are adjusted periodically as additional information becomes available. In 2004, we disposed of the Tools Group and we retained responsibility for certain product claims. We have not experienced significant unfavorable trends in either the severity or frequency of product liability lawsuits or personal injury claims.

Horizon Litigation

The Horizon litigation against our subsidiary Essef Corporation and certain of its subsidiaries by Celebrity Cruise Lines, Inc. (“Celebrity”) was settled by payment of  $35 million to Celebrity in August 2008, a portion of which was covered by insurance. As a result of the settlement, we recorded a charge of  $20.4 million in 2008 which is shown on the line Legal settlement in the Consolidated Statements of Income.

Warranties and guarantees

In connection with the disposition of our businesses or product lines, we may agree to indemnify purchasers for various potential liabilities relating to the sold business, such as pre-closing tax, product liability, warranty, environmental, or other obligations. The subject matter, amounts and duration of any such indemnification obligations vary for each type of liability indemnified and may vary widely from transaction to transaction. Generally, the maximum obligation under such indemnifications is not explicitly stated and as a result, the overall amount of these obligations cannot be reasonably estimated. Historically, we have not made significant payments for these indemnifications. We believe that if we were to incur a loss in any of these matters, the loss would not have a material effect on our financial condition or results of operations.

We recognize, at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee.

We provide service and warranty policies on our products. Liability under service and warranty policies is based upon a review of historical warranty and service claim experience. Adjustments are made to accruals as claim data and historical experience warrant.

The changes in the carrying amount of service and product warranties for the years ended December 31, 2010 and 2009 were as follows:

In thousands	2010	2009
Balance at beginning of the year	$24,288	$31,559
Service and product warranty provision	56,553	55,232
Payments	(50,729)	(62,672)
Acquired	—	23
Translation	(62)	146
Balance at end of the period	$30,050	$24,288

Stand-by letters of credit and bonds

In the ordinary course of business, we are required to commit to bonds that require payments to our customers for any non-performance. The outstanding face value of the bonds fluctuates with the value of our projects in process and in our backlog. In addition, we issue financial stand-by letters of credit primarily to secure our performance to third parties under self-insurance programs. As of December 31, 2010 and December 31, 2009, the outstanding value of these instruments totaled  $116.5 million and  $51.2 million, respectively.

Financial Statements of Subsidiary Guarantors	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010
Financial Statements of Subsidiary Guarantors
Financial Statements of Subsidiary Guarantors

16.          Financial Statements of Subsidiary Guarantors

Pentair (the “Parent Company”) expects that certain of its domestic subsidiaries (the “Guarantor Subsidiaries”), each of which is directly or indirectly wholly-owned by the Parent Company will jointly and severally, and fully and unconditionally, guarantee certain long-term indebtedness of the Parent Company.  The following supplemental financial information sets forth the Condensed Consolidated Balance Sheets as of April 2, 2011, December 31, 2010 and April 3, 2010, the related Condensed Consolidated Statements of Income for the three months ended April 2, 2011 and April 3, 2010, and Statements of Cash Flows for the three months ended April 3, 2011 and April 3, 2010, for the Parent Company, the Guarantor Subsidiaries, the Non-Guarantor Subsidiaries, and total consolidated Pentair and subsidiaries.

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the period ended April 2, 2011

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$515,054	$341,578	$(66,359)	$790,273
Cost of goods sold	—	355,561	251,730	(66,077)	541,214
Gross profit	—	159,493	89,848	(282)	249,059
Selling, general and administrative	6,606	85,119	53,317	(282)	144,760
Research and development	170	10,846	7,106	—	18,122
Operating (loss) income	(6,776)	63,528	29,425	—	86,177
Earnings from investment in subsidiaries	(37,306)	—	—	37,306	—
Other (income) expense:
Equity income of unconsolidated subsidiaries	(176)	—	(59)	—	(235)
Net interest (income) expense	(27,379)	38,485	(1,781)	—	9,325
Income (loss) from continuing operations before income taxes and noncontrolling interest	58,085	25,043	31,265	(37,306)	77,087
Provision for income taxes	7,544	8,481	9,028	—	25,053
Income from continuing operations	50,541	16,562	22,237	(37,306)	52,034
Net income before noncontrolling interest	50,541	16,562	22,237	(37,306)	52,034
Noncontrolling interest	—	—	1,493	—	1,493
Net income attributable to Pentair, Inc.	$50,541	$16,562	$20,744	$(37,306)	$50,541

Net income from continuing operations attributable to Pentair, Inc.	$50,541	$16,562	$20,744	$(37,306)	$50,541

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the period ended April 3, 2010

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$476,355	$290,430	$(59,772)	$707,013
Cost of goods sold	—	331,723	221,149	(59,561)	493,311
Gross profit	—	144,632	69,281	(211)	213,702
Selling, general and administrative	(992)	80,528	53,565	(211)	132,890
Research and development	136	10,844	6,231	—	17,211
Operating income	856	53,260	9,485	—	63,601
Earnings from investment in subsidiaries	(17,160)	—	—	17,160	—
Other (income) expense:
Equity income of unconsolidated subsidiaries	—	(84)	—	—	(84)
Net interest (income) expense	(27,281)	38,494	(1,686)	—	9,527
Income (loss) from continuing operations before income taxes and noncontrolling interest	45,297	14,850	11,171	(17,160)	54,158
Provision for income taxes	10,500	5,264	2,365	—	18,129
Income from continuing operations	34,797	9,586	8,806	(17,160)	36,029
Gain on disposal of discontinued operations, net of tax	524	—	—	—	524
Net income before noncontrolling interest	35,321	9,586	8,806	(17,160)	36,553
Noncontrolling interest	—	—	1,232	—	1,232
Net income attributable to Pentair, Inc.	$35,321	$9,586	$7,574	$(17,160)	$35,321

Net income from continuing operations attributable to Pentair, Inc.	$34,797	$9,586	$7,574	$(17,160)	$34,797

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

April 2, 2011

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$4,685	$3,002	$49,447	$—	$57,134
Accounts and notes receivable, net	920	396,800	296,182	(68,046)	625,856
Inventories	—	199,662	212,105	—	411,767
Deferred tax assets	113,937	40,064	9,032	(106,663)	56,370
Prepaid expenses and other current assets	12,344	7,471	52,328	(14,193)	57,950
Total current assets	131,886	646,999	619,094	(188,902)	1,209,077
Property, plant and equipment, net	20,002	112,276	206,332	—	338,610
Other assets
Investments in/advances to subsidiaries	2,376,211	92,230	785,383	(3,253,824)	—
Goodwill	—	1,471,582	625,846	—	2,097,428
Intangibles, net	—	220,344	240,900	—	461,244
Other	55,588	4,167	21,622	(25,049)	56,328
Total other assets	2,431,799	1,788,323	1,673,751	(3,278,873)	2,615,000
Total assets	$2,583,687	$2,547,598	$2,499,177	$(3,467,775)	$4,162,687

Liabilities and Shareholders’ Equity
Current liabilities
Short-term borrowings	$—	$—	$6,093	$—	$6,093
Current maturities of long-term debt	118,836	(13)	29,684	(148,494)	13
Accounts payable	9,445	148,024	167,071	(68,048)	256,492
Employee compensation and benefits	24,218	19,759	40,066	—	84,043
Current pension and post-retirement benefits	8,733	—	—	—	8,733
Accrued product claims and warranties	12,248	22,121	9,049	—	43,418
Income taxes	2,318	7,524	10,650	—	20,492
Accrued rebates and sales incentives	—	21,560	7,986	—	29,546
Other current liabilities	15,551	31,461	64,710	(14,191)	97,531
Total current liabilities	191,349	250,436	335,309	(230,733)	546,361
Other liabilities
Long-term debt	802,300	1,947,379	399,205	(2,346,563)	802,321
Pension and other retirement compensation	138,135	501	77,956	—	216,592
Post-retirement medical and other benefits	18,135	36,373	—	(25,049)	29,459
Long-term income taxes payable	23,548	—	—	—	23,548
Deferred tax liabilities	25	213,385	69,130	(106,663)	175,877
Due to/ (from) affiliates	(802,224)	(160,911)	948,590	14,545	—
Other non-current liabilities	45,259	1,797	39,029	—	86,085
Total liabilities	416,527	2,288,960	1,869,219	(2,694,463)	1,880,243
Noncontrolling interest	—	—	115,284	—	115,284
Shareholders’ equity attributable to Pentair, Inc.	2,167,160	258,638	514,674	(773,312)	2,167,160
Total liabilities and shareholders’ equity	$2,583,687	$2,547,598	$2,499,177	$(3,467,775)	$4,162,687

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

December 31, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$3,201	$3,404	$39,451	$—	$46,056
Accounts and notes receivable, net	678	357,730	222,319	(63,822)	516,905
Inventories	—	232,369	172,987	—	405,356
Deferred tax assets	115,722	40,064	7,928	(107,365)	56,349
Prepaid expenses and other current assets	8,278	10,098	51,497	(25,242)	44,631
Total current assets	127,879	643,665	494,182	(196,429)	1,069,297
Property, plant and equipment, net	17,392	144,332	167,711	—	329,435
Other assets
Investments in/advances to subsidiaries	2,355,343	89,659	748,181	(3,193,183)	—
Goodwill	—	1,549,537	516,507	—	2,066,044
Intangibles, net	—	265,987	187,583	—	453,570
Other	56,052	4,045	20,139	(25,049)	55,187
Total other assets	2,411,395	1,909,228	1,472,410	(3,218,232)	2,574,801
Total assets	$2,556,666	$2,697,225	$2,134,303	$(3,414,661)	$3,973,533

Liabilities and Shareholders' Equity
Current liabilities
Short-term borrowings	$—	$—	$4,933	$—	$4,933
Current maturities of long-term debt	135,678	—	18,154	(153,814)	18
Accounts payable	4,908	170,747	150,517	(63,815)	262,357
Employee compensation and benefits	38,513	32,167	37,315	—	107,995
Current pension and post-retirement benefits	8,733	—	—	—	8,733
Accrued product claims and warranties	12,245	23,410	6,640	—	42,295
Income taxes	4,788	633	543	—	5,964
Accrued rebates and sales incentives	—	23,500	10,059	—	33,559
Other current liabilities	9,772	33,227	63,185	(25,242)	80,942
Total current liabilities	214,637	283,684	291,346	(242,871)	546,796
Other liabilities
Long-term debt	702,500	1,947,400	377,539	(2,324,918)	702,521
Pension and other retirement compensation	136,750	112	72,997	—	209,859
Post-retirement medical and other benefits	18,388	36,986	—	(25,049)	30,325
Long-term income taxes payable	23,507	—	—	—	23,507
Deferred tax liabilities	5	213,385	63,173	(107,365)	169,198
Due to/ (from) affiliates	(678,966)	(80,779)	810,652	(50,907)	—
Other non-current liabilities	46,692	1,892	37,711	—	86,295
Total liabilities	463,513	2,402,680	1,653,418	(2,751,110)	1,768,501
Noncontrolling interest	—	—	111,879	—	111,879
Shareholders' equity attributable to Pentair, Inc.	2,093,153	294,545	369,006	(663,551)	2,093,153
Total liabilities and shareholders' equity	$2,556,666	$2,697,225	$2,134,303	$(3,414,661)	$3,973,533

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

April 3, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$3,025	$3,475	$40,283	$—	$46,783
Accounts and notes receivable, net	1,203	344,850	258,048	(53,271)	550,830
Inventories	—	195,190	168,477	—	363,667
Deferred tax assets	121,399	35,222	6,721	(113,677)	49,665
Prepaid expenses and other current assets	10,250	8,898	35,479	(11,047)	43,580
Total current assets	135,877	587,635	509,008	(177,995)	1,054,525
Property, plant and equipment, net	12,119	116,676	201,406	—	330,201
Other assets
Investments in/advances to subsidiaries	2,358,246	94,051	711,247	(3,163,544)	—
Goodwill	—	1,471,582	596,254	—	2,067,836
Intangibles, net	—	233,575	238,823	—	472,398
Other	61,617	4,548	17,904	(27,845)	56,224
Total other assets	2,419,863	1,803,756	1,564,228	(3,191,389)	2,596,458
Total assets	$2,567,859	$2,508,067	$2,274,642	$(3,369,384)	$3,981,184

Liabilities and Shareholders’ Equity
Current liabilities
Short-term borrowings	$—	$—	$3,731	$—	$3,731
Current maturities of long-term debt	90,000	(26)	20,685	(110,608)	51
Accounts payable	6,880	126,364	149,520	(53,262)	229,502
Employee compensation and benefits	17,737	23,443	36,316	—	77,496
Current pension and post-retirement benefits	8,948	—	—	—	8,948
Accrued product claims and warranties	—	19,072	18,731	—	37,803
Income taxes	(1,161)	10,561	(829)	—	8,571
Accrued rebates and sales incentives	—	17,561	7,092	—	24,653
Other current liabilities	20,972	36,103	40,741	(11,053)	86,763
Total current liabilities	143,376	233,078	275,987	(174,923)	477,518
Other liabilities
Long-term debt	862,300	1,947,432	382,087	(2,329,468)	862,351
Pension and other retirement compensation	150,378	9,264	72,091	—	231,733
Post-retirement medical and other benefits	19,244	39,231	—	(27,845)	30,630
Long-term income taxes payable	25,720	—	—	—	25,720
Deferred tax liabilities	637	198,892	59,925	(113,677)	145,777
Due to/ (from) affiliates	(676,791)	(141,741)	931,678	(113,146)	—
Other non-current liabilities	44,494	4,294	46,611	—	95,399
Total liabilities	569,358	2,290,450	1,768,379	(2,759,059)	1,869,128
Noncontrolling interest	—	—	113,555	—	113,555
Shareholders’ equity attributable to Pentair, Inc.	1,998,501	217,617	392,708	(610,325)	1,998,501
Total liabilities and shareholders’ equity	$2,567,859	$2,508,067	$2,274,642	$(3,369,384)	$3,981,184

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the period ended April 2, 2011

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$50,541	$16,562	$22,237	$(37,306)	$52,034
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Equity (income) losses of unconsolidated subsidiaries	(176)	—	(59)	—	(235)
Depreciation	1,189	7,056	6,979	—	15,224
Amortization	(12)	3,872	2,541	—	6,401
Earnings from investments in subsidiaries	(37,306)	—	—	37,306	—
Deferred income taxes	3,568	—	277	—	3,845
Stock compensation	5,725	—	—	—	5,725
Excess tax benefits from stock-based compensation	(557)	—	—	—	(557)
Loss on sale of assets	7	—	—	—	7
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	(4,834)	(44,822)	(56,080)	4,231	(101,505)
Inventories	—	36,134	(36,842)	—	(708)
Prepaid expenses and other current assets	36,766	2,789	(37,452)	(11,049)	(8,946)
Accounts payable	6,676	(28,954)	14,519	(4,233)	(11,992)
Employee compensation and benefits	(17,251)	(13,544)	2,036	—	(28,759)
Accrued product claims and warranties	—	(1,498)	2,381	—	883
Income taxes	7,917	2,477	4,112	—	14,506
Other current liabilities	(44,480)	(4,785)	46,462	11,051	8,248
Pension and post-retirement benefits	1,132	(485)	972	—	1,619
Other assets and liabilities	(41,206)	42,583	(5,347)	—	(3,970)
Net cash provided by (used for) operating activities	(32,301)	17,385	(33,264)	—	(48,180)
Investing activities
Capital expenditures	(1,129)	(6,112)	(6,027)	—	(13,268)
Proceeds from sale of property and equipment	—	23	19	—	42
Acquisitions, net of cash acquired	—	—	(14,856)	—	(14,856)
Other	234	(176)	—	—	58
Net cash provided by (used for) investing activities	(895)	(6,265)	(20,864)	—	(28,024)
Financing activities
Net short-term borrowings	1,160	(33)	33	—	1,160
Proceeds from long-term debt	249,366	—	—	—	249,366
Repayment of long-term debt	(150,000)	—	—	—	(150,000)
Net change in advances to subsidiaries	(15,920)	(104,670)	120,590	—	—
Excess tax benefits from stock-based compensation	557	—	—	—	557
Stock issued to employees, net of shares withheld	(37)	—	—	—	(37)
Repurchases of common stock	(287)				(287)
Dividends paid	(19,835)	—	(9)	—	(19,844)
Net cash provided by (used for) financing activities	65,004	(104,703)	120,614	—	80,915
Effect of exchange rate changes on cash and cash equivalents	(30,324)	93,181	(56,490)	—	6,367
Change in cash and cash equivalents	1,484	(402)	9,996	—	11,078
Cash and cash equivalents, beginning of period	3,201	3,404	39,451	—	46,056
Cash and cash equivalents, end of period	$4,685	$3,002	$49,447	$—	$57,134

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the period ended April 3, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$35,321	$9,586	$8,806	$(17,160)	$36,553
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Gain on disposal of discontinued operations	(524)	—	—	—	(524)
Equity income of unconsolidated subsidiaries	—	(84)	—	—	(84)
Depreciation	434	7,757	6,373	—	14,564
Amortization	291	3,899	2,556	—	6,746
Earnings from investments in subsidiaries	(17,160)	—		17,160	—
Deferred income taxes	1,293	28	296	—	1,617
Stock compensation	6,802	—	—	—	6,802
Excess tax benefits from stock-based compensation	(980)	—	—	—	(980)
Gain on sale of assets	(147)	—	—	—	(147)
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	2,237	(86,078)	(15,821)	608	(99,054)
Inventories	—	(1,152)	(4,373)	—	(5,525)
Prepaid expenses and other current assets	27,302	(2,265)	(15,354)	(6,857)	2,826
Accounts payable	(2,862)	21,752	4,110	(521)	22,479
Employee compensation and benefits	(1,455)	(1,215)	4,364	—	1,694
Accrued product claims and warranties	—	3,455	192	—	3,647
Income taxes	(17,797)	24,262	(3,019)	—	3,446
Other current liabilities	(18,537)	(6,015)	16,195	6,773	(1,584)
Pension and post-retirement benefits	(937)	(275)	786	—	(426)
Other assets and liabilities	(1,062)	(11,894)	10,593	—	(2,363)
Net cash provided by (used for) operating activities	12,219	(38,239)	15,704	3	(10,313)
Investing activities
Capital expenditures	(1,690)	(6,430)	(3,939)	—	(12,059)
Proceeds from sale of property and equipment	—	94	33	—	127
Other	265	—	27	—	292
Net cash provided by (used for) investing activities	(1,425)	(6,336)	(3,879)	—	(11,640)
Financing activities
Net short-term borrowings	1,526	—	—	—	1,526
Proceeds from long-term debt	200,000	—	—	—	200,000
Repayment of long-term debt	(141,025)	—	—	—	(141,025)
Net change in advances to subsidiaries	(47,261)	50,018	(2,754)	(3)	—
Excess tax benefits from stock-based compensation	980	—	—	—	980
Stock issued to employees, net of shares withheld	(1,938)	—	—	—	(1,938)
Dividends paid	(18,837)	—	—	—	(18,837)
Net cash provided by (used for) financing activities	(6,555)	50,018	(2,754)	(3)	40,706
Effect of exchange rate changes on cash and cash equivalents	(3,246)	(3,781)	1,661	—	(5,366)
Change in cash and cash equivalents	993	1,662	10,732	—	13,387
Cash and cash equivalents, beginning of period	2,032	1,813	29,551	—	33,396
Cash and cash equivalents, end of period	$3,025	$3,475	$40,283	$—	$46,783

18.      Financial Statements of Subsidiary Guarantors

Pentair (the “Parent Company”) expects that certain of its domestic subsidiaries (the “Guarantor Subsidiaries”), each of which is directly or indirectly wholly-owned by the Parent Company will jointly and severally, and fully and unconditionally, guarantee certain long-term indebtedness of the Parent Company.  The following supplemental financial information sets forth the condensed consolidated balance sheets as of December 31, 2010 and 2009, the related condensed consolidated statements of income and statements of cash flows for each of the three years in the period ended December 31, 2010, for the Parent Company, the Guarantor Subsidiaries, the Non-Guarantor Subsidiaries, and total consolidated Pentair and subsidiaries.

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the year ended December 31, 2010

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$2,092,487	$1,189,597	$(251,311)	$3,030,773
Cost of goods sold	3,167	1,453,786	893,570	(250,390)	2,100,133
Gross profit	(3,167)	638,701	296,027	(921)	930,640
Selling, general and administrative	(3,713)	337,408	196,555	(921)	529,329
Research and development	393	42,386	24,377	—	67,156
Operating income	153	258,907	75,095	—	334,155
Earnings from investment in subsidiaries	(129,872)	—	—	129,872	—
Other (income) expense:
Equity income of unconsolidated subsidiaries	—	(1,551)	(557)	—	(2,108)
Net interest (income) expense	(111,034)	153,904	(6,754)	—	36,116
Income (loss) from continuing operations before income taxes and noncontrolling interest	241,059	106,554	82,406	(129,872)	300,147
Provision for income taxes	42,605	36,447	18,148	—	97,200
Income from continuing operations	198,454	70,107	64,258	(129,872)	202,947
Loss on disposal of discontinued operations, net of tax	(626)	—	—	—	(626)
Net income before noncontrolling interest	197,828	70,107	64,258	(129,872)	202,321
Noncontrolling interest	—	—	4,493	—	4,493
Net income attributable to Pentair, Inc.	$197,828	$70,107	$59,765	$(129,872)	$197,828

Net income from continuing operations attributable to Pentair, Inc.	$198,454	$70,107	$59,765	$(129,872)	$198,454

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the year ended December 31, 2009

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,827,463	$1,050,381	$(185,376)	$2,692,468
Cost of goods sold	7,024	1,310,011	775,116	(184,818)	1,907,333
Gross profit	(7,024)	517,452	275,265	(558)	785,135
Selling, general and administrative	10,074	312,079	185,708	(558)	507,303
Research and development	306	34,844	22,734	—	57,884
Operating (loss) income	(17,404)	170,529	66,823	—	219,948
Earnings from investment in subsidiaries	(60,528)	—	—	60,528	—
Other (income) expense:
Equity losses of unconsolidated subsidiaries	—	1,379	—	—	1,379
Loss on early extinguishment of debt	4,804	—	—	—	4,804
Net interest (income) expense	(106,586)	153,672	(5,968)	—	41,118
Income (loss) from continuing operations before income taxes and noncontrolling interest	144,906	15,478	72,791	(60,528)	172,647
Provision for income taxes	29,270	6,063	21,095	—	56,428
Income from continuing operations	115,636	9,415	51,696	(60,528)	116,219
(Loss) gain on disposal of discontinued operations, net of tax	(143)	551	(427)	—	(19)
Net income before noncontrolling interest	115,493	9,966	51,269	(60,528)	116,200
Noncontrolling interest	—	—	707	—	707
Net income attributable to Pentair, Inc.	$115,493	$9,966	$50,562	$(60,528)	$115,493

Net income from continuing operations attributable to Pentair, Inc.	$115,636	$9,415	$50,989	$(60,528)	$115,512

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Income (Unaudited)

For the year ended December 31, 2008

	Parent	Guarantor	Non-Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$2,560,930	$1,021,096	$(230,050)	$3,351,976
Cost of goods sold	40	1,847,160	719,534	(229,308)	2,337,426
Gross profit	(40)	713,770	301,562	(742)	1,014,550
Selling, general and administrative	3,536	419,013	185,172	(741)	606,980
Research and development	269	47,186	14,995	—	62,450
Legal settlement	20,435	—	—	—	20,435
Operating (loss) income	(24,280)	247,571	101,395	(1)	324,685
Other (income) expense:
Earnings from investment in subsidiaries	(194,295)	—	—	194,295	—
Gain on sale of interest in subsidiaries	—	(109,648)	—	—	(109,648)
Equity losses of unconsolidated subsidiaries	—	3,041	—	—	3,041
Loss on early extinguishment of debt	4,611	—	—	—	4,611
Net interest (income) expense	(88,407)	153,910	(6,068)	—	59,435
Other	—	106	—	—	106
Income (loss) from continuing operations before income taxes and noncontrolling interest	253,811	200,162	107,463	(194,296)	367,140
Provision for income taxes	25,320	53,386	29,638	—	108,344
Income from continuing operations	228,491	146,776	77,825	(194,296)	258,796
(Loss) income from discontinued operations, net of tax	—	(6,597)	814	—	(5,783)
Gain (loss) on disposal of discontinued operations, net of tax	243	(17,570)	(4,519)	—	(21,846)
Net income before noncontrolling interest	228,734	122,609	74,120	(194,296)	231,167
Noncontrolling interest	—	—	2,433	—	2,433
Net income attributable to Pentair, Inc.	$228,734	$122,609	$71,687	$(194,296)	$228,734

Net income from continuing operations attributable to Pentair, Inc.	$228,491	$146,776	$75,392	$(194,296)	$256,363

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

December 31, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$3,201	$3,404	$39,451	$—	$46,056
Accounts and notes receivable, net	678	357,730	222,319	(63,822)	516,905
Inventories	—	232,369	172,987	—	405,356
Deferred tax assets	115,722	40,064	7,928	(107,365)	56,349
Prepaid expenses and other current assets	8,278	10,098	51,497	(25,242)	44,631
Total current assets	127,879	643,665	494,182	(196,429)	1,069,297
Property, plant and equipment, net	17,392	144,332	167,711	—	329,435
Other assets
Investments in/advances to subsidiaries	2,355,343	89,659	748,181	(3,193,183)	—
Goodwill	—	1,549,537	516,507	—	2,066,044
Intangibles, net	—	265,987	187,583	—	453,570
Other	56,052	4,045	20,139	(25,049)	55,187
Total other assets	2,411,395	1,909,228	1,472,410	(3,218,232)	2,574,801
Total assets	$2,556,666	$2,697,225	$2,134,303	$(3,414,661)	$3,973,533

Liabilities and Shareholders’ Equity
Current liabilities
Short-term borrowings	$—	$—	$4,933	$—	$4,933
Current maturities of long-term debt	135,678	—	18,154	(153,814)	18
Accounts payable	4,908	170,747	150,517	(63,815)	262,357
Employee compensation and benefits	38,513	32,167	37,315	—	107,995
Current pension and post-retirement benefits	8,733	—	—	—	8,733
Accrued product claims and warranties	12,245	23,410	6,640	—	42,295
Income taxes	4,788	633	543	—	5,964
Accrued rebates and sales incentives	—	23,500	10,059	—	33,559
Other current liabilities	9,772	33,227	63,185	(25,242)	80,942
Total current liabilities	214,637	283,684	291,346	(242,871)	546,796
Other liabilities
Long-term debt	702,500	1,947,400	377,539	(2,324,918)	702,521
Pension and other retirement compensation	136,750	112	72,997	—	209,859
Post-retirement medical and other benefits	18,388	36,986	—	(25,049)	30,325
Long-term income taxes payable	23,507	—	—	—	23,507
Deferred tax liabilities	5	213,385	63,173	(107,365)	169,198
Due to/ (from) affiliates	(678,966)	(80,779)	810,652	(50,907)	—
Other non-current liabilities	46,692	1,892	37,711	—	86,295
Total liabilities	463,513	2,402,680	1,653,418	(2,751,110)	1,768,501
Noncontrolling interest	—	—	111,879	—	111,879
Shareholders’ equity attributable to Pentair, Inc.	2,093,153	294,545	369,006	(663,551)	2,093,153
Total liabilities and shareholders’ equity	$2,556,666	$2,697,225	$2,134,303	$(3,414,661)	$3,973,533

Pentair, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (Unaudited)

December 31, 2009

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$2,032	$1,813	$29,551	$—	$33,396
Accounts and notes receivable, net	421	296,691	210,640	(52,662)	455,090
Inventories	—	221,687	138,940	—	360,627
Deferred tax assets	123,041	35,250	6,974	(115,656)	49,609
Prepaid expenses and other current assets	15,016	7,063	43,401	(17,904)	47,576
Total current assets	140,510	562,504	429,506	(186,222)	946,298
Property, plant and equipment, net	9,417	148,506	175,765	—	333,688
Other assets
Investments in/advances to subsidiaries	2,378,327	97,035	735,159	(3,210,521)	—
Goodwill	—	1,549,185	539,612	—	2,088,797
Intangibles, net	—	279,033	207,374	—	486,407
Other	60,862	4,353	18,774	(27,845)	56,144
Total other assets	2,439,189	1,929,606	1,500,919	(3,238,366)	2,631,348
Total assets	$2,589,116	$2,640,616	$2,106,190	$(3,424,588)	$3,911,334

Liabilities and Shareholders’ Equity
Current liabilities
Short-term borrowings	$—	$—	$2,205	$—	$2,205
Current maturities of long-term debt	86,609	19	21,320	(107,867)	81
Accounts payable	4,952	127,142	128,308	(52,741)	207,661
Employee compensation and benefits	16,656	27,327	30,271	—	74,254
Current pension and post-retirement benefits	8,948	—	—	—	8,948
Accrued product claims and warranties	—	17,715	16,573	—	34,288
Income taxes	27,231	(26,380)	4,808	—	5,659
Accrued rebates and sales incentives	—	18,665	8,889	—	27,554
Other current liabilities	16,973	43,320	43,162	(17,826)	85,629
Total current liabilities	161,369	207,808	255,536	(178,434)	446,279
Other liabilities
Long-term debt	803,300	1,947,442	401,735	(2,349,126)	803,351
Pension and other retirement compensation	150,766	9,055	75,127	—	234,948
Post-retirement medical and other benefits	19,794	39,841	—	(27,845)	31,790
Long-term income taxes payable	26,936	—	—	—	26,936
Deferred tax liabilities	615	198,541	63,130	(115,656)	146,630
Due to/ (from) affiliates	(629,457)	(15,314)	829,510	(184,739)	—
Other non-current liabilities	43,705	4,393	46,962	—	95,060
Total liabilities	577,028	2,391,766	1,672,000	(2,855,800)	1,784,994
Noncontrolling interest	—	—	114,252		114,252
Shareholders’ equity attributable to Pentair, Inc.	2,012,088	248,850	319,938	(568,788)	2,012,088
Total liabilities and shareholders’ equity	$2,589,116	$2,640,616	$2,106,190	$(3,424,588)	$3,911,334

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the year ended December 31, 2010

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$197,828	$70,107	$64,258	$(129,872)	$202,321
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Loss on disposal of discontinued operations	626	—	—	—	626
Equity income of unconsolidated subsidiaries	—	(1,551)	(557)	—	(2,108)
Depreciation	3,002	29,902	25,091	—	57,995
Amortization	593	15,597	9,994	—	26,184
Earnings from investments in subsidiaries	(129,872)	—	—	129,872	—
Deferred income taxes	18,075	9,679	1,699	—	29,453
Stock compensation	21,468	—	—	—	21,468
Excess tax benefits from stock-based compensation	(2,686)	—	—	—	(2,686)
Loss on sale of assets	466	—	—	—	466
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	1,759	(61,042)	(14,222)	11,161	(62,344)
Inventories	—	(10,683)	(33,812)	—	(44,495)
Prepaid expenses and other current assets	(8,519)	(3,035)	6,993	7,338	2,777
Accounts payable	(1,431)	43,578	24,248	(11,074)	55,321
Employee compensation and benefits	14,630	4,840	7,782	—	27,252
Accrued product claims and warranties	12,245	5,695	(9,872)	—	8,068
Income taxes	(13,267)	15,813	(755)	—	1,791
Other current liabilities	3,314	(5,258)	9,921	(7,416)	561
Pension and post-retirement benefits	(33,762)	(11,798)	2,536	—	(43,024)
Other assets and liabilities	(2,191)	(12,731)	5,672	—	(9,250)
Net cash provided by (used for) operating activities	82,278	89,113	98,976	9	270,376
Investing activities
Capital expenditures	(11,557)	(22,954)	(25,012)	—	(59,523)
Proceeds from sale of property and equipment	—	284	74	—	358
Other	525	—	(1,673)	—	(1,148)
Net cash provided by (used for) investing activities	(11,032)	(22,670)	(26,611)	—	(60,313)
Financing activities
Net short-term borrowings	2,728	31	(31)	—	2,728
Proceeds from long-term debt	703,641	—	—	—	703,641
Repayment of long-term debt	(804,713)	—	—	—	(804,713)
Debt issuance costs	(50)	—	—	—	(50)
Net change in advances to subsidiaries	106,372	(59,269)	(47,090)	(13)	—
Excess tax benefits from stock-based compensation	2,686	—	—	—	2,686
Stock issued to employees, net of shares withheld	9,941	—	—	—	9,941
Repurchases of common stock	(24,712)	—	—	—	(24,712)
Dividends paid	(73,014)	142	(2,593)	—	(75,465)
Distribution to noncontrolling interest	—	—	(4,647)	—	(4,647)
Net cash provided by (used for) financing activities	(77,121)	(59,096)	(54,361)	(13)	(190,591)
Effect of exchange rate changes on cash and cash equivalents	7,044	(5,756)	(8,104)	4	(6,812)
Change in cash and cash equivalents	1,169	1,591	9,900	—	12,660
Cash and cash equivalents, beginning of period	2,032	1,813	29,551	—	33,396
Cash and cash equivalents, end of period	$3,201	$3,404	$39,451	$—	$46,056

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the year end December 31, 2009

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$115,493	$9,966	$51,269	$(60,528)	$116,200
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Loss (gain) on disposal of discontinued operations	143	(551)	427	—	19
Equity losses of unconsolidated subsidiaries	—	1,379	—	—	1,379
Depreciation	8,166	30,506	26,151	—	64,823
Amortization	14,332	15,752	10,573	—	40,657
Earnings from investments in subsidiaries	(60,528)	—	—	60,528	—
Deferred income taxes	8,223	18,582	3,811	—	30,616
Stock compensation	17,324	—	—	—	17,324
Excess tax benefits from stock-based compensation	(1,746)	—	—	—	(1,746)
(Gain) loss on sale of assets	(1,389)	—	2,374	—	985
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	(1,456)	10,492	7,484	(5,213)	11,307
Inventories	—	46,791	19,893	—	66,684
Prepaid expenses and other current assets	48,529	2,985	(37,221)	1,909	16,202
Accounts payable	5,615	(18,623)	(5,209)	4,395	(13,822)
Employee compensation and benefits	(1,385)	(13,968)	(7,078)	—	(22,431)
Accrued product claims and warranties	—	(7,645)	205	—	(7,440)
Income taxes	(10,921)	6,917	5,976	—	1,972
Other current liabilities	(29,030)	(15,312)	25,118	(1,857)	(21,081)
Pension and post-retirement benefits	(30,630)	(11,716)	2,739	—	(39,607)
Other assets and liabilities	(19,117)	39,226	(22,250)	—	(2,141)
Net cash provided by (used for) continuing operations	61,623	114,781	84,262	(766)	259,900
Net cash provided by (used for) operating activities of discontinued operations	(30)	(1,590)	89	—	(1,531)
Net cash provided by (used for) operating activities	61,593	113,191	84,351	(766)	258,369
Investing activities
Capital expenditures	(2,237)	(19,676)	(32,224)	—	(54,137)
Proceeds from sale of property and equipment	—	446	762	—	1,208
Divestitures	404	1,002	161	—	1,567
Other	7	—	(3,231)	—	(3,224)
Net cash provided by (used for) investing activities	(1,826)	(18,228)	(34,532)	—	(54,586)
Financing activities
Net short-term borrowings	2,205	115	(115)	—	2,205
Proceeds from long-term debt	580,000	—	—	—	580,000
Repayment of long-term debt	(730,304)	—	—	—	(730,304)
Debt issuance costs	(50)	—	—	—	(50)
Net change in advances to subsidiaries	152,482	(110,046)	(43,201)	765	—
Excess tax benefits from stock-based compensation	1,746	—	—	—	1,746
Stock issued to employees, net of shares withheld	8,247	—	—	—	8,247
Dividends paid	(63,686)	5,313	(12,554)	—	(70,927)
Net cash provided by (used for) financing activities	(49,360)	(104,618)	(55,870)	765	(209,083)
Effect of exchange rate changes on cash and cash equivalents	(11,095)	8,123	2,323	1	(648)
Change in cash and cash equivalents	(688)	(1,532)	(3,728)	—	(5,948)
Cash and cash equivalents, beginning of period	2,720	3,345	33,279	—	39,344
Cash and cash equivalents, end of period	$2,032	$1,813	$29,551	$—	$33,396

Pentair, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the year end December 31, 2008

	Parent	Guarantor	Non- Guarantor
In thousands	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Operating activities
Net income before noncontrolling interest	$228,734	$122,609	$74,120	$(194,296)	$231,167
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Loss (income) from discontinued operations	—	6,597	(814)	—	5,783
(Gain) loss on disposal of discontinued operations	(243)	21,292	797	—	21,846
Equity (income) losses of unconsolidated subsidiaries	—	3,041	—	—	3,041
Depreciation	1,305	38,338	20,030	—	59,673
Amortization	2,567	18,384	6,657	—	27,608
Earnings from investments in subsidiaries	(194,296)	—	—	194,296	—
Deferred income taxes	(10,925)	45,449	6,230	—	40,754
Stock compensation	20,572	—	—	—	20,572
Excess tax benefits from stock-based compensation	(1,617)	—	—	—	(1,617)
Other	510	—	—	—	510
(Gain) loss on sale of assets	—	(109,648)	—	—	(109,648)
Changes in assets and liabilities, net of effects of business acquisitions and dispositions
Accounts and notes receivable	1,895	(16,784)	36,884	(40,242)	(18,247)
Inventories	—	(23,930)	(9,381)	—	(33,311)
Prepaid expenses and other current assets	(51,789)	285	30,913	(6,803)	(27,394)
Accounts payable	(4,813)	(6,296)	17,626	(8,490)	(1,973)
Employee compensation and benefits	(6,435)	(15,616)	132	—	(21,919)
Accrued product claims and warranties	—	(6,812)	(474)	—	(7,286)
Income taxes	43,567	(37,278)	(10,698)	—	(4,409)
Other current liabilities	27,240	2	(25,085)	6,830	8,987
Pension and post-retirement benefits	5,135	(7,746)	2,912	—	301
Other assets and liabilities	39,526	8,655	(30,007)	—	18,174
Net cash provided by (used for) continuing operations	100,933	40,542	119,842	(48,705)	212,612
Net cash provided by (used for) operating activities of discontinued operations	—	(10,239)	1,842	—	(8,397)
Net cash provided by (used for) operating activities	100,933	30,303	121,684	(48,705)	204,215
Investing activities
Capital expenditures	(4,177)	(34,371)	(14,541)	—	(53,089)
Proceeds from sale of property and equipment	—	288	4,453	—	4,741
Acquisitions, net of cash acquired	(2,046)	—	19	—	(2,027)
Divestitures	—	36,574	1,333	—	37,907
Other	(12)	—	—	—	(12)
Net cash provided by (used for) investing activities	(6,235)	2,491	(8,736)	—	(12,480)
Financing activities
Net short-term borrowings	(16,994)	—	—	—	(16,994)
Proceeds from long-term debt	715,000	—	—	—	715,000
Repayment of long-term debt	(805,016)	—	—	—	(805,016)
Debt issuance costs	(114)	—	—	—	(114)
Net change in advances to subsidiaries	107,951	(76,635)	(80,024)	48,708	—
Excess tax benefits from stock-based compensation	1,617	—	—	—	1,617
Stock issued to employees, net of shares withheld	5,590	—	—	—	5,590
Repurchases of common stock	(50,000)	—	—	—	(50,000)
Dividends paid	(56,631)	39,193	(49,846)	—	(67,284)
Net cash provided by (used for) financing activities	(98,597)	(37,442)	(129,870)	48,708	(217,201)
Effect of exchange rate changes on cash and cash equivalents	154	(2,858)	(3,281)	—	(5,985)
Change in cash and cash equivalents	(3,745)	(7,506)	(20,203)	3	(31,451)
Cash and cash equivalents, beginning of period	6,465	10,848	53,482	—	70,795
Cash and cash equivalents, end of period	$2,720	$3,342	$33,279	$3	$39,344

Document and Entity Information (USD $)	3 Months Ended	12 Months Ended
	Apr. 02, 2011	Dec. 31, 2010	Jul. 03, 2010
Document Type	8-K
Document Period End Date	Apr 2, 2011
Amendment Flag	false
Entity Registrant Name	PENTAIR INC
Entity Central Index Key	0000077360
Entity Current Reporting Status		Yes
Entity Voluntary Filers		No
Current Fiscal Year End Date		--12-31
Entity Filer Category		Large Accelerated Filer
Entity Well Known Seasoned Issuer		Yes
Entity Common Stock Shares Outstanding		98,409,192
Entity Public Float			$ 2,970,142,821
Document Fiscal Year Focus		2010
Document Fiscal Period Focus		FY